DoubleLine Total Return Bond Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations - 4.9%
3,596,243	AASET Ltd., Series 2018-1A-B	5.44	% (a)(c)	01/16/2038	2,029,468
12,952,549	AASET Ltd., Series 2020-1A-A	3.35	% (a)	01/16/2040	10,205,715
12,950,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	11,086,987
11,550,000	Aligned Data Centers Issuer LLC, Series 2021-1A-B	2.48	% (a)	08/15/2046	9,482,518
2,551,060	Aqua Finance Trust, Series 2017-A-A	3.72	% (a)	11/15/2035	2,513,674
21,338,750	Bojangles Issuer LLC, Series 2020-1A-A2	3.83	% (a)	10/20/2050	19,204,211
4,276,322	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	3,900,224
9,850,000	Cajun Global LLC, Series 2021-1-A2	3.93	% (a)	11/20/2051	8,381,058
14,088,425	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	12,198,133
15,000,000	CANON, Series 2021-0001	3.50	% (c)	11/05/2023	14,925,000
20,362,616	Carbon Level Mitigation Trust, Series 2021-3-CERT	1.99	% (a)(b)	09/08/2051	15,912,122
6,046,168	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	5,436,612
15,077,529	Castlelake Aircraft Structured Trust, Series 2017-1R-A	2.74	% (a)	08/15/2041	13,088,743
13,409,375	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	11,631,933
33,434,339	CLMTE, Series 2022-3	0.23	% (a)	11/21/2052	24,366,645
12,091,275	Coinstar Funding LLC, Series 2017-1A-A2	5.22	% (a)	04/25/2047	9,293,955
2,697,365	Commonbond Student Loan Trust, Series 2016-A-A1	3.32	% (a)	05/25/2040	2,539,604
4,951,174	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	4,732,134
39,300,000	DataBank Issuer, Series 2021-1A-A2	2.06	% (a)	02/27/2051	34,112,553
31,000,000	DataBank Issuer, Series 2021-2A-A2	2.40	% (a)	10/25/2051	26,903,046
3,350,000	DataBank Issuer, Series 2021-2A-B	2.79	% (a)	10/25/2051	2,865,383
28,462,500	DB Master Finance LLC, Series 2021-1A-A23	2.79	% (a)	11/20/2051	22,011,642
6,000,000	Diamond Issuer, Series 2021-1A-B	2.70	% (a)	11/20/2051	4,903,719
18,552,195	Dividend Solar Loans LLC, Series 2019-1-A	3.67	% (a)	08/22/2039	16,839,230
30,524,492	ECAF Ltd., Series 2015-1A-A2	4.95	% (a)	06/15/2040	18,819,479
2,561,426	Falcon Aerospace Ltd., Series 2017-1-A	4.58	% (a)	02/15/2042	2,138,048
2,241,862	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	2,195,904
10,647,108	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(k)	12/15/2044	8,908,627
25,016,858	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	22,200,315
2,300,814	HERO Funding Trust, Series 2016-3A-A2	3.91	% (a)	09/20/2042	2,169,528
6,146,025	HERO Funding Trust, Series 2016-4A-A2	4.29	% (a)	09/20/2047	5,870,186
14,678,807	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	% (a)	07/15/2039	11,550,533
37,335,000	Jack in the Box Funding LLC, Series 2019-1A-A23	4.97	% (a)	08/25/2049	33,120,696
5,508,375	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	4,967,230
20,898,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	19,269,701
9,119,519	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	7,406,800
6,707,056	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	5,355,933
59,213,850	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30	% (a)	01/15/2042	47,347,750
1,618,308	Loanpal Solar Loan Ltd., Series 2021-1GS-B	2.84	% (a)	01/20/2048	1,205,660
12,831,101	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	10,526,738
1,142,579	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B	3.43	% (a)	10/15/2046	913,488

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
33,106,100	ME Funding LLC, Series 2019-1-A2	6.45	% (a)	07/30/2049	31,875,450
14,103,290	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82	% (a)	06/22/2043	13,088,406
8,416,123	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	7,778,137
10,571,401	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20	% (a)	02/22/2044	9,590,181
1,820,359	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37	% (a)	12/21/2043	1,693,287
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91	% (a)	12/16/2058	21,450,543
11,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13	% (a)	12/15/2059	9,931,229
12,100,447	Navigator Aircraft Ltd., Series 2021-1-B	3.57	% (a)(k)	11/15/2046	9,917,151
14,528,750	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	% (a)	04/30/2051	11,685,616
4,153,673	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (a)	02/15/2027	4,121,675
35,748,552	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (a)	06/15/2044	28,426,927
12,561,500	Primrose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	11,495,878
30,500,248	Project Silver, Series 2019-1-A	3.97	% (a)	07/15/2044	24,201,490
908,083	Prosper Pass-Thru Trust, Series 2019-ST1-A	4.50	% (a)	07/15/2025	909,879
33,634,417	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	31,921,409
14,344,611	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	% (a)	08/23/2044	10,419,194
39,449,005	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	34,314,243
7,614,709	Renew, Series 2017-2A-A	3.22	% (a)	09/22/2053	6,694,434
40,576,827	Research-Driven Pagaya Motor Asset Trust, Series 2021-2A-A	2.65	% (a)	03/25/2030	35,725,352
37,704,848	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	28,607,008
9,351,338	Sapphire Aviation Finance Ltd., Series 2020-1A-B	4.34	% (a)	03/15/2040	5,459,863
17,705,625	SEB Funding LLC, Series 2021-1A-A2	4.97	% (a)	01/30/2052	15,036,507
4,087,200	ServiceMaster Funding LLC, Series 2020-1-A2II	3.34	% (a)	01/30/2051	3,077,923
21,328,644	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	16,181,019
2,951,293	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	2,693,087
3,541,551	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-D	3.23	% (a)	09/20/2038	3,209,008
5,562,969	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.00% Floor)	5.06%		06/15/2039	5,241,258
4,292,266	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%, 0.00% Floor)	5.04%		12/15/2039	4,062,634
58,861,024	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	55,619,841
500,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(c)(e)	08/15/2030	12,140,261
16,784,457	SoFi Alternative Trust, Series 2021-1-PT2	9.72	% (a)(b)	05/25/2030	16,504,374
64,060,463	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	60,509,720
950,000	SoFi Alternative Trust, Series 2021-3-R1	0.00	% (a)(c)(e)	11/15/2030	28,266,905
20,000,000	SoFi Professional Loan Program LLC, Series 2017-E-B	3.49	% (a)	11/26/2040	19,014,462
13,000,000	SoFi Professional Loan Program LLC, Series 2017-E-C	4.16	% (a)	11/26/2040	11,345,862
22,800,000	SoFi Professional Loan Program LLC, Series 2018-A-B	3.61	% (a)	02/25/2042	20,508,397
18,000,000	SoFi Professional Loan Program Trust, Series 2018-B-BFX	3.83	% (a)	08/25/2047	16,176,589
23,439,520	Sprite Ltd., Series 2021-1-A	3.75	% (a)	11/15/2046	20,368,591
5,750,000	Stack Infrastructure Issuer LLC, Series 2020-1A-A2	1.89	% (a)	08/25/2045	5,123,651
17,185,834	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	14,703,615
4,694,204	Stonepeak ABS, Series 2021-1A-A	2.68	% (a)	02/28/2033	4,104,011
8,583,148	Stonepeak ABS, Series 2021-1A-B	3.82	% (a)	02/28/2033	7,505,869
39,421,946	Sunbird Engine Finance LLC, Series 2020-1A-A	3.67	% (a)	02/15/2045	31,999,424
12,811,889	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	11,348,602
12,490,095	Sunnova Helios Issuer LLC, Series 2019-AA-A	3.75	% (a)	06/20/2046	11,136,340

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,209,054	Sunnova Helios Issuer LLC, Series 2021-C-B	2.33	% (a)	10/20/2048	10,628,926
29,754,534	Sunnova Helios Sol Issuer LLC, Series 2020-2A-A	2.73	% (a)	11/01/2055	23,428,955
7,474,500	Taco Bell Funding LLC, Series 2021-1A-A23	2.54	% (a)	08/25/2051	5,703,100
5,247,000	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (a)	08/25/2051	4,449,984
15,275,000	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	13,420,904
3,245,938	TAL Advantage LLC, Series 2020-1A-B	3.29	% (a)	09/20/2045	2,826,832
9,678,952	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73	% (a)	08/21/2045	8,776,940
8,423,217	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	7,348,692
2,771,935	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	% (a)	09/20/2045	2,414,077
23,226,667	Textainer Marine Containers Ltd., Series 2021-3A-A	1.94	% (a)	08/20/2046	19,018,211
5,763,869	Upgrade Master Credit Pass-Thru Trust, Series 2021-PT1-A	29.67	% (a)(b)	08/15/2027	4,695,669
439,285	Upgrade Master Pass-Thru Trust, Series 2019-ST2-A	3.90	% (a)	09/15/2025	436,418
9,044,451	Upgrade Master Pass-Thru Trust, Series 2021-PT1-A	14.51	% (a)(b)	04/15/2027	8,767,049
7,598,903	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	15.57	% (a)(b)	07/15/2027	7,280,798
4,394,518	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	11.57	% (a)(b)	08/15/2027	4,180,760
13,016,557	Upgrade Master Pass-Thru Trust, Series 2021-PT5-A	16.50	% (a)(b)	10/15/2027	12,570,297
8,099,572	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	7,740,895
6,674,675	Upstart Pass-Through Trust, Series 2021-ST1-A	2.75	% (a)	02/20/2027	6,355,309
3,670,621	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	3,551,884
5,647,126	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	5,531,323
10,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	9,304,010
7,500,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	6,461,238
32,425,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	26,707,688
54,400,000	Vault DI Issuer LLC, Series 2021-1A-A2	2.80	% (a)	07/15/2046	46,226,618
17,158,948	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	15,242,082
17,440,347	VR Funding LLC, Series 2020-1A-A	2.79	% (a)	11/15/2050	14,539,993
13,630,715	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(b)	01/14/2026	13,371,804
19,110,000	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08	% (a)	06/15/2049	17,011,164
44,956,929	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	34,375,507
10,395,000	Wingstop Funding LLC, Series 2020-1A-A2	2.84	% (a)	12/05/2050	8,826,357
10,227,043	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	8,389,928

Total Asset Backed Obligations (Cost $1,829,178,945)					1,587,299,639

Collateralized Loan Obligations - 3.8%
2,000,000	Anchorage Capital Ltd., Series 2014-3RA-B (3 Month LIBOR USD + 1.50%, 0.00% Floor)	5.87	% (a)	01/28/2031	1,952,937
36,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.28	% (a)	10/15/2031	35,451,011
3,000,000	Apidos, Series 2013-12A-CR (3 Month LIBOR USD + 1.80%, 0.00% Floor)	5.88	% (a)	04/15/2031	2,778,950
5,000,000	BlueMountain Ltd., Series 2018-2A-B (3 Month LIBOR USD + 1.70%, 1.70% Floor)	6.31	% (a)	08/15/2031	4,839,087
16,500,000	Capital Four Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.40	% (a)	01/18/2035	15,860,016
18,500,000	Carlyle Global Market Strategies Ltd., Series 2022-2A-A2 (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	5.96	% (a)	04/20/2035	17,712,129
10,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	5.46	% (a)	01/20/2035	9,660,659

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,500,000	CIFC Funding Ltd., Series 2022-3A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	5.99	% (a)	04/21/2035	10,981,339
3,500,000	Dryden Ltd., Series 2017-53A-B (3 Month LIBOR USD + 1.40%, 0.00% Floor)	5.48	% (a)	01/15/2031	3,387,048
25,500,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.20	% (a)	07/15/2031	24,993,320
13,000,000	Franklin Park Place LLC, Series 2022-1A-A (Secured Overnight Financing Rate 3 Month + 1.40%, 1.40% Floor)	5.23	% (a)	04/14/2035	12,534,876
58,370,000	Greywolf Ltd., Series 2018-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.29%, 0.00% Floor)	5.34	% (a)	04/26/2031	57,277,611
1,993,864	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%, 0.00% Floor)	9.37	% (a)	04/28/2025	476,445
5,001,416	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%, 0.00% Floor)	7.97	% (a)	10/22/2025	4,824,317
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	6.44	% (a)	01/20/2033	12,700,795
28,916,429	Harbourview LLC, Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	5.32	% (a)	07/18/2031	28,280,906
10,000,000	Highbridge Loan Management Ltd., Series 7A-2015-BR (3 Month LIBOR USD + 1.18%, 0.00% Floor)	5.79	% (a)	03/15/2027	9,836,655
6,000,000	Jamestown Ltd., Series 2018-11A-A2 (3 Month LIBOR USD + 1.70%, 0.00% Floor)	5.71	% (a)	07/14/2031	5,754,419
55,820,051	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.51	% (a)	04/25/2030	54,812,359
5,000,000	Jamestown Ltd., Series 2018-6RA-A2A (3 Month LIBOR USD + 1.78%, 1.78% Floor)	6.14	% (a)	04/25/2030	4,860,635
4,500,000	Jamestown Ltd., Series 2019-1A-A2 (3 Month LIBOR USD + 2.15%, 2.15% Floor)	6.39	% (a)	04/20/2032	4,367,005
30,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	10/15/2031	29,396,844
12,500,000	Marble Point Ltd., Series 2020-2A-A1R (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.29	% (a)	10/15/2034	12,083,841
55,000,000	Marble Point Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.56	% (a)	07/25/2034	52,846,613
50,000,000	Marble Point Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.53	% (a)	01/22/2035	47,789,710
54,500,000	MidOcean Credit, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.39	% (a)	07/20/2031	53,589,038
70,279,043	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	5.24	% (a)	07/20/2030	69,600,414
61,250,000	MKS Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	5.43	% (a)	01/20/2031	60,356,791
40,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%, 0.00% Floor)	5.49	% (a)	10/20/2030	39,324,672
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%, 0.00% Floor)	5.23	% (a)	07/15/2031	29,197,500
25,860,959	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	5.33	% (a)	04/19/2031	25,279,496
75,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.23	% (a)	07/15/2031	73,099,733
28,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 0.00% Floor)	5.23	% (a)	07/15/2031	27,385,770
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%, 0.00% Floor)	5.73	% (a)	07/17/2031	2,422,827

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,000,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%, 0.00% Floor)	5.55	% (a)	10/25/2031	19,640,836
25,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	5.34	% (a)	04/18/2031	24,522,250
26,500,000	Sound Point Ltd., Series 2015-2A-ARRR (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.45	% (a)	07/20/2032	26,001,323
18,000,000	Sound Point Ltd., Series 2018-2A-C (3 Month LIBOR USD + 1.95%, 0.00% Floor)	6.28	% (a)	07/26/2031	16,454,705
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	5.51	% (a)	10/26/2031	27,288,744
25,250,000	Sound Point Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.18%, 1.18% Floor)	5.54	% (a)	10/25/2034	24,529,458
15,058,825	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	5.35	% (a)	04/21/2031	14,781,698
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	5.89	% (a)	06/15/2031	33,243,500
10,000,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	5.88	% (a)	04/15/2032	9,496,460
4,000,000	THL Credit Wind River Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.00%, 0.00% Floor)	6.19	% (a)	10/18/2030	3,747,108
40,000,000	THL Credit Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	5.22	% (a)	01/15/2031	39,134,060
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.40	% (a)	01/18/2035	19,172,388
15,000,000	Unity-Peace Park Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	5.96	% (a)	04/20/2035	14,328,666
60,500,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.44	% (a)	10/20/2031	59,401,290
46,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	5.44	% (a)	10/20/2031	44,776,671

Total Collateralized Loan Obligations (Cost $1,251,267,913)					1,222,234,925

Non-Agency Commercial Mortgage Backed Obligations - 9.2%
850,000	1211 Avenue of the Americas Trust, Series 2015-1211-C	4.14	% (a)(b)	08/10/2035	747,302
7,949,000	20 Times Square Trust, Series 2018-20TS-F	3.10	% (a)(b)	05/15/2035	6,633,893
5,856,000	20 Times Square Trust, Series 2018-20TS-G	3.10	% (a)(b)	05/15/2035	4,721,266
3,683,000	280 Park Avenue Mortgage Trust, Series 2017-280P-F (1 Month LIBOR USD + 2.83%, 2.83% Floor)	7.06	% (a)	09/15/2034	3,321,776
2,010,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	5.74	% (a)	12/18/2037	1,940,408
11,551,000	Alen Mortgage Trust, Series 2021-ACEN-E (1 Month LIBOR USD + 4.00%, 4.00% Floor)	8.32	% (a)	04/15/2034	8,940,179
21,947,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XB	0.49	% (a)(b)(d)	10/15/2054	776,814
2,531,000	Arbor Realty Ltd., Series 2020-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	5.85	% (a)	02/15/2035	2,466,313
6,300,000	Arbor Realty Ltd., Series 2021-FL1-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	5.77	% (a)	12/15/2035	5,834,191
10,446,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	7.62	% (a)	12/15/2036	9,358,763
10,001,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	5.27	% (a)	06/15/2035	9,663,276
35,435,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-D	3.18	% (a)(b)	01/15/2032	28,171,077

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,505,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-E	3.18	% (a)(b)	01/15/2032	5,653,260
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-B	4.34	% (b)	09/15/2048	3,633,079
46,449,421	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-XA	0.75	% (b)(d)	09/15/2048	763,991
2,121,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10-C	4.84	% (b)	07/15/2049	1,904,004
3,554,000	BANK, Series 2017-BNK4-C	4.37	% (b)	05/15/2050	3,048,924
32,533,370	BANK, Series 2017-BNK4-XA	1.34	% (b)(d)	05/15/2050	1,431,364
4,916,000	BANK, Series 2017-BNK5-B	3.90	% (b)	06/15/2060	4,293,015
1,960,000	BANK, Series 2017-BNK5-C	4.19	% (b)	06/15/2060	1,664,133
74,212,027	BANK, Series 2017-BNK5-XA	0.95	% (b)(d)	06/15/2060	2,368,885
145,412,090	BANK, Series 2018-BN10-XA	0.69	% (b)(d)	02/15/2061	4,139,461
91,464,461	BANK, Series 2019-BN16-XA	0.94	% (b)(d)	02/15/2052	3,900,319
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	37,035,433
1,099,000	BANK, Series 2019-BN20-AS	3.24	% (b)	09/15/2062	931,429
5,000,000	BANK, Series 2019-BN21-C	3.52	% (b)	10/17/2052	3,701,826
62,007,000	BANK, Series 2020-BN30-XB	0.72	% (b)(d)	12/15/2053	2,740,158
112,743,000	BANK, Series 2021-BN35-XB	0.59	% (b)(d)	06/15/2064	4,560,556
181,195,802	Barclays Commercial Mortgage Trust, Series 2019-C4-XA	1.55	% (b)(d)	08/15/2052	13,033,287
73,789,563	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	0.88	% (b)(d)	11/15/2052	2,847,259
6,010,000	BBCMS Mortgage Trust, Series 2017-DELC-C (1 Month LIBOR USD + 1.33%, 1.20% Floor)	5.64	% (a)	08/15/2036	5,857,652
6,743,000	BBCMS Mortgage Trust, Series 2017-DELC-D (1 Month LIBOR USD + 1.83%, 1.70% Floor)	6.14	% (a)	08/15/2036	6,556,566
23,585,000	BBCMS Mortgage Trust, Series 2017-DELC-E (1 Month LIBOR USD + 2.63%, 2.50% Floor)	6.94	% (a)	08/15/2036	22,909,990
13,209,000	BBCMS Mortgage Trust, Series 2017-DELC-F (1 Month LIBOR USD + 3.63%, 3.50% Floor)	7.94	% (a)	08/15/2036	12,715,583
3,066,263	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	5.32	% (a)	10/15/2037	2,952,678
45,454,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	5.32	% (a)	07/15/2037	44,233,247
15,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	7.87	% (a)	07/15/2037	14,331,604
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	7.55	% (a)	03/15/2037	3,800,094
11,799,000	BBCMS Mortgage Trust, Series 2020-C6-F5TB	3.69	% (a)(b)	02/15/2053	8,429,081
12,497,250	BBCMS Mortgage Trust, Series 2020-C6-F5TC	3.69	% (a)(b)	02/15/2053	8,449,607
93,866,925	BBCMS Mortgage Trust, Series 2020-C6-XA	1.05	% (b)(d)	02/15/2053	4,901,140
34,040,000	BBCMS Mortgage Trust, Series 2021-C11-XB	0.97	% (b)(d)	09/15/2054	2,222,713
136,679,529	BBCMS Mortgage Trust, Series 2021-C9-XA	1.63	% (b)(d)	02/15/2054	12,398,501
68,467,000	BBCMS Mortgage Trust, Series 2021-C9-XB	0.99	% (b)(d)	02/15/2054	4,308,957
4,125,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	6.08	% (a)	08/15/2036	4,103,736
37,093,395	Benchmark Mortgage Trust, Series 2018-B7-XA	0.43	% (b)(d)	05/15/2053	631,997
28,394,811	Benchmark Mortgage Trust, Series 2018-B8-XA	0.63	% (b)(d)	01/15/2052	777,598
79,681,588	Benchmark Mortgage Trust, Series 2019-B9-XA	1.03	% (b)(d)	03/15/2052	3,774,437
75,229,356	Benchmark Mortgage Trust, Series 2020-B16-XA	0.93	% (b)(d)	02/15/2053	3,637,528

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
75,312,131	Benchmark Mortgage Trust, Series 2020-B17-XA	1.42	% (b)(d)	03/15/2053	4,580,303
13,462,000	Benchmark Mortgage Trust, Series 2020-B18-AGND	3.74	% (a)	07/15/2053	11,462,571
2,432,000	Benchmark Mortgage Trust, Series 2020-B18-AGNE	3.76	% (a)	07/15/2053	1,993,107
91,163,576	Benchmark Mortgage Trust, Series 2020-B18-XA	1.79	% (b)(d)	07/15/2053	7,165,922
238,283,107	Benchmark Mortgage Trust, Series 2020-B19-XA	1.77	% (b)(d)	09/15/2053	18,239,333
70,880,681	Benchmark Mortgage Trust, Series 2020-B22-XA	1.52	% (b)(d)	01/15/2054	6,150,352
276,099,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51	% (b)(d)	09/15/2043	7,305,303
232,812,293	Benchmark Mortgage Trust, Series 2021-B24-XA	1.15	% (b)(d)	03/15/2054	14,219,290
121,643,247	Benchmark Mortgage Trust, Series 2021-B28-XA	1.28	% (b)(d)	08/15/2054	8,597,793
59,609,000	Benchmark Mortgage Trust, Series 2021-B28-XB	0.95	% (b)(d)	08/15/2054	3,737,449
66,420,000	Benchmark Mortgage Trust, Series 2021-B29-XB	0.70	% (b)(d)	09/15/2054	3,121,043
365,001,037	Benchmark Mortgage Trust, Series 2021-B30-XA	0.81	% (b)(d)	11/15/2054	18,950,744
30,009,000	BF Mortgage Trust, Series 2019-NYT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	6.32	% (a)	12/15/2035	25,701,244
672,000	BFLD, Series 2019-DPLO-B (1 Month LIBOR USD + 1.34%, 1.34% Floor)	5.66	% (a)	10/15/2034	654,178
54,537,000	BHMS Mortgage Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	5.57	% (a)	07/15/2035	52,452,361
27,680,000	Braemar Hotels & Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	5.14	% (a)	06/15/2035	26,404,209
9,834,000	BSPRT Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	5.42	% (a)	03/15/2036	9,583,223
33,284,034	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.28%, 3.15% Floor)	7.59	% (a)	07/15/2034	32,788,175
516,361	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	6.29	% (a)	09/15/2037	502,755
5,160,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	7.22	% (a)	04/15/2034	4,823,044
173,184,000	BX Trust, Series 2019-OC11-E	3.94	% (a)(b)	12/09/2041	134,806,530
326,679,000	BX Trust, Series 2019-OC11-XB	0.18	% (a)(b)(d)	12/09/2041	4,119,684
20,212,883	BX Trust, Series 2021-SOAR-J (1 Month LIBOR USD + 3.75%, 3.75% Floor)	8.07	% (a)	06/15/2038	18,657,680
3,450,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	8.25	% (a)	06/15/2036	3,141,566
56,748,000	BX Trust, Series 2021-VOLT-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	6.32	% (a)	09/15/2036	52,945,243
24,745,000	BX Trust, Series 2021-VOLT-F (1 Month LIBOR USD + 2.40%, 2.40% Floor)	6.72	% (a)	09/15/2036	22,851,188
4,653,036	BX Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	6.16	% (a)	10/15/2038	4,385,817
64,016,241	California Housing Finance, Series 2021-2-X	0.82	% (b)(d)	03/25/2035	3,473,521
71,736,121	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.23	% (b)(d)	05/10/2050	2,845,205
5,723,000	CD Commercial Mortgage Trust, Series 2017-CD6-B	3.91	% (b)	11/13/2050	4,957,116
5,175,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.23	% (b)	11/13/2050	4,354,462
43,007,354	CD Commercial Mortgage Trust, Series 2017-CD6-XA	0.88	% (b)(d)	11/13/2050	1,199,892
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	4.84	% (b)	05/10/2058	6,409,124
77,544,417	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.61	% (b)(d)	05/10/2058	3,065,215
5,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.19	% (b)	11/10/2049	4,196,885
5,275,000	CHCP Ltd., Series 2021-FL1-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	6.09	% (a)	02/15/2038	5,009,457

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
129,638,778	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.10	% (b)(d)	03/11/2047	1,053,652
66,755,577	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.12	% (b)(d)	05/10/2047	764,358
160,609,911	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.95	% (b)(d)	10/10/2047	1,995,305
9,978,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.42	% (b)	02/10/2048	9,060,946
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(b)	02/10/2048	3,230,900
171,521,245	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.31	% (b)(d)	02/10/2048	3,508,947
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.57	% (b)	09/10/2058	12,668,679
157,404,509	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	0.87	% (b)(d)	09/10/2058	2,950,075
96,810,449	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.82	% (b)(d)	05/10/2049	4,614,577
194,597,065	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.21	% (b)(d)	02/10/2049	5,488,708
33,365,948	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.65	% (b)(d)	04/10/2049	1,358,768
92,352,173	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.66	% (b)(d)	04/15/2049	3,527,659
52,865,480	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.89	% (b)(d)	07/10/2049	2,580,084
86,083,455	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.38	% (b)(d)	10/10/2049	3,382,030
224,050,619	Citigroup Commercial Mortgage Trust, Series 2017-B1-XA	0.74	% (b)(d)	08/15/2050	6,178,061
38,722,503	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.11	% (b)(d)	04/14/2050	1,404,670
3,625,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-D	3.31	% (a)(b)	11/10/2042	2,677,507
7,800,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-E	3.31	% (a)(b)	11/10/2042	5,530,303
23,804,000	Citigroup Commercial Mortgage Trust, Series 2020-555-E	3.50	% (a)(b)	12/10/2041	17,466,235
4,175,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.50	% (a)(b)	12/10/2041	2,933,060
2,853,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-B	3.15	% (b)	02/15/2053	2,223,810
18,762,467	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	5.69	% (a)	08/20/2035	18,287,083
32,731,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	5.99	% (a)	08/20/2035	31,776,466
29,797,989	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	6.34	% (a)	08/20/2035	28,536,432
11,975,270	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	1.53	% (b)(d)	10/15/2045	419
101,068,829	Commercial Mortgage Pass-Through Trust, Series 2013-CR10-XA	0.64	% (b)(d)	08/10/2046	186,128
168,894,486	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	1.06	% (b)(d)	10/10/2046	901,542
843,000	Commercial Mortgage Pass-Through Trust, Series 2013-CR13-C	4.88	% (b)	11/10/2046	794,434
4,345,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-C	4.92	% (b)	04/10/2047	3,942,415
7,635,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.70	% (b)	08/10/2047	7,171,415
25,400,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR20-C	4.46	% (b)	11/10/2047	23,430,718
90,331,218	Commercial Mortgage Pass-Through Trust, Series 2014-UBS3-XA	1.06	% (b)(d)	06/10/2047	901,036
833,000	Commercial Mortgage Pass-Through Trust, Series 2015-3BP-F	3.24	% (a)(b)	02/10/2035	678,989
905,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-C	4.07	% (b)	03/10/2048	824,784
150,028,009	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.82	% (b)(d)	03/10/2048	2,155,032
5,360,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR23-C	4.30	% (b)	05/10/2048	4,905,828
75,178,529	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	0.90	% (b)(d)	10/10/2048	1,448,796
17,822,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.30	% (b)	02/10/2048	15,365,854
272,303,085	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	0.98	% (b)(d)	02/10/2048	4,141,812
1,403,000	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-C	4.66	% (b)	02/10/2049	1,256,739
5,524,000	Commercial Mortgage Pass-Through Trust, Series 2017-PANW-E	3.81	% (a)(b)	10/10/2029	4,837,334
5,248,500	Commercial Mortgage Pass-Through Trust, Series 2018-COR3-C	4.56	% (b)	05/10/2051	4,259,992
18,570,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-A (1 Month LIBOR USD + 1.10%, 1.00% Floor)	5.42	% (a)	09/15/2033	17,456,179

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,425,600	CORE Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.22	% (a)	12/15/2031	1,278,113
16,723,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	6.47	% (a)	05/15/2036	16,197,491
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.26	% (b)	04/15/2050	3,961,932
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85	% (b)	06/15/2057	12,523,389
9,205,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-B	4.11	% (b)	08/15/2048	8,192,994
2,299,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.56	% (b)	11/15/2048	2,049,399
277,985,409	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.81	% (b)(d)	11/15/2048	5,007,907
9,425,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.64	% (b)	11/15/2048	8,509,128
35,947,509	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.86	% (b)(d)	01/15/2049	1,687,851
11,020,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.33	% (b)	11/15/2049	9,549,318
134,088,636	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.10	% (b)(d)	06/15/2050	4,794,822
4,399,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-B	3.89	% (b)	11/15/2050	3,781,755
3,356,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.18	% (b)	11/15/2050	2,824,746
77,867,734	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.75	% (b)(d)	11/15/2050	2,052,228
1,677,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.92	% (b)	11/15/2051	1,398,409
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	13,128,366
26,184,359	CSAIL Commercial Mortgage Trust, Series 2019-C17-XA	1.35	% (b)(d)	09/15/2052	1,589,833
7,924,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-B	3.59%		12/15/2052	6,374,948
246,858,786	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.06	% (b)(d)	12/15/2052	11,435,807
197,199,153	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.11	% (b)(d)	03/15/2053	11,324,260
81,465,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XB	0.08	% (b)(d)	03/15/2053	480,016
147,561,481	CSMC Trust, Series 2014-USA-X1	0.54	% (a)(b)(d)	09/15/2037	1,682,437
3,799,000	CSMC Trust, Series 2017-CALI-E	3.78	% (a)(b)	11/10/2032	2,503,211
6,050,000	CSMC Trust, Series 2017-CALI-F	3.78	% (a)(b)	11/10/2032	3,980,223
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.22	% (a)	07/15/2032	11,134,148
18,723,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	7.62	% (a)	07/15/2032	17,098,486
4,847,000	CSMC Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	4,139,214
32,384,445	CSMC Trust, Series 2020-NET-A	2.26	% (a)	08/15/2037	28,970,114
3,894,000	CSMC Trust, Series 2020-NET-B	2.82	% (a)	08/15/2037	3,516,393
142,322,564	CSMC Trust, Series 2020-NET-X	1.26	% (a)(b)(d)	08/15/2037	3,924,146
3,461,045	CSWF Trust, Series 2018-TOP-F (1 Month LIBOR USD + 2.75%, 2.75% Floor)	7.07	% (a)	08/15/2035	3,432,671
3,928,800	CSWF Trust, Series 2018-TOP-G (1 Month LIBOR USD + 3.25%, 3.25% Floor)	7.57	% (a)	08/15/2035	3,776,688
5,903,500	CSWF Trust, Series 2021-B33-A1	3.05	% (a)	10/10/2043	4,985,481
23,397,500	CSWF Trust, Series 2021-B33-A2	3.17	% (a)	10/10/2043	18,301,024
4,887,333	CSWF Trust, Series 2021-B33-B	3.64	% (a)(b)	10/10/2043	3,699,015
109,000,000	CSWF Trust, Series 2021-B33-X	0.50	% (a)(b)(d)	10/10/2043	3,557,291
7,447,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.50%, 1.35% Floor)	5.82	% (a)	06/15/2033	6,610,762
5,161,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (b)	05/10/2049	4,593,495
104,949,583	DBJPM Mortgage Trust, Series 2016-C1-XA	1.37	% (b)(d)	05/10/2049	3,514,331
59,750,657	DBJPM Mortgage Trust, Series 2020-C9-XA	1.71	% (b)(d)	09/15/2053	4,155,348
5,750,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(b)	05/10/2041	3,675,510

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,475,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(b)	05/10/2041	7,107,372
6,520,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96	% (a)(b)	12/10/2036	5,873,737
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	6.84	% (a)	08/25/2024	1,467,271
3,878,773	FREMF Mortgage Trust, Series 2017-KF36-B (1 Month LIBOR USD + 2.65%, 2.65% Floor)	6.79	% (a)	08/25/2024	3,845,582
1,259,933	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	5.53	% (a)	12/16/2036	1,255,283
68,881,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	7.05	% (a)	12/15/2036	65,321,616
75,048,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	7.45	% (a)	12/15/2036	70,536,399
25,725,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	5.92	% (a)	09/15/2037	24,791,954
14,873,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	6.32	% (a)	09/15/2037	14,389,419
6,083,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	5.97	% (a)	07/15/2039	5,616,270
3,443,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSA	4.90	% (a)(b)	03/10/2033	3,189,896
6,834,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSB	4.90	% (a)(b)	03/10/2033	6,109,111
9,287,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSC	4.90	% (a)(b)	03/10/2033	8,072,995
8,990,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	4.90	% (a)(b)	03/10/2033	7,567,962
11,236,750	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	4.90	% (a)(b)	03/10/2033	9,247,651
16,399,000	GS Mortgage Securities Corporation Trust, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	5.32	% (a)	11/15/2032	15,948,464
15,571,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-A (1 Month LIBOR USD + 1.15%, 0.90% Floor)	5.47	% (a)	07/15/2031	14,869,053
3,897,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-D (1 Month LIBOR USD + 1.85%, 1.60% Floor)	6.17	% (a)	07/15/2031	3,457,835
11,950,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.35%, 2.10% Floor)	6.67	% (a)	07/15/2031	10,376,266
11,242,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 3.05%, 2.80% Floor)	7.37	% (a)	07/15/2031	9,441,110
4,648,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 4.17%, 3.93% Floor)	8.49	% (a)	07/15/2031	3,729,182
7,561,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-D	3.25	% (a)(b)	02/10/2037	6,637,404
6,760,500	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25	% (a)(b)	02/10/2037	5,557,744
56,900,000	GS Mortgage Securities Corporation Trust, Series 2021-1HTL-A (1 Month LIBOR USD + 3.48%, 3.48% Floor)	7.72	% (a)	10/15/2023	56,143,116
3,280,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (1 Month LIBOR USD + 3.35%, 3.35% Floor)	7.67	% (a)	11/15/2036	3,039,204
16,787,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	9.32	% (a)	11/15/2036	15,053,366
601,596	GS Mortgage Securities Trust, Series 2011-GC3-X	0.00	% (a)(b)(d)	03/10/2044	6
4,000,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.31	% (b)	02/10/2048	3,658,736
197,924,827	GS Mortgage Securities Trust, Series 2015-GC28-XA	0.97	% (b)(d)	02/10/2048	3,004,360
202,811,306	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.71	% (b)(d)	07/10/2048	2,969,746

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
149,298,519	GS Mortgage Securities Trust, Series 2015-GC34-XA	1.20	% (b)(d)	10/10/2048	3,991,138
64,666,189	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76	% (b)(d)	11/10/2048	1,175,838
40,141,921	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.73	% (b)(d)	05/10/2049	1,768,139
260,374,407	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.20	% (b)(d)	10/10/2049	8,888,375
48,537,329	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.57	% (b)(d)	11/10/2049	850,466
181,271,421	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.08	% (b)(d)	08/10/2050	6,479,039
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.34	% (b)(d)	08/10/2050	1,306,354
197,128,569	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.42	% (b)(d)	03/10/2051	3,487,007
60,439,129	GS Mortgage Securities Trust, Series 2019-GC38-XA	0.95	% (b)(d)	02/10/2052	2,598,478
16,992,725	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.13	% (b)(d)	05/10/2052	783,903
181,262,345	GS Mortgage Securities Trust, Series 2020-GC45-XA	0.67	% (b)(d)	02/13/2053	5,912,470
55,898,384	GS Mortgage Securities Trust, Series 2020-GSA2-XA	1.73	% (a)(b)(d)	12/12/2053	5,184,184
5,692,000	Hilton USA Trust, Series 2016-SFP-A	2.83	% (a)	11/05/2035	5,414,128
5,961,730	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18-X	0.85	% (b)(d)	06/12/2047	163
801,509	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20-X1	0.00	% (a)(b)(d)	02/12/2051	1
9,535,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	% (b)	07/15/2047	8,915,565
51,669,527	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	0.89	% (b)(d)	01/15/2049	1,165,153
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C (1 Month LIBOR USD + 1.45%, 1.34% Floor)	5.77	% (a)	02/15/2035	857,137
11,745,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76	% (a)(b)	01/05/2031	11,715,841
9,343,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-MINN-E (1 Month LIBOR USD + 2.75%, 3.50% Floor)	7.07	% (a)	11/15/2035	8,056,834
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.36	% (a)(b)	07/05/2033	5,039,672
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.36	% (a)(b)	07/05/2033	5,209,974
7,366,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-C	3.69	% (a)(b)	01/10/2037	6,037,940
40,424,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	34,239,237
1,900,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC-E (1 Month LIBOR USD + 2.45%, 2.45% Floor)	6.77	% (a)	04/15/2038	1,805,341
60,211,396	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.67	% (b)(d)	02/15/2047	275,744
4,787,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.64	% (b)	08/15/2047	4,412,202
155,501,147	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.81	% (b)(d)	11/15/2047	1,912,509
160,900,424	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.93	% (b)(d)	01/15/2048	2,146,605
13,992,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.31	% (b)	02/15/2048	12,711,259
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(b)	02/15/2048	8,496,644
10,663,088	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.15	% (b)	10/15/2048	9,661,050
30,604,919	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	0.95	% (b)(d)	10/15/2048	458,425
29,806,380	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.57	% (b)(d)	05/15/2048	320,782

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
124,670,240	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.43	% (b)(d)	07/15/2048	1,150,220
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65	% (b)	11/15/2048	17,343,567
56,505,455	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.11	% (b)(d)	11/15/2048	986,308
7,394,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.74	% (b)	03/17/2049	6,642,183
18,695,444	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-XA	1.21	% (b)(d)	03/17/2049	490,922
1,725,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5-C	3.78	% (b)	03/15/2050	1,375,996
89,647,866	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.47	% (b)(d)	06/13/2052	5,582,991
107,570,881	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.49	% (b)(d)	06/15/2049	3,981,812
141,117,727	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5-XA	0.89	% (b)(d)	03/15/2050	3,803,461
182,163,933	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7-XA	0.83	% (b)(d)	10/15/2050	5,318,804
1,844,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-C	4.81	% (b)	06/15/2051	1,551,114
13,604,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6-AS	3.41	% (b)	11/13/2052	11,377,174
1,435,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-B	3.29	% (b)	05/13/2053	1,098,805
279,632,440	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XA	1.65	% (b)(d)	05/13/2053	21,051,010
7,875,000	KKR Industrial Portfolio Trust, Series 2021-KDIP-F (1 Month LIBOR USD + 2.05%, 2.05% Floor)	6.37	% (a)	12/15/2037	7,283,753
13,713,000	LCCM Trust, Series 2021-FL3-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	5.77	% (a)	11/15/2038	13,371,862
11,285,564	LMREC, Inc., Series 2019-CRE3-A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	5.79	% (a)	12/22/2035	11,120,964
39,407,923	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	5.82	% (a)	05/15/2036	38,490,073
12,625,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	6.02	% (a)	05/15/2036	12,285,501
5,360,000	LSTAR Commercial Mortgage Trust, Series 2015-3-D	3.14	% (a)(b)	04/20/2048	4,621,583
16,351,118	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.79	% (a)(b)(d)	03/10/2050	335,613
25,000,000	M360 Ltd., Series 2021-CRE3-A (1 Month LIBOR USD + 1.50%, 1.50% Floor)	5.86	% (a)	11/22/2038	24,477,375
7,162,000	M360 Ltd., Series 2021-CRE3-B (1 Month LIBOR USD + 2.25%, 2.25% Floor)	6.61	% (a)	11/22/2038	6,976,511
5,731,000	Manhattan West Mortgage Trust, Series 2020-1MW-C	2.33	% (a)(b)	09/10/2039	4,705,720
16,733,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	9.57	% (a)	11/15/2038	15,199,526
202,877	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	2.06	% (b)(d)	11/15/2026	11
4,706,450	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.85% Floor)	5.30	% (a)	07/15/2036	4,574,401
10,000,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	5.65	% (a)	07/15/2036	9,677,010
12,625,000	MFT Trust, Series 2020-ABC-A	3.36	% (a)	02/10/2042	9,770,443
5,326,000	MFT Trust, Series 2020-ABC-B	3.48	% (a)(b)	02/10/2042	3,960,410
4,220,000	MHC Commercial Mortgage Trust, Series 2021-MHC-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	5.12	% (a)	04/15/2038	4,098,812

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	MKT Mortgage Trust, Series 2020-525M-F	2.94	% (a)(b)	02/12/2040	544,536
11,137,088	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.16	% (a)(b)	10/15/2030	7,650,273
122,556,330	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.55	% (b)(d)	10/15/2046	246,412
2,139,558	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	0.87	% (b)(d)	02/15/2046	53
13,450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (b)	10/15/2047	12,447,656
6,693,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	6,041,670
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.45	% (b)	02/15/2048	5,029,532
167,901,452	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.25	% (b)(d)	02/15/2048	2,959,246
14,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.50	% (b)	12/15/2047	12,974,664
131,812,791	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.15	% (b)(d)	01/15/2049	3,557,601
7,564,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.27	% (b)	11/15/2049	6,103,095
40,286,671	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.25	% (b)(d)	05/15/2050	1,579,310
15,706,011	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.40	% (a)(b)(d)	11/12/2041	111,343
7,137,000	Morgan Stanley Capital Trust, Series 2015-UBS8-B	4.32	% (b)	12/15/2048	6,095,043
24,886,803	Morgan Stanley Capital Trust, Series 2015-UBS8-XA	0.86	% (b)(d)	12/15/2048	488,717
15,461,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.28%, 3.15% Floor)	7.59	% (a)	11/15/2034	14,162,848
5,023,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.48%, 4.35% Floor)	8.79	% (a)	11/15/2034	4,582,367
141,307,442	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.33	% (b)(d)	06/15/2050	5,317,413
4,661,000	Morgan Stanley Capital Trust, Series 2017-HR2-C	4.34	% (b)	12/15/2050	3,957,252
8,000,000	Morgan Stanley Capital Trust, Series 2018-MP-E	4.28	% (a)(b)	07/11/2040	5,686,658
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	4,558,469
77,443,682	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.00	% (b)(d)	03/15/2052	3,697,161
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2052	3,291,356
156,579,975	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.64	% (b)(d)	11/15/2052	5,080,926
3,355,000	Morgan Stanley Capital Trust, Series 2019-NUGS-D (1 Month LIBOR USD + 1.80%, 3.30% Floor)	6.12	% (a)	12/15/2036	2,651,509
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	5.62	% (a)	05/15/2036	1,234,155
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	6.47	% (a)	05/15/2036	5,192,145
2,200,000	Morgan Stanley Capital Trust, Series 2020-HR8-B	2.70%		07/15/2053	1,633,591
24,004,000	Morgan Stanley Capital Trust, Series 2020-L4-B	3.08%		02/15/2053	18,400,489
286,978,558	Morgan Stanley Capital Trust, Series 2020-L4-XA	1.07	% (b)(d)	02/15/2053	16,660,483
4,353,603	Morgan Stanley Capital Trust, Series 2021-ILP-A (1 Month LIBOR USD + 0.78%, 0.78% Floor)	5.10	% (a)	11/15/2023	4,191,233
17,924,725	Morgan Stanley Capital Trust, Series 2021-ILP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	5.89	% (a)	11/15/2023	16,848,426
10,779,000	Morgan Stanley Capital Trust, Series 2021-L6-C	3.46	% (b)	06/15/2054	7,745,731

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,794,000	MRCD Mortgage Trust, Series 2019-PARK-F	2.72	% (a)	12/15/2036	6,644,980
32,926,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72	% (a)	12/15/2036	26,826,057
1,060,091	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	7.37	% (a)	10/15/2037	990,792
7,707,200	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	5.27	% (a)	06/15/2035	7,446,929
13,188,800	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-D	3.75	% (a)	12/15/2038	11,887,448
14,792,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	5.92	% (a)	02/15/2036	14,547,932
3,725,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.22	% (a)	02/15/2036	3,644,913
4,425,000	NLY Commercial Mortgage Trust, Series 2019-FL2-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	6.67	% (a)	02/15/2036	3,760,524
7,357,491	OPG Trust, Series 2021-PORT-D (1 Month LIBOR USD + 1.13%, 1.13% Floor)	5.45	% (a)	10/15/2036	6,858,915
351,162	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	5.17	% (a)	04/14/2038	344,409
37,079,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	24,273,026
4,352,232	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	11.84	% (a)	02/15/2039	3,957,602
2,985,000	Soho Trust, Series 2021-SOHO-B	2.70	% (a)(b)	08/10/2038	2,193,806
1,629,000	SREIT Trust, Series 2021-IND-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	6.85	% (a)	10/15/2038	1,455,361
56,592,000	SREIT Trust, Series 2021-IND-G (1 Month LIBOR USD + 3.27%, 3.27% Floor)	7.58	% (a)	10/15/2038	50,045,041
32,600,000	SREIT Trust, Series 2021-MFP2-J (1 Month LIBOR USD + 3.92%, 3.92% Floor)	8.23	% (a)	11/15/2036	30,171,825
5,300,000	SREIT Trust, Series 2021-MFP-E (1 Month LIBOR USD + 2.03%, 2.03% Floor)	6.34	% (a)	11/15/2038	4,996,473
7,562,909	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.48%, 3.18% Floor)	7.70	% (a)	11/11/2034	7,088,512
498,505	TRTX Issuer Ltd., Series 2019-FL3-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	5.59	% (a)	10/15/2034	498,727
31,066,000	TRTX Issuer Ltd., Series 2019-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor)	5.89	% (a)	10/15/2034	31,009,211
12,261,000	TRTX Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	5.53	% (a)	03/15/2038	11,891,588
24,601,669	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	7.22	% (a)	03/15/2038	22,900,899
8,000,000	UBS Commercial Mortgage Trust, Series 2017-C1-C	4.44%		06/15/2050	6,646,745
84,066,800	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.52	% (b)(d)	06/15/2050	4,227,677
1,154,000	UBS Commercial Mortgage Trust, Series 2017-C2-C	4.30	% (b)	08/15/2050	960,361
6,857,000	UBS Commercial Mortgage Trust, Series 2017-C3-B	4.09	% (b)	08/15/2050	5,753,777
10,688,502	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.12	% (b)(d)	08/15/2050	351,820
3,561,000	UBS Commercial Mortgage Trust, Series 2017-C4-B	4.24	% (b)	10/15/2050	3,110,563
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.62	% (b)	12/15/2050	2,423,101
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.95	% (b)	03/15/2051	1,270,811
40,462,172	UBS Commercial Mortgage Trust, Series 2018-C9-XA	0.93	% (b)(d)	03/15/2051	1,499,366
8,350,000	UBS Commercial Mortgage Trust, Series 2019-C17-AS	3.20%		10/15/2052	6,963,392
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38	% (b)	12/15/2052	12,606,295

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68	% (b)	12/15/2052	7,881,725
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,054,069
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07	% (b)	02/15/2048	10,380,384
350,629,695	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.20	% (b)(d)	02/15/2048	6,885,596
3,187,500	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	2,777,555
186,608,303	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.84	% (b)(d)	02/15/2048	2,598,539
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.60	% (b)	11/15/2048	8,690,188
120,080,937	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	0.95	% (b)(d)	11/15/2048	2,567,595
223,592,182	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.29	% (b)(d)	04/15/2050	4,577,402
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.55	% (b)	09/15/2058	2,698,975
8,438,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.28	% (b)	07/15/2058	7,334,323
84,296,605	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.93	% (b)(d)	12/15/2048	1,874,925
10,085,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.73	% (b)	01/15/2059	9,119,088
4,250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-B	4.09%		06/15/2049	3,675,062
5,888,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.06	% (b)	06/15/2049	4,874,162
2,390,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	2,010,775
5,890,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.43	% (b)	10/15/2049	5,138,787
2,155,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-C	4.39	% (b)	11/15/2049	1,882,821
100,320,775	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.58	% (b)(d)	11/15/2049	4,256,019
188,378,718	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.10	% (b)(d)	09/15/2050	6,911,050
8,014,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.49	% (b)	11/15/2050	6,445,139
1,904,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-C	4.30	% (b)	12/15/2050	1,578,472
49,072,901	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	0.86	% (b)(d)	12/15/2050	1,674,294
1,758,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-C	4.59%		01/15/2060	1,513,381
145,075,652	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.60	% (b)(d)	03/15/2051	3,492,812
123,252,334	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.41	% (b)(d)	05/15/2052	7,681,813
3,193,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84	% (b)	06/15/2052	2,650,551
48,270,266	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.33	% (b)(d)	06/15/2052	2,816,787
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	21,110,357
77,296,129	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.60	% (b)(d)	08/15/2052	5,489,362
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-C	3.58	% (b)	10/15/2052	3,798,121
142,017,272	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.83	% (b)(d)	12/15/2052	6,048,061
28,088,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-AS	2.94%		02/15/2053	23,240,039
52,886,315	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XB	0.81	% (b)(d)	02/15/2053	2,419,618
160,980,317	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.40	% (b)(d)	06/15/2053	10,531,735
96,263,202	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	1.87	% (b)(d)	07/15/2053	9,478,883
174,322,734	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-XA	1.37	% (b)(d)	11/15/2054	13,097,407
2,022,574	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-C (1 Month LIBOR USD + 1.80%, 1.80% Floor)	6.12	% (a)	02/15/2040	1,817,690
659,041	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	6.82	% (a)	02/15/2040	585,067
1,658,965	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	7.97	% (a)	02/15/2040	1,461,347
85,568,840	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.73	% (b)(d)	12/15/2046	418,158
107,336,045	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	0.96	% (b)(d)	03/15/2047	826,316
10,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-B	4.21	% (b)	08/15/2047	9,316,766
3,147,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-C	4.23	% (b)	08/15/2047	2,829,906

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
161,314,707	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.79	% (b)(d)	11/15/2047	1,879,784

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,786,458,608)					2,979,940,584

Non-Agency Residential Collateralized Mortgage Obligations - 28.3%
90,956,927	ABFC Trust, Series 2007-WMC1-A1A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	5.64%		06/25/2037	63,485,070
12,875,000	Accredited Mortgage Loan Trust, Series 2006-1-M2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.92%		04/25/2036	9,165,664
13,085,000	Accredited Mortgage Loan Trust, Series 2006-2-M2 (1 Month LIBOR USD + 0.29%, 0.29% Floor)	4.68%		09/25/2036	9,565,390
1,590,535	ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1-A2C (1 Month LIBOR USD + 0.52%, 0.52% Floor)	4.91%		03/25/2037	640,942
11,224,755	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63%		01/25/2037	6,573,280
2,615,632	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.34%, 0.34% Floor)	4.73%		01/25/2037	1,531,714
2,452,155	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		01/25/2037	1,435,953
73,588,631	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		11/25/2036	25,736,211
4,040,128	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	4.46%		11/25/2036	1,764,568
4,367,692	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2D (1 Month LIBOR USD + 0.22%, 0.22% Floor)	4.61%		11/25/2036	1,927,936
2,868,878	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	4.67%		02/25/2037	1,220,589
2,515,033	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2D (1 Month LIBOR USD + 0.37%, 0.37% Floor)	4.76%		02/25/2037	1,070,023
3,028,143	Adjustable Rate Mortgage Trust, Series 2004-4-CB1 (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap)	5.54%		03/25/2035	2,441,238
600,072	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.21	% (b)	01/25/2036	549,837
19,729,658	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	3.77	% (b)	02/25/2036	12,229,604
1,678,421	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	3.53	% (b)	08/25/2035	1,560,755
139,170	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.81	% (b)	10/25/2035	131,814
4,293,071	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	3.61	% (b)	11/25/2035	3,308,292
11,551,011	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.23	% (b)	03/25/2036	6,954,095
6,974,056	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	4.13	% (b)	05/25/2036	6,134,145
10,289,180	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.06	% (b)	05/25/2036	2,784,413
5,321,611	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	4.29	% (b)	03/25/2037	4,595,833
909,507	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.03	% (a)(b)	11/25/2037	865,508
269,496	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 2.55% Floor)	6.94%		11/25/2033	239,745
800,034	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 2.03% Floor)	6.42%		04/25/2034	720,641
617,792	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.95% Floor)	6.34%		06/25/2034	582,713
5,270,423	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	5.39%		03/25/2035	4,883,953
9,902,686	Aegis Asset Backed Securities Trust, Series 2006-1-A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor, 12.00% Cap)	4.56%		01/25/2037	7,542,834

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
36,622,625	Ajax Master Trust, Series 2016-1-PC	3.73	% (a)(b)	01/01/2057	27,841,611
39,357,850	Ajax Master Trust, Series 2016-2-PC	3.02	% (a)(b)	10/25/2056	27,954,881
46,738,759	Ajax Master Trust, Series 2017-1-PC	3.24	% (a)(b)(c)	06/25/2057	36,619,346
18,201,265	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(k)	06/25/2060	17,039,355
17,341,606	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(k)	01/25/2026	16,577,472
3,272,014	American Home Mortgage Assets Trust, Series 2006-2-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	4.77%		09/25/2046	2,775,523
3,004,258	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap)	4.99%		11/25/2045	2,128,960
13,267,049	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	6.96%		11/25/2045	6,288,455
2,146,383	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10%		06/25/2036	369,394
7,248,123	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60	% (a)	01/25/2037	1,411,080
6,862,903	Ameriquest Mortgage Securities Trust, Series 2004-FR1-M1	3.97%		05/25/2034	6,519,327
109,748,881	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.56%		10/25/2036	63,895,425
5,268,639	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 1.20% Floor)	5.59%		10/25/2032	4,038,263
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	36,036,638
30,156,000	AMSR Trust, Series 2020-SFR4-G1	4.00	% (a)	11/17/2037	26,751,912
10,000,000	AMSR Trust, Series 2020-SFR5-F	2.69	% (a)	11/17/2037	8,743,296
6,500,000	AMSR Trust, Series 2021-SFR3-E1	2.33	% (a)	10/17/2038	5,452,319
11,000,000	AMSR Trust, Series 2021-SFR3-E2	2.43	% (a)	10/17/2038	9,215,781
18,500,000	AMSR Trust, Series 2021-SFR3-F	3.23	% (a)	10/17/2038	15,481,031
6,500,000	AMSR Trust, Series 2021-SFR4-D	2.77	% (a)	12/17/2038	5,505,764
10,500,000	AMSR Trust, Series 2021-SFR4-E1	2.97	% (a)	12/17/2038	8,739,437
9,667,931	Angel Oak Mortgage Trust LLC, Series 2019-2-M1	4.07	% (a)(b)	03/25/2049	9,472,244
9,121,000	Angel Oak Mortgage Trust LLC, Series 2021-7-M1	3.26	% (a)(b)	10/25/2066	5,492,403
9,652,851	Argent Securities Trust, Series 2004-W11-M6 (1 Month LIBOR USD + 1.88%, 1.88% Floor)	6.26%		11/25/2034	8,345,568
12,743,754	Argent Securities Trust, Series 2006-W5-A1A (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.69%		06/25/2036	8,464,115
1,663,283	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.68% Floor)	6.07%		06/25/2034	1,600,676
20,218,987	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	3.59%		11/25/2036	18,034,752
469,227	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	372,804
2,370,125	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	2,105,691
1,768,240	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	1,551,043
2,113,610	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	1,840,869
517,660	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	450,120
1,190,036	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	993,981
8,271,095	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50%		10/25/2036	2,428,039
1,620,552	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.11	% (d)(f)	11/25/2036	132,990
577,555	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	4.84%		11/25/2036	454,072
2,810,811	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	2,398,858

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
468,731	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	382,143
2,429,275	Banc of America Funding Trust, Series 2006-2-3A1	6.00%		03/25/2036	2,123,603
75,246	Banc of America Funding Trust, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%, 0.00% Floor, 22.80% Cap)	9.63	% (f)	03/25/2036	71,798
181,458	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	171,224
293,922	Banc of America Funding Trust, Series 2006-3-1A1	6.00%		03/25/2036	261,262
231,491	Banc of America Funding Trust, Series 2006-3-6A1	6.38	% (b)	03/25/2036	227,074
1,320,149	Banc of America Funding Trust, Series 2006-6-1A7	6.25%		08/25/2036	1,157,713
525,100	Banc of America Funding Trust, Series 2006-7-T2A5	6.54%		10/25/2036	458,777
2,474,960	Banc of America Funding Trust, Series 2006-7-T2A8	6.41%		10/25/2036	2,169,259
643,961	Banc of America Funding Trust, Series 2006-8T2-A8	6.10%		10/25/2036	553,964
299,103	Banc of America Funding Trust, Series 2006-B-7A1	2.61	% (b)	03/20/2036	246,672
4,218,329	Banc of America Funding Trust, Series 2006-D-6A1	2.89	% (b)	05/20/2036	3,312,372
130,576	Banc of America Funding Trust, Series 2006-H-3A1	3.88	% (b)	09/20/2046	108,289
46,622,892	Banc of America Funding Trust, Series 2006-H-5A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	4.71%		10/20/2036	18,101,025
509,238	Banc of America Funding Trust, Series 2007-1-TA10	6.34%		01/25/2037	441,999
689,210	Banc of America Funding Trust, Series 2007-3-TA1B	5.83	% (b)	04/25/2037	607,151
1,224,435	Banc of America Funding Trust, Series 2007-5-1A1	5.50%		07/25/2037	937,411
853,819	Banc of America Funding Trust, Series 2009-R14A-3A (-2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	7.14	% (a)(f)	06/26/2035	774,351
1,145,087	Banc of America Funding Trust, Series 2009-R15A-4A2	5.75	% (a)(b)	12/26/2036	946,963
645,334	Banc of America Funding Trust, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	8.06	% (a)(f)	07/26/2036	598,838
5,316,091	Banc of America Funding Trust, Series 2014-R6-3A2	4.29	% (a)(b)(g)	10/26/2036	4,413,781
13,046,026	Banc of America Funding Trust, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63	% (a)	06/26/2036	10,888,297
21,184,973	Banc of America Funding Trust, Series 2015-R2-4A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.77	% (a)	09/29/2036	16,452,687
1,339,341	Banc of America Mortgage Trust, Series 2006-1-A9	6.00%		05/25/2036	1,112,491
160,804	Banc of America Mortgage Trust, Series 2007-1-2A5	5.75%		01/25/2037	130,483
3,479,327	Banc of America Mortgage Trust, Series 2007-3-2A8	7.00%		09/25/2037	2,933,504
6,019,389	BankUnited Trust, Series 2005-1-2A1	3.73	% (b)	09/25/2045	5,280,595
852,717	Bayview Commercial Asset Trust, Series 2007-3-A2 (1 Month LIBOR USD + 0.29%, 0.00% Floor)	4.68	% (a)	07/25/2037	761,741
2,811,133	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C-2A4 (1 Month LIBOR USD + 0.42%, 0.00% Floor)	4.81%		11/28/2036	2,407,216
25,455,909	BCAP LLC Trust, Series 2007-AA2-11A (1 Month LIBOR USD + 0.38%, 0.38% Floor)	4.77	% (a)	05/25/2047	24,929,475
2,072,532	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	1,079,386
2,243,768	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	1,131,637
10,241,132	BCAP LLC Trust, Series 2008-RR3-A1B	6.67	% (a)(b)	10/25/2036	3,103,456
1,547,090	BCAP LLC Trust, Series 2009-RR13-18A2	5.75	% (a)(b)	07/26/2037	878,502
2,680,899	BCAP LLC Trust, Series 2009-RR4-4A2	5.75	% (a)(b)	02/26/2036	1,397,759
6,540,265	BCAP LLC Trust, Series 2010-RR6-7A10	6.00	% (a)(b)	02/26/2037	3,117,539
670,445	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.95	% (b)	02/25/2036	502,015
2,484,282	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.72	% (b)	10/25/2046	2,039,574
3,044,405	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	3.15	% (b)	02/25/2047	2,646,454
914,975	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.31	% (b)	02/25/2047	859,691

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,774,326	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	6.66%		12/25/2046	9,498,595
264,053	Bear Stearns ALT-A Trust, Series 2004-11-2A3	3.91	% (b)	11/25/2034	260,602
5,026,094	Bear Stearns ALT-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap)	4.87%		02/25/2036	4,900,099
14,017,248	Bear Stearns ALT-A Trust, Series 2006-3-21A1	3.17	% (b)	05/25/2036	10,799,476
4,165,804	Bear Stearns ALT-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	4.73%		08/25/2036	3,410,955
6,766,677	Bear Stearns ALT-A Trust, Series 2006-6-2A1	3.67	% (b)	11/25/2036	3,141,724
3,258,479	Bear Stearns ALT-A Trust, Series 2006-8-2A1	3.64	% (b)	08/25/2046	2,314,669
5,893,492	Bear Stearns ALT-A Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap)	4.71%		01/25/2047	4,655,076
2,756,295	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50%		08/25/2034	2,680,735
6,255,400	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%		04/25/2035	5,299,505
2,022,517	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%		04/25/2035	1,835,586
29,782,611	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.22	% (b)	09/25/2035	24,289,661
4,872,051	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%		10/25/2035	3,283,650
7,970,151	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%		02/25/2036	4,201,035
1,446,456	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75%		12/25/2036	1,415,082
3,317,032	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	4.55%		02/25/2037	3,272,500
25,081,425	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	4.61%		05/25/2037	22,617,238
12,902,593	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	5.44%		08/25/2037	11,546,969
1,140,350	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	624,548
1,288,446	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	699,027
1,612,051	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	3.47	% (b)	10/25/2036	1,165,877
6,629,150	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 10.50% Cap)	4.79%		11/25/2036	5,714,650
3,083,762	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	4.57%		12/25/2037	2,735,712
6,947,152	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	4.71%		04/25/2037	6,698,151
8,065,942	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	4.71%		11/25/2036	7,790,966
6,148,130	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	4.55%		03/25/2037	5,671,673
5,949,500	BNC Mortgage Loan Trust, Series 2007-4-A4 (1 Month LIBOR USD + 1.50%, 1.50% Floor)	5.89%		11/25/2037	4,916,113
24,137,424	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00	% (a)	08/27/2037	12,964,845
100,200,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (a)(k)	03/28/2029	91,558,091
12,750,000	CAFL Issuer LLC, Series 2021-RTL1-A2	3.10	% (a)(k)	03/28/2029	11,501,247
4,349,196	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor, 12.50% Cap)	4.51%		10/25/2036	3,547,900
20,971,281	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	4.55%		10/25/2036	17,108,180
6,454,801	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 12.50% Cap)	4.64%		10/25/2036	5,265,770
4,759,594	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	4.54%		08/25/2036	4,472,685

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
44,665,150	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	4.55%		10/25/2036	42,850,619
25,841,327	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	4.54%		01/25/2037	21,916,381
14,392,514	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	4.53%		12/25/2036	13,691,391
17,978,094	Cascade MH Asset Trust, Series 2019-MH1-A	4.00	% (a)(b)	11/25/2044	16,897,026
2,750,000	Centex Home Equity Loan Trust, Series 2004-A-AF5	5.43%		01/25/2034	2,606,794
43,915	Chase Funding Trust, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	5.29%		03/25/2033	43,701
2,745,087	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.95	% (b)	12/25/2035	2,526,186
7,099,696	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	3,457,049
6,907,932	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	3,051,271
4,628,256	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	2,105,259
13,247,754	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	6,396,361
2,953,429	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.49	% (b)	07/25/2037	2,539,462
3,932,051	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,620,417
2,336,825	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,220,730
1,084,869	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	256,610
2,150,152	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	1,052,291
5,118,932	ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1-2F4	4.11	% (k)	08/25/2037	4,297,330
5,324,145	ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1-2F5	4.11	% (k)	08/25/2037	4,469,177
1,523,825	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	1,293,625
130,892	ChaseFlex Trust, Series 2006-1-A5	6.16	% (b)	06/25/2036	118,970
2,563,343	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	4.17%		09/25/2036	2,093,659
3,207,705	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	1,182,353
487,568	CHL Mortgage Pass-Through Trust, Series 2003-60-4A1	2.21	% (b)	02/25/2034	469,439
12,231,801	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	6,251,534
2,497,849	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	1,467,751
2,063,627	CHL Mortgage Pass-Through Trust, Series 2005-20-A5	5.50%		10/25/2035	1,337,470
1,530,284	CHL Mortgage Pass-Through Trust, Series 2005-20-A8	5.25%		10/25/2035	988,624
6,885,146	CHL Mortgage Pass-Through Trust, Series 2005-23-A1	5.50%		11/25/2035	3,957,419
1,377,426	CHL Mortgage Pass-Through Trust, Series 2005-24-A8	5.50%		11/25/2035	787,502
2,242,598	CHL Mortgage Pass-Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	1,386,029
428,439	CHL Mortgage Pass-Through Trust, Series 2005-27-2A1	5.50%		12/25/2035	192,226
905,239	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		11/01/2035	518,087
7,985,164	CHL Mortgage Pass-Through Trust, Series 2005-HYB1-4A1	3.01	% (b)	03/25/2035	7,278,628
260,127	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-1A1	3.53	% (b)	12/20/2035	226,157
7,307,639	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-4A1	3.87	% (b)	12/20/2035	5,940,261
756,881	CHL Mortgage Pass-Through Trust, Series 2005-J3-2A4	4.50%		09/25/2035	657,636
797,325	CHL Mortgage Pass-Through Trust, Series 2005-J4-A5	5.50%		11/25/2035	633,765
4,577,070	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	2,180,608
3,243,182	CHL Mortgage Pass-Through Trust, Series 2006-16-2A1	6.50%		11/25/2036	1,282,679
6,661,941	CHL Mortgage Pass-Through Trust, Series 2006-1-A2	6.00%		03/25/2036	3,822,095
1,379,156	CHL Mortgage Pass-Through Trust, Series 2006-20-1A21	6.00%		02/25/2037	723,884

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,875,992	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	10,756,227
197,308	CHL Mortgage Pass-Through Trust, Series 2006-J3-A4	5.50%		05/25/2036	189,041
3,842,584	CHL Mortgage Pass-Through Trust, Series 2007-10-A7	6.00%		07/25/2037	1,893,004
13,373,792	CHL Mortgage Pass-Through Trust, Series 2007-11-A1	6.00%		08/25/2037	6,646,612
6,644,619	CHL Mortgage Pass-Through Trust, Series 2007-12-A9	5.75%		08/25/2037	3,676,671
2,865,620	CHL Mortgage Pass-Through Trust, Series 2007-13-A1	6.00%		08/25/2037	1,534,870
4,695,477	CHL Mortgage Pass-Through Trust, Series 2007-13-A10	6.00%		08/25/2037	2,514,969
3,691,549	CHL Mortgage Pass-Through Trust, Series 2007-15-1A1	6.25%		09/25/2037	2,333,154
515,625	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	325,888
1,485,179	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	937,598
1,813,983	CHL Mortgage Pass-Through Trust, Series 2007-15-1A29	6.25%		09/25/2037	1,147,888
2,769,828	CHL Mortgage Pass-Through Trust, Series 2007-17-1A2	6.00%		10/25/2037	2,100,587
427,810	CHL Mortgage Pass-Through Trust, Series 2007-18-1A1	6.00%		11/25/2037	239,604
37,981,185	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	20,096,491
1,348,301	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	666,138
3,587,525	CHL Mortgage Pass-Through Trust, Series 2007-3-A1	6.00%		04/25/2037	1,943,101
1,381,683	CHL Mortgage Pass-Through Trust, Series 2007-3-A12	6.00%		04/25/2037	748,357
3,172,817	CHL Mortgage Pass-Through Trust, Series 2007-4-1A39	6.00%		05/25/2037	1,524,345
1,221,135	CHL Mortgage Pass-Through Trust, Series 2007-5-A2	5.75%		05/25/2037	679,690
4,462,625	CHL Mortgage Pass-Through Trust, Series 2007-7-A1	6.00%		06/25/2037	2,474,378
2,005,563	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	1,056,783
1,337,743	CHL Mortgage Pass-Through Trust, Series 2007-7-A2	5.75%		06/25/2037	723,312
4,315,524	CHL Mortgage Pass-Through Trust, Series 2007-8-1A4	6.00%		01/25/2038	2,083,609
2,264,771	CHL Mortgage Pass-Through Trust, Series 2007-8-1A5	5.44%		01/25/2038	1,020,920
3,670,704	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	1,772,279
5,258,322	CHL Mortgage Pass-Through Trust, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	2,638,768
5,456,274	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	2,760,564
718,088	CHL Mortgage Pass-Through Trust, Series 2007-9-A11	5.75%		07/25/2037	363,312
4,030,987	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	2.87	% (b)	04/25/2037	3,570,132
9,193,033	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.42	% (b)	03/25/2037	7,827,050
15,724,080	CHL Mortgage Pass-Through Trust, Series 2007-J1-2A1	6.00%		02/25/2037	6,475,928
390,843	CHL Mortgage Pass-Through Trust, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	4.89%		07/25/2037	121,514
1,954,214	CHL Mortgage Pass-Through Trust, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 0.00% Floor, 5.50% Cap)	1.11	% (d)(f)	07/25/2037	218,635
636,819	Citicorp Mortgage Securities Trust, Series 2006-7-1A1	6.00%		12/25/2036	530,237
2,154,188	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	1,970,566
389,440	Citicorp Residential Mortgage Trust, Series 2006-2-A5	4.95%		09/25/2036	387,360
1,287,386	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	883,230
472,948	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	426,885
1,186,356	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	1,114,038
4,604,154	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	3.42	% (b)	06/25/2036	4,222,858
2,342,910	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85	% (k)	10/25/2036	1,535,212
9,325,139	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.64%		03/25/2036	4,508,055
9,334,353	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.66%		05/25/2036	3,463,919
1,680,435	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.16	% (b)	04/25/2037	1,479,344

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
535,876	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50	% (a)(b)	10/25/2036	297,852
15,005,303	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75	% (a)	04/25/2047	8,459,894
667,009	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50	% (a)(b)	05/25/2037	599,418
44,322,697	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53	% (a)	01/25/2037	40,250,810
1,580,625	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3-A2D (1 Month LIBOR USD + 0.35%, 0.35% Floor)	4.74%		03/25/2037	1,307,006
407,234	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	4.19	% (b)	04/25/2037	394,705
2,043,576	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.31	% (b)	08/25/2047	1,791,203
3,577,942	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97	% (k)	01/25/2037	1,758,501
7,887,072	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76	% (k)	01/25/2037	3,879,194
3,144,593	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00	% (a)(b)	10/25/2037	2,717,401
16,307,193	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00	% (a)(b)(c)	06/25/2037	14,343,519
21,515,166	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(b)	02/27/2062	19,488,070
3,634,910	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	4.59%		01/25/2037	1,708,918
2,908,978	Citigroup Mortgage Loan Trust, Series 2014-8-3A2	6.00	% (a)(b)(c)	03/25/2037	2,609,638
115,572,485	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	95,900,199
174,488,638	Citigroup Mortgage Loan Trust, Series 2019-D-PT1	3.37	% (a)(b)	04/25/2064	142,043,453
226,348,922	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(b)	08/25/2064	199,028,403
26,293,400	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(b)	08/25/2064	20,256,422
22,116,950	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(b)	08/25/2064	16,981,045
18,676,200	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(b)	08/25/2064	13,824,267
49,066,855	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	7.30	% (a)(b)	08/25/2064	35,820,487
300,195,813	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(b)	03/25/2065	271,473,918
34,186,100	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(b)	03/25/2065	29,588,524
28,635,750	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(b)	03/25/2065	23,972,072
26,589,300	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(b)	03/25/2065	21,233,066
78,062,181	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.20	% (a)(b)	03/25/2065	75,272,082
1,647,417	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A5	5.50%		04/25/2036	1,458,444
1,836,239	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	1,626,765
1,917,925	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	1,694,174
1,441,513	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	1,273,351
428,891	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		08/25/2044	410,321
1,627,443	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	1,332,337
4,599,035	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	3,947,183
2,275,615	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	2,009,221
1,109,513	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	979,628
3,008,475	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		01/25/2037	2,501,414
2,838,831	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.01	% (d)(f)	01/25/2037	108,892
2,330,995	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00	% (h)	03/25/2037	2,050,657
5,364,365	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.01	% (d)(f)	03/25/2037	287,490
2,102,180	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	1,824,537
3,803,578	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	4.72%		04/25/2037	3,179,524

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,803,578	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 0.00% Floor, 6.67% Cap)	2.28	% (d)(f)	04/25/2037	301,015
4,028,185	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	3,597,398
536,528	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	484,129
7,073,735	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	6,382,897
221,940	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	193,443
14,812,000	COLT Mortgage Loan Trust, Series 2021-5-M1	3.26	% (a)(b)	11/26/2066	9,155,510
4,294,000	COLT Mortgage Loan Trust, Series 2021-HX1-B1	3.11	% (a)(b)	10/25/2066	2,645,939
4,130,000	COLT Mortgage Loan Trust, Series 2021-HX1-B2	3.86	% (a)(b)	10/25/2066	2,515,329
6,000,000	COLT Mortgage Loan Trust, Series 2021-HX1-M1	2.36	% (a)(b)	10/25/2066	3,718,235
12,731,763	COLT Mortgage Loan Trust, Series 2022-4-A1	4.30	% (a)(b)	03/25/2067	12,212,402
9,000,000	CoreVest American Finance Trust, Series 2020-3-D	2.95	% (a)(b)	08/15/2053	6,689,327
27,014,851	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	19,967,403
5,740,450	Countrywide Alternative Loan Trust, Series 2005-13CB-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	4.89%		05/25/2035	4,712,537
2,622,008	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	2,221,386
2,283,867	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	4.89%		07/25/2035	1,399,511
4,662,895	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (d)(f)	07/25/2035	171,927
1,514,391	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 0.00% Floor, 13.05% Cap)	5.10	% (f)	07/25/2035	1,142,100
2,068,418	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	5.14%		08/25/2035	1,765,413
991,969	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	481,801
5,784,592	Countrywide Alternative Loan Trust, Series 2005-32T1-A9	5.50%		08/25/2035	3,407,114
2,200,037	Countrywide Alternative Loan Trust, Series 2005-46CB-A14	5.50%		10/25/2035	1,584,880
1,114,580	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	802,930
3,774,786	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	2,377,966
1,359,039	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	791,871
29,334,897	Countrywide Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	20,362,502
12,118,737	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	8,968,154
297,921	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 0.00% Floor, 35.93% Cap)	3.75	% (f)	12/25/2035	201,379
364,451	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	320,217
5,289,552	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	4,647,542
1,005,194	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	5.19%		01/25/2036	945,298
2,528,860	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 0.00% Floor, 4.70% Cap)	0.31	% (d)(f)	01/25/2036	75,078
29,549,887	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	15,217,164
455,677	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	280,069
17,371,339	Countrywide Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	9,069,599
19,203,947	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	9,011,838
1,302,204	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 0.00% Floor, 21.63% Cap)	5.54	% (f)	02/25/2036	1,053,369
891,088	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	570,400
1,298,050	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	932,644
295,406	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	5.09%		10/25/2035	202,795

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
138,381	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	99,426
364,875	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	219,261
216,667	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	200,979
454,830	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	4.87%		11/25/2035	299,444
909,659	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 0.00% Floor, 5.02% Cap)	0.63	% (d)(f)	11/25/2035	48,295
3,533,863	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,230,090
16,614	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		12/25/2023	14,617
476,842	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	4.89%		04/25/2035	375,732
1,467,208	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (d)(f)	04/25/2035	37,853
2,898,278	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	4.69%		05/25/2035	2,278,488
2,898,278	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 0.00% Floor, 5.20% Cap)	0.81	% (d)(f)	05/25/2035	131,989
2,652,734	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	1,400,517
3,269,427	Countrywide Alternative Loan Trust, Series 2006-12CB-A8	6.00%		05/25/2036	1,777,723
10,749,734	Countrywide Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	5,476,898
27,824,093	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	13,956,239
2,761,934	Countrywide Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	1,652,592
725,462	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		07/25/2036	328,677
725,462	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 0.00% Floor, 5.50% Cap)	1.11	% (d)(f)	07/25/2036	60,874
3,531,184	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	4.79%		08/25/2036	1,798,663
4,788,497	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.21	% (d)(f)	08/25/2036	442,879
737,095	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	452,595
4,107,431	Countrywide Alternative Loan Trust, Series 2006-23CB-2A3	6.50%		08/25/2036	1,475,120
1,319,036	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	751,183
3,860,658	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 0.00% Floor, 7.15% Cap)	2.76	% (d)(f)	08/25/2036	685,687
3,095,745	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	1,808,563
3,322,664	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	4.99%		08/25/2036	1,548,815
1,459,191	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	819,386
1,872,996	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	1,076,528
2,682,474	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	1,615,540
374,914	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 0.00% Floor, 46.15% Cap)	17.62	% (f)	10/25/2036	521,037
229,643	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 0.00% Floor, 33.37% Cap)	14.35	% (f)	10/25/2036	256,394
1,946,214	Countrywide Alternative Loan Trust, Series 2006-2CB-A9	6.00%		03/25/2036	920,180
2,681,925	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	2,004,990
2,106,302	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	5.06%		11/25/2036	1,117,610

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,513,311	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 0.00% Floor, 5.33% Cap)	0.94	% (d)(f)	11/25/2036	287,735
7,743,365	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,534,386
625,027	Countrywide Alternative Loan Trust, Series 2006-36T2-2A4	6.25%		12/25/2036	285,288
831,700	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	675,006
13,283,292	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 0.00% Floor, 6.55% Cap)	2.16	% (d)(f)	01/25/2037	999,078
4,523,588	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	4.84%		01/25/2037	571,851
1,311,624	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	909,718
2,232,471	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 0.00% Floor, 5.45% Cap)	1.06	% (d)(f)	01/25/2037	131,189
2,895,879	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	1,678,046
7,082,378	Countrywide Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.01	% (d)(f)	01/25/2037	808,989
7,082,378	Countrywide Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		01/25/2037	3,266,946
3,049,423	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	1,767,019
3,635,612	Countrywide Alternative Loan Trust, Series 2006-42-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		01/25/2047	1,535,392
3,635,612	Countrywide Alternative Loan Trust, Series 2006-42-1A2 (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.01	% (d)(f)	01/25/2047	453,794
2,421,128	Countrywide Alternative Loan Trust, Series 2006-42-1A3	6.00%		01/25/2047	1,462,647
2,781,367	Countrywide Alternative Loan Trust, Series 2006-43CB-1A12	5.75%		02/25/2037	1,561,677
9,622,826	Countrywide Alternative Loan Trust, Series 2006-43CB-1A6	6.00%		02/25/2037	5,531,338
9,821,775	Countrywide Alternative Loan Trust, Series 2006-45T1-1A1 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	3,941,353
3,168,314	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	4.99%		02/25/2037	745,141
3,168,314	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.01	% (d)(f)	02/25/2037	310,123
1,335,749	Countrywide Alternative Loan Trust, Series 2006-45T1-2A2	6.00%		02/25/2037	755,388
5,650,860	Countrywide Alternative Loan Trust, Series 2006-4CB-1A1	6.00%		04/25/2036	3,094,975
653,624	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	539,848
4,361,619	Countrywide Alternative Loan Trust, Series 2006-7CB-1A14	6.00%		05/25/2036	2,560,751
7,605,877	Countrywide Alternative Loan Trust, Series 2006-7CB-1A16	6.00%		05/25/2036	4,465,488
2,330,441	Countrywide Alternative Loan Trust, Series 2006-7CB-1A6	6.00%		05/25/2036	1,368,225
2,360,297	Countrywide Alternative Loan Trust, Series 2006-7CB-1A9	6.00%		05/25/2036	1,385,755
815,029	Countrywide Alternative Loan Trust, Series 2006-9T1-A11	6.00%		05/25/2036	376,570
1,968,010	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	1,414,845
3,993,017	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	2,870,665
839,465	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	533,619
1,025,006	Countrywide Alternative Loan Trust, Series 2006-J7-1A1	6.25%		11/25/2036	511,453
31,094,874	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.54%		03/20/2047	24,689,634
2,925,153	Countrywide Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	2.99%		06/25/2046	2,402,740
590,772	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 0.00% Floor, 39.90% Cap)	13.57	% (f)	05/25/2037	631,941
9,582,111	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	4,768,122

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,885,904	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	5,783,894
5,299,144	Countrywide Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	3,328,505
6,357,054	Countrywide Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	3,993,001
7,421,697	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	4.84%		08/25/2037	2,349,654
2,149,138	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 0.00% Floor, 54.58% Cap)	18.01	% (f)	08/25/2037	3,087,454
2,685,883	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	2,124,093
4,982,940	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 0.00% Floor, 29.90% Cap)	9.71	% (f)	08/25/2037	4,805,137
755,059	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	464,914
597,792	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 0.00% Floor, 39.00% Cap)	12.67	% (f)	08/25/2037	683,698
10,714,191	Countrywide Alternative Loan Trust, Series 2007-19-1A34	6.00%		08/25/2037	5,586,253
8,786,261	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	4,581,053
27,008,973	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	11,914,528
2,706,851	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 0.00% Floor, 28.40% Cap)	10.85	% (f)	09/25/2037	2,437,176
18,051,397	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	7,652,937
7,030,805	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	4.89%		09/25/2037	3,188,075
9,978,170	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.11	% (d)(f)	09/25/2037	1,749,705
1,004,510	Countrywide Alternative Loan Trust, Series 2007-24-A2 (-6 x 1 Month LIBOR USD + 41.70%, 0.00% Floor, 41.70% Cap)	15.37	% (f)	10/25/2037	1,102,839
2,008,595	Countrywide Alternative Loan Trust, Series 2007-24-A3 (-1 x 1 Month LIBOR USD + 6.95%, 0.00% Floor, 6.95% Cap)	2.56	% (d)(f)	10/25/2037	396,945
3,295,105	Countrywide Alternative Loan Trust, Series 2007-24-A4 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 7.00% Cap)	5.09%		10/25/2037	788,234
4,358,347	Countrywide Alternative Loan Trust, Series 2007-24-A6 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 7.00% Cap)	5.39%		10/25/2037	1,119,898
3,297,224	Countrywide Alternative Loan Trust, Series 2007-2CB-1A4 (1 Month LIBOR USD + 1.00%, 5.75% Floor, 100.00% Cap)	5.75%		03/25/2037	1,899,042
15,342,616	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	1,673,614
3,634,012	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 0.00% Floor, 5.65% Cap)	1.26	% (d)(f)	04/25/2037	475,194
3,634,012	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	4.94%		04/25/2037	1,692,710
14,474,195	Countrywide Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	7,997,437
5,816,503	Countrywide Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	2,770,891
4,853,420	Countrywide Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	2,793,063
5,321,814	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	3,062,616
1,341,688	Countrywide Alternative Loan Trust, Series 2007-7T2-A8	6.00%		04/25/2037	632,169
243,252	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 0.00% Floor, 40.20% Cap)	13.87	% (f)	05/25/2037	254,514
259,668	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 0.00% Floor, 40.08% Cap)	13.75	% (f)	05/25/2037	270,383
408,389	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	4.89%		05/25/2037	147,996
408,389	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 0.00% Floor, 5.50% Cap)	1.11	% (d)(f)	05/25/2037	38,376

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,411,957	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	689,214
21,064,977	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	3.15	% (b)	03/25/2047	17,953,878
20,699,149	Countrywide Alternative Loan Trust, Series 2007-HY4-4A1	3.59	% (b)	06/25/2037	17,712,937
20,933,490	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		06/25/2047	19,189,150
5,977,965	Countrywide Asset Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		06/25/2037	5,476,779
21,669,347	Countrywide Asset Backed Certificates, Series 2007-4-A5	4.48	% (k)	04/25/2047	15,538,371
11,502,411	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		05/25/2037	10,546,064
2,046,562	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	1,537,916
430,820	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	323,745
4,177,796	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	3,091,867
5,675,069	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	4,854,376
9,670,250	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	1,566,303
2,501,082	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	2,122,078
3,585,874	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	1,801,782
8,303,241	Credit Suisse Mortgage Capital Certificates, Series 2009-11R-4A1	7.00	% (a)(b)	09/26/2037	2,542,263
5,788,284	Credit Suisse Mortgage Capital Certificates, Series 2009-12R-5A1	6.00	% (a)(c)	06/27/2036	3,342,203
7,522,581	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	3.64	% (a)(b)	08/26/2046	5,255,548
30,843,185	Credit Suisse Mortgage Capital Certificates, Series 2021-RPL9-A1	2.44	% (a)(b)	02/25/2061	28,426,782
71,537,511	Credit Suisse Mortgage-Backed Trust, Series 2017-RPL2-CERT	0.00	% (a)(b)	02/25/2056	49,571,561
4,227,000	Credit Suisse Mortgage-Backed Trust, Series 2020-AFC1-B1	3.45	% (a)(b)	02/25/2050	2,997,085
9,596,334	Credit Suisse Mortgage-Backed Trust, Series 2020-RPL1-CERT	3.23	% (a)(b)(c)	01/25/2046	7,839,625
8,497,927	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.80%		05/25/2036	5,590,802
3,983,395	CSAB Mortgage Backed Trust, Series 2006-3-A4B	6.61%		11/25/2036	713,540
2,314,067	CSAB Mortgage Backed Trust, Series 2006-4-A6A	6.18%		12/25/2036	506,955
8,470,767	CSAB Mortgage Backed Trust, Series 2007-1-1A1A	5.90	% (b)	05/25/2037	2,214,405
807,181	CSMC Mortgage-Backed Trust, Series 2005-1R-2A5	5.75	% (a)	12/26/2035	585,306
11,281,289	CSMC Mortgage-Backed Trust, Series 2006-1-2A1	6.00%		02/25/2036	3,798,082
2,345,148	CSMC Mortgage-Backed Trust, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	5.09%		03/25/2036	806,453
13,108,301	CSMC Mortgage-Backed Trust, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 0.00% Floor, 5.30% Cap)	0.91	% (d)(f)	03/25/2036	1,071,737
2,730,441	CSMC Mortgage-Backed Trust, Series 2006-2-5A3	6.25%		03/25/2036	1,250,702
7,389,665	CSMC Mortgage-Backed Trust, Series 2006-2-5A4	6.00%		03/25/2036	3,273,235
1,150,801	CSMC Mortgage-Backed Trust, Series 2006-3-4A3	5.50%		04/25/2036	835,945
695,689	CSMC Mortgage-Backed Trust, Series 2006-3-4A4	5.50%		04/25/2036	505,350
2,431,187	CSMC Mortgage-Backed Trust, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	1,440,844
20,280,070	CSMC Mortgage-Backed Trust, Series 2006-4-4A1	7.00%		05/25/2036	5,230,897
7,094,686	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	3,094,305

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,937,059	CSMC Mortgage-Backed Trust, Series 2006-6-1A4	6.00%		07/25/2036	3,715,163
10,035,754	CSMC Mortgage-Backed Trust, Series 2006-6-3A1	7.00%		07/25/2036	1,603,255
114,122	CSMC Mortgage-Backed Trust, Series 2006-7-3A11	6.00%		08/25/2036	47,459
1,591,641	CSMC Mortgage-Backed Trust, Series 2006-7-7A5	6.00%		08/25/2036	1,247,237
2,521,945	CSMC Mortgage-Backed Trust, Series 2006-9-2A1	5.50%		11/25/2036	2,187,278
10,112,243	CSMC Mortgage-Backed Trust, Series 2006-9-3A1	6.00%		11/25/2036	8,266,606
3,593,712	CSMC Mortgage-Backed Trust, Series 2006-9-4A1	6.00%		11/25/2036	2,341,796
1,452,747	CSMC Mortgage-Backed Trust, Series 2006-9-6A14	6.00%		11/25/2036	1,239,468
236,027	CSMC Mortgage-Backed Trust, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 0.00% Floor, 39.90% Cap)	15.80	% (f)	11/25/2036	292,717
8,502,801	CSMC Mortgage-Backed Trust, Series 2007-1-1A4	6.13	% (b)	02/25/2037	2,218,195
5,453,663	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	962,103
3,054,998	CSMC Mortgage-Backed Trust, Series 2007-1-5A14	6.00%		02/25/2037	1,842,884
27,639	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	21,426
5,172,094	CSMC Mortgage-Backed Trust, Series 2007-3-2A10	6.00%		04/25/2037	2,037,857
2,542,114	CSMC Mortgage-Backed Trust, Series 2007-5-2A5	5.00%		08/25/2037	2,068,690
24,821,158	CSMC Mortgage-Backed Trust, Series 2007-5-3A19	6.00%		08/25/2037	19,096,272
10,950,270	CSMC Mortgage-Backed Trust, Series 2007-5-3A9	6.00%		08/25/2037	8,425,385
2,527,267	CSMC Mortgage-Backed Trust, Series 2008-2R-1A1	6.00	% (a)(c)	07/25/2037	1,954,316
24,883	CSMC Trust, Series 2009-1R-4A2	3.19	% (a)(b)	07/20/2035	24,874
1,618,776	CSMC Trust, Series 2010-13R-1A2	5.50	% (a)(b)	12/26/2035	1,334,458
23,722,185	CSMC Trust, Series 2010-17R-6A1	3.24	% (a)(b)	06/26/2037	22,405,034
7,257,533	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(b)(c)	06/26/2037	6,349,738
3,583,222	CSMC Trust, Series 2010-4R-8A17	6.00	% (a)(b)(c)	06/26/2037	3,143,032
8,861,467	CSMC Trust, Series 2010-7R-1A17	6.00	% (a)(b)	01/26/2037	5,053,922
9,255,696	CSMC Trust, Series 2013-9R-A1	3.00	% (a)(b)	05/27/2043	7,920,141
8,020,951	CSMC Trust, Series 2019-RPL6-CERT	0.00	% (a)(b)	11/25/2058	6,605,186
189,803,108	CSMC Trust, Series 2019-RPL6-PT1	3.81	% (a)(b)	11/25/2058	162,775,278
181,784,906	CSMC Trust, Series 2020-RPL1-PT1	3.35	% (a)(b)	10/25/2069	144,550,358
17,222,406	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	16,454,494
15,540,806	CSMC Trust, Series 2021-JR2-A1	2.22	% (a)(b)	11/25/2061	14,749,533
7,469,850	CSMC Trust, Series 2021-NQM1-B1	2.83	% (a)(b)	05/25/2065	4,777,036
6,225,825	CSMC Trust, Series 2021-NQM5-M1	2.17	% (a)(b)	05/25/2066	3,157,291
3,180,040	CSMC Trust, Series 2021-NQM6-B1	3.29	% (a)(b)	07/25/2066	1,647,066
7,445,317	CSMC Trust, Series 2021-NQM6-M1	2.58	% (a)(b)	07/25/2066	3,957,243
17,544,000	CWABS Asset-Backed Certificates Trust, Series 2005-11-MF1	5.35	% (b)	02/25/2036	14,559,108
2,405,290	CWABS Asset-Backed Certificates Trust, Series 2005-4-AF5B	5.65%		10/25/2035	2,370,914
8,178,942	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50	% (b)	09/25/2035	7,064,065
267,454	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 0.00% Floor, 35.93% Cap)	3.75	% (f)	11/25/2035	373,112
510,775	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	4.59%		11/25/2035	245,797
1,541,574	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 0.00% Floor, 5.30% Cap)	0.91	% (d)(f)	11/25/2035	54,860
5,266,809	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	4,474,561

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,379,849	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.69%		09/25/2047	11,311,005
15,993,791	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3-A2 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	4.64%		07/25/2047	13,812,164
3,366,051	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1-A1C	5.67	% (b)	02/25/2036	3,041,177
428,696	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	4.84	% (b)	06/25/2036	354,867
755,835	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (b)	10/25/2036	660,886
10,554,614	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65	% (b)	10/25/2036	9,231,332
751,889	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90	% (b)	10/25/2036	657,492
1,097,378	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90	% (b)	10/25/2036	958,294
2,169,255	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	6.37%		10/25/2036	1,892,147
4,007,929	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-3A2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	4.42	% (a)(c)	10/27/2036	3,645,519
4,673,269	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	6.08	% (a)(f)	04/15/2036	4,242,117
1,741,735	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	6.06	% (a)(f)	04/15/2036	1,604,326
2,838,325	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	6.36	% (a)(f)	04/15/2036	2,590,949
331,467	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	6.40	% (a)(f)	04/15/2036	296,864
2,909,945	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	6.52	% (a)(f)	04/15/2036	2,549,986
48,202,378	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	6.08	% (a)(f)	04/15/2036	42,159,525
10,913,077	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.58%		04/25/2037	9,306,426
22,750,000	FBR Securitization Trust, Series 2005-2-M4 (1 Month LIBOR USD + 0.93%, 0.93% Floor, 14.00% Cap)	5.32%		09/25/2035	19,707,981
5,500,000	FBR Securitization Trust, Series 2005-5-M3 (1 Month LIBOR USD + 0.74%, 0.74% Floor, 14.00% Cap)	5.12%		11/25/2035	4,928,518
75,600,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-M1B (Secured Overnight Financing Rate 30 Day Average + 2.90%, 0.00% Floor)	6.83	% (a)	04/25/2042	74,810,449
3,471,493	Fieldstone Mortgage Investment Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor, 12.25% Cap)	4.56%		04/25/2047	2,457,465
21,977,265	Figure Line of Credit Trust, Series 2020-1-A	4.04	% (a)(b)	09/25/2049	21,044,478
7,485,652	First Franklin Mortgage Loan Trust, Series 2006-FF8-M1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	4.76%		07/25/2036	6,926,791
4,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF9-2A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		06/25/2036	3,511,306
18,551,440	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		03/25/2037	10,732,125
22,201,466	First Franklin Mortgage Loan Trust, Series 2007-FF2-A2C (1 Month LIBOR USD + 0.15%, 0.15% Floor)	4.54%		03/25/2037	11,276,293

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,090,665	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	4.06	% (b)	05/25/2035	1,717,721
3,481,630	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	1,849,115
260,899	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		02/25/2050	259,724
1,235,547	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	4.44	% (b)	06/25/2036	988,423
1,939,023	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	979,131
6,506,629	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	3,162,016
1,255,943	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	573,383
1,961,812	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	846,912
2,992,111	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (b)	05/25/2035	2,084,719
10,637,943	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	4,426,243
547,377	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	227,753
614,958	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	265,229
1,898,423	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	818,783
1,079,369	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	465,528
928,299	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	459,267
1,532,056	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	651,316
9,000,000	FirstKey Homes Trust, Series 2020-SFR1-E	2.79	% (a)	08/17/2037	8,049,296
18,000,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (a)	10/19/2037	15,792,565
26,225,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (a)	10/19/2037	23,157,706
16,250,000	FirstKey Homes Trust, Series 2021-SFR1-E1	2.39	% (a)	08/17/2038	13,588,583
11,500,000	FirstKey Homes Trust, Series 2021-SFR1-E2	2.49	% (a)	08/17/2038	9,605,458
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-D	2.06	% (a)	09/17/2038	6,652,687
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E1	2.26	% (a)	09/17/2038	6,648,154
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E2	2.36	% (a)	09/17/2038	6,594,106
34,891,000	FirstKey Homes Trust, Series 2021-SFR3-B	2.44	% (a)	12/17/2038	30,250,567
29,584,000	FirstKey Homes Trust, Series 2021-SFR3-C	2.54	% (a)	12/17/2038	25,351,784
22,626,000	FirstKey Homes Trust, Series 2021-SFR3-D	2.79	% (a)	12/17/2038	19,445,472
45,314,000	FirstKey Homes Trust, Series 2021-SFR3-E1	2.99	% (a)	12/17/2038	38,665,548
25,293,000	FirstKey Homes Trust, Series 2021-SFR3-E2	3.08	% (a)	12/17/2038	21,448,203
10,174,000	FirstKey Homes Trust, Series 2021-SFR3-F1	3.58	% (a)	12/17/2038	8,427,400
62,350,000	FMC GMSR Issuer Trust, Series 2020-GT1-A	4.45	% (a)(b)	01/25/2026	54,626,338
72,500,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(b)	07/25/2026	59,078,546
64,820,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (a)(b)	10/25/2026	52,166,099
120,329,651	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		11/25/2036	72,030,641
7,750,000	FRTKL, Series 2021-SFR1-E1	2.37	% (a)	09/17/2038	6,464,281

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,650,000	FRTKL, Series 2021-SFR1-E2	2.52	% (a)	09/17/2038	5,532,442
2,751,000	GCAT Trust, Series 2019-NQM3-M1	3.45	% (a)(b)	11/25/2059	2,124,803
7,096,000	GCAT Trust, Series 2021-NQM2-M1	2.54	% (a)(b)	05/25/2066	4,024,390
8,405,000	GCAT Trust, Series 2021-NQM6-B1	4.42	% (a)(b)	08/25/2066	5,323,019
32,889,370	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.69%		08/25/2036	14,783,709
1,872,663	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.88	% (b)	09/19/2035	1,588,150
21,694,001	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap)	4.91%		08/25/2045	5,674,493
18,566,822	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63%		04/25/2047	16,155,176
893,507	GS Mortgage Securities Corporation Trust, Series 2008-2R-1A1	3.77	% (a)(b)	09/25/2036	328,746
117,178,502	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-A1	1.75	% (a)(b)	05/25/2060	101,541,019
12,540,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M1	2.25	% (a)(b)	05/25/2060	9,499,884
10,237,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M2	2.75	% (a)(b)	05/25/2060	7,612,771
9,341,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M3	3.00	% (a)(b)	05/25/2060	6,751,389
31,830,484	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-PT4	4.12	% (a)(h)	05/25/2060	29,354,836
112,843	GSAA Home Equity Trust, Series 2005-12-AF3	5.07	% (b)	09/25/2035	76,173
7,937,260	GSAA Home Equity Trust, Series 2006-10-AF3	5.98	% (b)	06/25/2036	2,119,052
5,680,833	GSAA Home Equity Trust, Series 2006-10-AF4	6.80%		06/25/2036	1,512,921
10,961,769	GSAA Home Equity Trust, Series 2006-15-AF4	6.46%		09/25/2036	3,136,443
1,687,154	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77	% (b)	11/25/2036	516,685
3,932,865	GSAA Home Equity Trust, Series 2006-18-AF6	6.18%		11/25/2036	1,008,379
7,392,121	GSAA Home Equity Trust, Series 2006-19-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.57%		12/25/2036	2,083,438
3,983,251	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,464,641
2,522,447	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,151,107
5,751,438	GSAA Home Equity Trust, Series 2007-7-A5 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	4.95%		07/25/2037	3,001,766
16,450,673	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.54%		08/25/2036	13,198,709
6,981,322	GSAMP Trust, Series 2007-H1-A2B (1 Month LIBOR USD + 0.40%, 0.40% Floor)	4.79%		01/25/2047	3,715,613
6,903,007	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	4.74	% (a)	03/25/2035	6,514,456
6,903,007	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	0.31	% (a)(b)(d)	03/25/2035	87,338
4,436,396	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	4.74	% (a)	09/25/2035	3,819,698
4,436,396	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	0.10	% (a)(b)(d)	09/25/2035	51,411
16,910,243	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	4.74	% (a)	01/25/2036	14,050,276
16,910,243	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	0.06	% (a)(b)(d)	01/25/2036	215,086
17,412,709	GSMSC Resecuritization Trust, Series 2014-3R-2B (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.20	% (a)	09/26/2036	10,429,600
736,335	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	683,608
1,720,858	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	1,525,494
225,942	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	211,141
2,388,391	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 0.00% Floor, 6.90% Cap)	2.51	% (d)(f)	07/25/2035	196,161

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
140,978	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	4.89%		07/25/2035	136,422
115,313	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	4.89%		09/25/2035	112,828
6,970,484	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	3,036,827
1,684,555	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	798,922
193,063	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	310,446
347,571	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	305,780
1,565,776	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	822,726
1,880,490	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	988,091
17,212,125	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	8,477,379
4,412,533	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	2,670,160
3,711,684	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	1,360,458
9,711,576	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	4,622,247
28,008,092	GSR Mortgage Loan Trust, Series 2006-OA1-3A1	3.09	% (h)	08/25/2046	6,401,591
215,074	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	410,961
611,399	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	862,188
12,679,043	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	8,890,835
42,215,561	GSR Mortgage Loan Trust, Series 2007-OA1-1A1 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	4.62%		05/25/2037	23,552,627
293,512	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	3.93	% (b)	12/19/2035	275,269
5,236,442	Harborview Mortgage Loan Trust, Series 2005-2-1A (1 Month LIBOR USD + 0.52%, 0.52% Floor)	4.86%		05/19/2035	1,793,245
21,799,857	Harborview Mortgage Loan Trust, Series 2005-8-1A1A (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.00% Cap)	4.96%		09/19/2035	11,362,114
41,966,611	Harborview Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	3.60%		09/19/2035	20,821,314
4,003,761	Harborview Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.52%		11/19/2036	3,513,986
4,487,590	Harborview Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	4.68%		12/19/2036	3,866,888
32,741,068	Harborview Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.36%, 0.36% Floor)	4.70%		01/25/2047	29,365,005
5,597,272	Harborview Mortgage Loan Trust, Series 2006-4-1A2A (1 Month LIBOR USD + 0.38%, 0.38% Floor)	4.72%		05/19/2046	2,768,283
58,399,621	Harborview Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.40%, 0.00% Floor)	4.55%		07/21/2036	30,239,055
7,361,064	Harborview Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	4.76%		02/19/2046	6,134,830
14,499,425	Harborview Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 2.00%, 0.00% Floor, 10.50% Cap)	5.39%		10/25/2037	12,150,729
468,859	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 1.29% Floor)	5.68%		08/25/2033	454,876
202,351	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.99% Floor)	5.38%		01/25/2035	202,051
12,182,000	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	4.95%		06/25/2036	10,568,941
8,528,139	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63%		11/25/2036	6,834,894
8,122,765	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.58%		07/25/2037	3,332,693

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,122,765	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A2 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.58%		07/25/2037	3,332,693
3,690,645	Home Partners of America Trust, Series 2019-2-C	3.02	% (a)	10/19/2039	3,117,731
3,926,217	Home Partners of America Trust, Series 2019-2-D	3.12	% (a)	10/19/2039	3,274,632
7,390,527	Home Partners of America Trust, Series 2019-2-E	3.32	% (a)	10/19/2039	6,107,854
415,490	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap)	5.12%		03/25/2035	338,918
10,350,000	HomeBanc Mortgage Trust, Series 2005-3-M5 (1 Month LIBOR USD + 1.85%, 1.85% Floor, 11.50% Cap)	6.23%		07/25/2035	8,974,856
13,161,000	Homeward Opportunities Fund Trust, Series 2020-1-B1	5.74	% (a)(b)	11/25/2059	12,782,061
13,276,000	Homeward Opportunities Fund Trust, Series 2020-1-B2	5.91	% (a)(b)	11/25/2059	12,863,484
28,994,000	Homeward Opportunities Fund Trust, Series 2020-2-B2	5.49	% (a)(b)	05/25/2065	25,944,840
31,033,211	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (a)(k)	08/25/2025	30,972,699
18,928,073	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	6,794,457
13,996,426	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.49%		12/25/2036	4,720,864
28,436,770	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	4.67%		10/25/2036	9,424,236
14,442,652	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A2 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.18%		04/25/2037	10,018,786
62,613,527	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.22%		04/25/2037	43,558,033
246,612	Impac CMB Trust, Series 2002-9F-A1	5.22%		12/25/2032	234,646
10,644,401	Impac Secured Assets Trust, Series 2007-3-A1B (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap)	4.87%		09/25/2037	8,682,833
27,630,975	Imperial Fund Mortgage Trust, Series 2021-NQM4-A1	2.09	% (a)(b)	01/25/2057	22,891,309
14,287,056	Imperial Fund Mortgage Trust, Series 2021-NQM4-A2	2.30	% (a)(b)	01/25/2057	11,680,701
10,888,446	Imperial Fund Mortgage Trust, Series 2021-NQM4-A3	2.45	% (a)(b)	01/25/2057	8,838,610
3,202,295	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	1,380,846
2,344,330	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	1,010,887
7,339,746	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	3,770,128
11,143,892	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	6,237,458
18,077,843	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	5,700,833
15,418,841	IndyMac IMJA Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	7,250,208
12,548,611	IndyMac IMJA Mortgage Loan Trust, Series 2007-A4-A1	6.25%		02/25/2038	4,509,205
29,350,943	IndyMac IMSC Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	8,291,189
261,311	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	193,909
25,080,901	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	8,142,838
3,080,873	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	4.75%		07/25/2047	2,124,328
826,826	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-1A1	3.53	% (b)	09/25/2036	569,010
909,514	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-4A1	3.27	% (b)	09/25/2036	769,925
8,574,458	IndyMac INDA Mortgage Loan Trust, Series 2006-AR3-1A1	3.64	% (b)	12/25/2036	7,290,115
3,154,977	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1-3A1	2.83	% (b)	03/25/2037	2,652,510
2,351,962	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3-3A1	3.10	% (b)	07/25/2037	2,060,570
5,813,644	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15-A1	3.23	% (b)	09/25/2035	4,798,641
2,305,158	IndyMac INDX Mortgage Loan Trust, Series 2006-AR7-3A1	2.97	% (b)	05/25/2036	1,891,384
2,504,303	IndyMac INDX Mortgage Loan Trust, Series 2007-AR13-2A1	3.48	% (b)	07/25/2037	1,925,370
5,056,550	IndyMac INDX Mortgage Loan Trust, Series 2007-AR21-8A1	3.44	% (b)	09/25/2037	4,697,365

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,199,227	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	3,779,208
1,666,761	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	1,211,533
3,439,970	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 11.50% Cap)	4.75%		05/25/2036	2,865,065
2,236,758	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	1,261,794
3,217,600	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69%		05/25/2036	3,185,182
7,037,760	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46%		12/25/2036	6,679,385
2,179,200	JP Morgan Mortgage Acquisition Corporation, Series 2005-WMC1-M4 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	5.29%		09/25/2035	1,766,650
5,939,011	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (k)	09/25/2029	3,777,376
11,036,125	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	3.89%		11/25/2036	9,794,099
22,976,478	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63%		08/25/2036	10,459,162
21,235,885	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	4.75%		08/25/2036	9,714,218
3,020,955	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.91%		07/25/2036	913,088
4,458,223	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1A (1 Month LIBOR USD + 0.13%, 0.13% Floor)	4.52%		12/25/2036	2,685,697
35,550,679	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1B (1 Month LIBOR USD + 0.23%, 0.23% Floor)	4.62%		12/25/2036	2,816,136
16,215,091	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.60%		11/25/2036	15,566,159
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	4.71%		03/25/2037	8,077,020
132,206	JP Morgan Mortgage Trust, Series 2005-A6-5A1	3.61	% (b)	08/25/2035	129,924
3,766,461	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	3,733,587
376,766	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	304,870
1,051,629	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	458,693
3,397,507	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	1,627,248
1,786,086	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	788,328
7,423,570	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	4.77%		08/25/2036	1,081,810
7,423,570	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 0.00% Floor, 7.12% Cap)	2.73	% (d)(f)	08/25/2036	1,257,741
832,270	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	367,341
5,697,542	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	2,442,844
2,372,738	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	1,024,850
5,560,342	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	4.77%		01/25/2037	1,730,614
5,560,342	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 0.00% Floor, 6.62% Cap)	2.23	% (d)(f)	01/25/2037	1,001,496
656,558	JP Morgan Mortgage Trust, Series 2007-A2-2A1	3.48	% (b)	04/25/2037	485,392
2,577,414	JP Morgan Mortgage Trust, Series 2007-A3-3A2M	3.28	% (b)	05/25/2037	2,296,526
6,178,560	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	2,787,637
1,784,235	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	948,029
4,016,403	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	2,259,874
1,703,822	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	700,870
675,961	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	375,192
3,703,315	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	2,055,838

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,221,445	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	2,343,516
5,070,960	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00	% (a)(b)	02/26/2037	2,660,037
16,378,412	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00	% (a)(b)	09/27/2037	7,383,376
8,099,106	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00	% (a)	02/26/2037	4,080,697
5,115,515	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.00	% (a)(b)	01/26/2037	2,513,041
127,141,158	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (a)	06/25/2058	107,029,919
26,545,000	Legacy Mortgage Asset Trust, Series 2020-GS1-A2	4.00	% (a)(k)	10/25/2059	22,404,142
26,264,000	Legacy Mortgage Asset Trust, Series 2020-GS2-A2	4.00	% (a)(k)	03/25/2060	23,025,423
24,000,000	Legacy Mortgage Asset Trust, Series 2021-GS4-A2	3.55	% (a)(k)	11/25/2060	20,070,900
4,982,494	Lehman Mortgage Trust, Series 2005-2-2A3B	5.94%		08/25/2035	4,346,832
1,676,750	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	950,066
1,046,098	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	735,497
1,861,778	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	1,463,732
158,389	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	119,005
850,892	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	668,912
925,376	Lehman Mortgage Trust, Series 2005-4-2A3A	5.50%		10/25/2035	987,601
7,396,780	Lehman Mortgage Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	3.11%		02/25/2036	6,289,087
955,088	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	5.14%		02/25/2036	413,536
2,865,264	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 0.00% Floor, 4.75% Cap)	0.36	% (d)(f)	02/25/2036	191,936
2,098,905	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	5.14%		02/25/2036	1,525,469
2,098,905	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 0.00% Floor, 4.75% Cap)	0.36	% (c)(d)(f)	02/25/2036	58,338
1,352,307	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	994,378
886	Lehman Mortgage Trust, Series 2006-17-1A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	4.73%		08/25/2046	140,475
6,190,754	Lehman Mortgage Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	4.99%		03/25/2036	5,902,759
1,540,532	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	1.01	% (d)(f)	08/25/2036	98,686
979,129	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	790,914
6,883,360	Lehman Mortgage Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	4.81%		04/25/2036	5,950,172
5,457,086	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	4.74%		09/25/2036	822,315
11,367,051	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 0.00% Floor, 7.15% Cap)	2.76	% (d)(f)	09/25/2036	1,499,097
41,940	Lehman Mortgage Trust, Series 2006-5-2A4A	6.39%		04/25/2036	53,497
6,084,073	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	4,242,340
272,207	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	262,913
2,778,866	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	4.84%		11/25/2036	653,961
10,311,301	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	2.16	% (d)(f)	11/25/2036	1,163,231
1,727,034	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 0.00% Floor, 30.68% Cap)	10.49	% (f)	01/25/2037	1,680,646
1,876,892	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	4.99%		01/25/2037	1,068,511

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,610,880	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 0.00% Floor, 5.15% Cap)	0.76	% (d)(f)	01/25/2037	322,439
3,437,088	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	4.77%		01/25/2037	736,470
6,193,853	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 0.00% Floor, 6.62% Cap)	2.23	% (d)(f)	01/25/2037	634,028
8,452,140	Lehman Mortgage Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	4.79%		06/25/2046	7,561,568
6,006,718	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	2,013,633
19,927,499	Lehman Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	4.60	% (a)	06/25/2037	14,665,569
5,710,787	Lehman Mortgage Trust, Series 2007-1-2A1	7.00	% (b)	02/25/2037	5,928,183
5,923,650	Lehman Mortgage Trust, Series 2007-1-2A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.69	% (a)	06/25/2037	4,215,111
10,189,703	Lehman Mortgage Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.40%, 0.40% Floor)	4.79%		07/25/2047	9,577,482
10,522,683	Lehman Mortgage Trust, Series 2007-15N-4A1 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	4.94%		08/25/2047	9,039,030
1,471,028	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	1,017,686
2,520,517	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	4.72%		05/25/2037	736,686
10,910,354	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 0.00% Floor, 6.67% Cap)	2.28	% (d)(f)	05/25/2037	1,274,334
743,640	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	4.72%		05/25/2037	162,807
6,753,591	Lehman Mortgage Trust, Series 2007-5-11A1	4.69	% (b)	06/25/2037	4,198,707
693,734	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 0.00% Floor, 40.08% Cap)	13.75	% (f)	08/25/2036	872,089
635,997	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	292,100
99,597	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	80,604
5,546,470	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	1,811,235
3,268,147	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	1,145,933
9,300,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(b)	02/25/2026	8,283,459
92,000,000	LHOME Mortgage Trust, Series 2021-RTL2-A1	2.09	% (a)(k)	06/25/2026	86,893,890
13,698,013	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	4.97%		03/25/2046	5,066,396
48,407,900	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	4.75%		05/25/2046	16,372,302
4,934,625	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	4.93%		05/25/2046	1,669,406
15,658,029	Long Beach Mortgage Loan Trust, Series 2006-5-2A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	4.87%		06/25/2036	7,851,975
26,862,176	Long Beach Mortgage Loan Trust, Series 2006-6-1A (1 Month LIBOR USD + 0.29%, 0.29% Floor)	4.68%		07/25/2036	19,423,376
11,639,107	Long Beach Mortgage Loan Trust, Series 2006-WL1-M2 (1 Month LIBOR USD + 0.68%, 0.68% Floor)	5.06%		01/25/2046	10,135,020
2,757,476	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap)	4.91%		11/25/2035	2,612,397
2,489,796	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.08	% (b)	03/25/2035	2,183,907
763,621	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.87	% (b)	07/25/2035	657,834
5,308,995	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.78	% (b)	11/25/2036	3,138,679
6,651,000	MASTR Alternative Loans Trust, Series 2004-9-M2	6.26%		08/25/2034	5,140,944

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,111,612	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	948,562
74,967	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	70,347
6,724,913	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	3,546,995
1,572,122	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	1,122,438
1,290,887	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	759,743
795,194	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	726,398
3,780,851	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	1,195,698
2,429,690	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 4.13% Floor)	8.51%		12/25/2032	2,251,420
6,794,600	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	4.73%		06/25/2036	6,074,303
10,796,726	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	4.60%		05/25/2037	10,171,219
13,570,026	MASTR Asset Backed Securities Trust, Series 2007-WMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	4.53%		01/25/2037	4,014,748
1,668,643	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	1,147,818
1,103,936	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	735,692
2,693,230	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	1,228,394
13,668,725	MASTR Resecuritization Trust, Series 2008-1-A1	6.00	% (a)(b)(c)	09/27/2037	10,218,717
7,252,486	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (a)(b)	06/27/2036	5,734,543
1,250,896	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,198,974
499,180	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	4.79%		10/25/2032	464,460
20,587,602	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	4.61%		04/25/2037	8,429,155
10,557,714	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2B (1 Month LIBOR USD + 0.42%, 0.42% Floor)	4.81%		04/25/2037	4,405,529
14,633,117	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2C (1 Month LIBOR USD + 0.64%, 0.64% Floor)	5.03%		04/25/2037	6,193,136
13,039,104	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	4.71%		03/25/2037	3,428,541
13,039,104	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 0.00% Floor, 6.68% Cap)	2.29	% (d)(f)	03/25/2037	1,911,432
29,098,372	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	3.04	% (b)	10/25/2047	9,825,487
2,443,840	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1-1A2 (1 Month LIBOR USD + 3.50%, 3.50% Floor)	7.89%		10/25/2037	2,204,140
18,713,749	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1-M2 (1 Month LIBOR USD + 1.01%, 1.01% Floor)	5.39%		06/25/2036	16,025,378
586,860	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	3.85	% (b)	10/25/2036	560,889
8,113,482	Merrill Lynch Mortgage Investors Trust, Series 2006-AR1-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	4.71	% (a)	03/25/2037	2,604,495
772,112	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	391,530
23,671,902	Merrill Lynch Mortgage Investors Trust, Series 2006-FM1-A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	3.81%		04/25/2037	14,986,094
10,603,915	Merrill Lynch Mortgage Investors Trust, Series 2006-HE3-A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		06/25/2037	2,936,684
7,666,393	Merrill Lynch Mortgage Investors Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	4.59%		07/25/2037	1,957,786
81,203,518	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		02/25/2037	40,238,252

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,799,135	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		04/25/2047	3,922,655
7,507,001	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	4.77%		04/25/2047	3,346,470
3,144,378	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	4.93%		04/25/2047	1,401,658
54,330,062	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	4.64%		03/25/2037	43,414,800
23,632,455	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(k)	03/25/2060	22,291,377
17,178,185	Morgan Stanley Capital Trust, Series 2006-HE7-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	4.71%		09/25/2036	7,768,479
22,794,897	Morgan Stanley Capital Trust, Series 2006-HE7-A2D (1 Month LIBOR USD + 0.46%, 0.46% Floor)	4.85%		09/25/2036	10,322,861
13,128,594	Morgan Stanley Capital Trust, Series 2006-NC2-M1 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	4.93%		02/25/2036	11,270,500
5,949,294	Morgan Stanley Capital Trust, Series 2007-HE4-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	4.52	% (a)	02/25/2037	2,677,370
26,255,659	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	4.61%		12/25/2036	13,368,308
5,185,082	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2-AFPT (1 Month LIBOR USD + 0.07%, 0.07% Floor)	4.46%		11/25/2036	1,811,654
677,539	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	5.09%		12/25/2035	435,048
1,697,548	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	1,215,207
1,978,623	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.32	% (b)	12/25/2035	1,780,256
4,622,611	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.73%		08/25/2036	939,639
6,813,880	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	3,207,097
6,849,043	Morgan Stanley Mortgage Loan Trust, Series 2006-16AX-2A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	4.73%		11/25/2036	2,126,324
5,333,460	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	6.15%		10/25/2046	1,632,308
1,825,526	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	6.08%		10/25/2046	455,663
1,875,286	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,655,752
16,145,850	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.14	% (b)	06/25/2036	10,725,422
1,620,586	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	903,607
1,640,563	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	914,746
2,874,170	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	1,691,084
3,989,260	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	3.20	% (b)	10/25/2037	2,573,407
2,961,790	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	6.42%		09/25/2046	713,365
1,982,180	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.58%		09/25/2046	570,156
315,661	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	6.12%		01/25/2047	293,989
5,374,857	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	6.36%		01/25/2047	2,071,565
3,143,784	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	6.46%		01/25/2047	1,211,402
4,252,696	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	2.18	% (a)(k)	06/26/2036	3,647,411
6,827,453	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	2.49	% (a)(k)	01/26/2037	5,761,160
9,921,531	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00	% (a)(b)	11/26/2036	7,544,795
318,160	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94	% (a)(b)	02/26/2037	317,087
7,679,950	Morgan Stanley Re-Remic Trust, Series 2012-R4-1B (1 Month LIBOR USD, 0.00% Floor)	2.86	% (a)	08/26/2036	6,450,816
6,680,009	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	3.37	% (a)(b)(c)	10/26/2036	5,491,119
2,693,560	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	3.93	% (a)(b)	01/26/2051	2,647,311

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,770,762	Morgan Stanley Resecuritization Trust, Series 2014-R7-B2	3.93	% (a)(b)(g)	01/26/2051	4,382,887
23,352,114	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(b)	10/25/2060	22,482,021
9,748,367	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17	% (b)	07/25/2036	2,312,070
12,318,861	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	4.64%		10/25/2036	2,602,973
17,829,000	New Century Home Equity Loan Trust, Series 2005-4-M5 (1 Month LIBOR USD + 1.02%, 1.02% Floor, 12.50% Cap)	5.41%		09/25/2035	16,469,779
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.56%, 0.56% Floor, 12.50% Cap)	4.95%		05/25/2036	11,047,735
62,504,400	New Residential Mortgage Loan Trust, Series 2020-RPL1-M1	3.25	% (a)(b)	11/25/2059	48,746,263
16,345,550	New Residential Mortgage Loan Trust, Series 2020-RPL1-M2	3.50	% (a)(b)	11/25/2059	12,292,295
243,381	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap)	4.72%		08/25/2035	214,969
28,879	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	5.36%		02/25/2035	27,487
13,057,735	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16	% (b)	05/25/2036	2,953,623
2,653,565	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41	% (b)	05/25/2036	599,695
14,424,919	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (b)	01/25/2036	4,448,669
2,438,115	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65	% (b)	01/25/2036	751,645
1,165,926	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76	% (b)	06/25/2036	332,014
15,245,307	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80	% (k)	10/25/2036	3,844,046
2,619,598	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06	% (k)	02/25/2037	757,941
13,056,681	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99	% (k)	02/25/2037	3,778,455
2,880,139	Nomura Resecuritization Trust, Series 2014-1R-6A7	6.65	% (a)(b)	08/26/2036	2,220,283
4,587,510	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.13	% (a)(k)	07/26/2036	3,911,598
7,155,856	Nomura Resecuritization Trust, Series 2015-4R-5A2 (1 Month LIBOR USD + 0.43%, 0.43% Floor)	2.22	% (a)(c)(g)	03/26/2036	5,371,987
13,867,662	NovaStar Mortgage Funding Trust, Series 2005-3-M4 (1 Month LIBOR USD + 0.89%, 0.89% Floor, 11.00% Cap)	5.27%		01/25/2036	11,910,702
7,737,350	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.00% Cap)	4.71%		10/25/2036	4,373,994
55,762,219	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	50,887,391
56,925,607	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1-A	3.10	% (a)	07/25/2026	49,771,618
9,694,000	OBX Trust, Series 2021-NQM3-M1	2.33	% (a)(b)	07/25/2061	5,082,522
809,936	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	5.36%		11/25/2034	778,465
5,895,964	Option One Mortgage Loan Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		01/25/2037	3,514,812
57,060,594	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.58%		07/25/2037	45,919,588
10,080,000	People’s Choice Home Loan Securities Trust, Series 2005-1-M5 (1 Month LIBOR USD + 1.50%, 1.50% Floor, 15.00% Cap)	5.52%		01/25/2035	7,219,681
3,249,030	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.10% Cap)	4.71%		02/25/2037	2,272,701
7,328,972	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	6,143,125
3,419,817	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	2,866,482
209,491	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	178,474
37,831,406	PMT Credit Risk Transfer Trust, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	7.14	% (a)	05/27/2023	36,344,026

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,763,702	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 3.70%, 2.70% Floor)	8.09	% (a)	11/27/2031	9,374,344
29,064,188	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	6.74	% (a)	02/27/2023	27,615,722
72,357,896	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	7.29	% (a)	02/27/2024	69,384,001
67,663,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	7.39	% (a)	03/25/2026	65,775,798
17,500,000	PNMAC GMSR Issuer Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%, 0.00% Floor)	6.74	% (a)	04/25/2023	16,516,106
1,200,000	PNMAC GMSR Issuer Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.85%, 2.85% Floor)	7.24	% (a)	02/25/2023	1,177,617
128,057,136	PR Mortgage Loan Trust, Series 2014-1-APT	5.87	% (a)(b)	10/25/2049	115,800,531
57,909,041	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(k)	09/27/2060	53,024,749
28,495,610	Pretium Mortgage Credit Partners LLC, Series 2021-NPL5-A1	2.49	% (a)(k)	10/25/2051	25,870,398
19,070,283	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(k)	07/25/2051	17,310,706
34,202,273	Pretium Mortgage Credit Partners LLC, Series 2021-RN4-A1	2.49	% (a)(b)	10/25/2051	30,084,870
5,439,694	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50	% (a)	05/25/2035	4,678,345
2,895,660	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00	% (a)	05/25/2035	2,352,612
57,818,574	Progress Residential Trust, Series 2021-SFR10-E1	3.57	% (a)	12/17/2040	46,533,047
23,994,428	Progress Residential Trust, Series 2021-SFR10-E2	3.67	% (a)	12/17/2040	19,088,789
12,996,982	Progress Residential Trust, Series 2021-SFR10-F	4.61	% (a)	12/17/2040	10,679,825
29,000,000	Progress Residential Trust, Series 2021-SFR2-E1	2.55	% (a)	04/19/2038	24,603,040
20,000,000	Progress Residential Trust, Series 2021-SFR2-E2	2.65	% (a)	04/19/2038	16,949,366
62,271,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	52,776,248
7,000,000	Progress Residential Trust, Series 2021-SFR5-E1	2.21	% (a)	07/17/2038	5,845,328
25,000,000	Progress Residential Trust, Series 2021-SFR8-E1	2.38	% (a)	10/17/2038	20,625,492
23,900,000	Progress Residential Trust, Series 2021-SFR8-E2	2.53	% (a)	10/17/2038	19,633,597
19,900,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (a)	10/17/2038	16,437,008
5,500,000	PRPM LLC, Series 2020-4-A2	3.44	% (a)(k)	10/25/2025	5,318,826
201,446,734	PRPM LLC, Series 2021-10-A1	2.49	% (a)(k)	10/25/2026	187,218,692
107,292,089	PRPM LLC, Series 2021-11-A1	2.49	% (a)(k)	11/25/2026	96,826,776
90,463,599	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	83,720,298
7,100,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(b)	03/25/2026	6,111,914
54,245,198	PRPM LLC, Series 2021-6-A1	1.79	% (a)(k)	07/25/2026	49,243,145
46,032,385	PRPM LLC, Series 2021-7-A1	1.87	% (a)(k)	08/25/2026	41,957,465
1,620,065	RAMP Trust, Series 2004-RS7-A3	3.93	% (b)	07/25/2034	1,474,831
9,510,881	RAMP Trust, Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	4.99%		03/25/2036	9,156,409
13,129,178	RAMP Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	4.99%		05/25/2036	11,864,071
12,806,831	RAMP Trust, Series 2006-RS6-A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	4.93%		11/25/2036	10,739,331
12,833,713	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	10,983,233
1,765,983	RBSSP Resecuritization Trust, Series 2009-12-17A2	3.46	% (a)(b)	10/25/2035	1,680,075
14,625,086	RBSSP Resecuritization Trust, Series 2009-12-20A2	3.51	% (a)(b)	12/25/2035	12,038,297
2,920,974	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00	% (a)	07/26/2037	1,477,283
57,188,944	Redwood Funding Trust, Series 2019-1-PT	4.47	% (a)(k)	09/27/2024	55,930,210
5,378,046	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75	% (k)	05/25/2036	2,569,421

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,062,139	Renaissance Home Equity Loan Trust, Series 2006-2-AF5	6.25	% (k)	08/25/2036	901,290
17,385,181	Renaissance Home Equity Loan Trust, Series 2006-3-AF3	5.59	% (k)	11/25/2036	6,509,624
18,049,871	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (k)	11/25/2036	7,017,512
2,933,947	Renaissance Home Equity Loan Trust, Series 2006-3-AF5	6.12	% (k)	11/25/2036	1,198,114
10,257,172	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47	% (k)	01/25/2037	3,458,509
20,198,460	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69	% (k)	01/25/2037	7,073,032
8,192,822	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74	% (k)	04/25/2037	2,533,316
5,779,950	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35	% (k)	04/25/2037	1,687,914
3,486,895	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51	% (k)	04/25/2037	1,036,200
5,072,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61	% (k)	04/25/2037	1,533,867
2,781,357	Renaissance Home Equity Loan Trust, Series 2007-1-AF4	5.76	% (k)	04/25/2037	862,797
8,232,817	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91	% (k)	04/25/2037	2,617,783
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68	% (k)	06/25/2037	5,460,597
22,755,581	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20	% (k)	06/25/2037	7,762,447
942,486	Reperforming Loan REMIC Trust, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	4.54	% (a)	11/25/2034	891,050
917,037	Reperforming Loan REMIC Trust, Series 2004-R2-1AS	2.15	% (a)(b)(d)	11/25/2034	45,271
290,532	Reperforming Loan REMIC Trust, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	4.75	% (a)	03/25/2035	275,355
288,477	Reperforming Loan REMIC Trust, Series 2005-R1-1AS	2.21	% (a)(b)(d)	03/25/2035	14,786
15,541,782	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	4.54	% (b)	10/25/2035	11,264,270
8,425,960	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.51	% (b)	12/25/2035	6,732,660
6,159,022	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.67	% (b)	03/25/2035	2,495,527
202,153	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x 1 Month LIBOR USD + 51.15%, 0.00% Floor, 51.15% Cap)	2.87	% (f)	08/25/2035	184,073
788,483	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	634,436
1,623,739	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	5.09%		09/25/2035	1,282,105
6,657,329	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 0.00% Floor, 5.05% Cap)	0.66	% (d)(f)	09/25/2035	218,831
5,008,180	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	1,849,269
1,307,785	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	1,080,006
1,574,714	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	1,341,551
1,486,975	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	5.09%		11/25/2035	1,196,394
1,486,718	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 0.00% Floor, 4.80% Cap)	0.41	% (d)(f)	11/25/2035	41,337
854,193	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	719,885
883,865	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	744,892
2,475,631	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	2,086,378
1,759,600	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	5.24%		12/25/2035	1,392,570
1,759,600	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 0.00% Floor, 5.15% Cap)	0.76	% (d)(f)	12/25/2035	64,832
1,415,829	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	1,193,212
617,329	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	494,378
2,134,665	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,785,433
656,431	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	541,353
4,839,124	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	3,835,867

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,124,930	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	534,332
1,887,777	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	1,467,843
2,980,906	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	2,357,338
1,334,253	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	1,120,757
541,865	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	437,665
1,926,785	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	1,560,294
1,535,830	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,240,493
607,794	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	490,916
240,515	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	194,265
1,107,453	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	875,489
6,152,532	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	4,863,840
667,865	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 0.00% Floor, 42.86% Cap)	9.21	% (f)	01/25/2036	642,997
4,438,649	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	3,706,945
1,063,281	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x 1 Month LIBOR USD + 5143.00%, 0.10% Floor, 8.00% Cap)	8.00	% (f)	04/25/2036	915,374
4,205,512	Residential Accredit Loans, Inc., Series 2006-QS4-A9	6.00%		04/25/2036	3,253,556
2,634,889	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	2,110,837
7,852,960	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	6,291,088
1,344,064	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	1,086,990
1,949,945	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	1,576,987
3,776,362	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	2,960,079
6,548,763	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 0.00% Floor, 5.55% Cap)	1.16	% (d)(f)	08/25/2036	478,014
2,433,046	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 0.00% Floor, 5.30% Cap)	0.91	% (d)(f)	07/25/2036	128,095
23,293,063	Residential Accredit Loans, Inc., Series 2007-QA5-1A1	5.54	% (b)	09/25/2037	16,187,142
24,988,482	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.46%, 0.46% Floor)	4.85%		06/25/2037	9,981,916
10,119,928	Residential Accredit Loans, Inc., Series 2007-QH7-2A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	4.99%		08/25/2037	8,659,713
24,116,894	Residential Accredit Loans, Inc., Series 2007-QS10-A1	6.50%		09/25/2037	19,063,572
2,506,104	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,924,114
8,150,944	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 0.00% Floor, 5.45% Cap)	1.06	% (d)(f)	01/25/2037	451,005
820,479	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	625,305
1,999,899	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	1,495,379
2,756,944	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	2,198,050
13,817,943	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	10,915,292
2,203,357	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,713,893
3,607,138	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	2,978,907
1,462,084	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,131,742
603,169	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	4.69%		03/25/2037	439,487
2,003,263	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 0.00% Floor, 6.70% Cap)	2.31	% (d)(f)	03/25/2037	181,639
1,608,312	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,246,454
517,119	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 0.00% Floor, 55.00% Cap)	18.43	% (f)	04/25/2037	534,454

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,302,976	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	1,784,824
3,670,233	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	2,928,765
253,491	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 0.00% Floor, 55.83% Cap)	19.26	% (f)	04/25/2037	268,030
5,415,303	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	2,283,150
14,268,127	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	11,425,504
3,860,296	Residential Asset Securities Corporation, Series 2005-KS4-M5 (1 Month LIBOR USD + 1.20%, 1.80% Floor)	6.19%		05/25/2035	3,613,342
8,561,086	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	4.59%		01/25/2037	8,360,496
4,544,457	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	2,390,792
1,543,098	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (d)(f)	11/25/2035	90,884
1,569,341	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	4.94%		11/25/2035	739,137
1,732,024	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	1,592,687
6,965,603	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	2,711,007
7,075,052	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	2,890,713
2,971,414	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	1,919,300
3,003,788	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (d)(f)	07/25/2035	137,302
4,909,525	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	1,898,795
647,090	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	314,279
6,980,990	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	2,769,792
7,270,120	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	2,766,589
10,289,850	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	5,060,863
14,017,479	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	4.84%		12/25/2036	2,770,507
30,934,473	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 0.00% Floor, 6.55% Cap)	2.16	% (d)(f)	12/25/2036	4,965,620
5,462,973	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	2,360,321
3,803,897	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	1,635,845
3,161,396	Residential Asset Securitization Trust, Series 2006-A2-A9	6.00%		01/25/2046	1,359,542
2,269,459	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,493,291
4,547,655	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 0.00% Floor, 28.40% Cap)	10.85	% (c)(f)	01/25/2046	5,363,413
19,261,945	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	11,140,980
722,570	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 0.00% Floor, 46.38% Cap)	12.74	% (f)	04/25/2037	846,267
22,787,711	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (d)(f)	05/25/2037	1,330,784
5,860,164	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	4.79%		05/25/2037	481,813
4,164,429	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	2,419,828
1,825,057	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	1,060,487
7,626,110	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	4,564,666
7,740,930	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	3,128,781
34,049,582	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	13,762,388
15,086,651	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	6,097,824

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,883,156	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	3,091,510
1,196,424	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	997,014
81,912	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	68,260
2,435,481	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	1,946,576
2,936,824	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	2,347,354
1,474,090	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	1,164,847
1,660,725	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,312,329
3,100,383	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	2,449,967
484,487	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	382,848
1,647,529	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,169,051
1,558,604	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,187,530
872,864	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	665,049
11,178,860	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	9,124,143
3,239,678	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	2,645,125
1,339,355	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	992,217
8,443,959	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	6,462,073
4,220,387	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	2,935,417
333,942	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	4.51	% (b)	02/25/2037	317,853
2,800,269	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.73	% (b)	04/25/2037	2,176,512
6,300,000	Residential Mortgage Loan Trust, Series 2020-2-M1	3.57	% (a)(b)	05/25/2060	5,274,620
38,115,744	RSFR, Series 2020-1-PT	4.21	% (a)(k)	02/17/2025	33,651,171
68,994,994	RSFR, Series 2021-1-PT	4.75	% (a)(k)	06/19/2026	58,790,428
3,684,699	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3-A2B (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.69%		09/25/2036	1,374,103
5,781,215	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	4.46%		04/25/2037	3,879,299
5,650,235	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	4.61%		04/25/2037	3,791,338
15,417,532	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	4.59%		05/25/2037	9,407,855
198,729,699	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.32	% (a)(b)	02/25/2054	170,089,351
69,273	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap)	5.05%		07/20/2033	63,116
4,706,247	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	4.73%		02/25/2036	4,582,941
2,511,852	SG Mortgage Securities Trust, Series 2006-FRE1-A2C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	4.93%		02/25/2036	1,485,868
11,174,023	Soundview Home Loan Trust, Series 2007-NS1-M1 (1 Month LIBOR USD + 0.35%, 0.35% Floor)	4.74%		01/25/2037	9,914,590
3,477,034	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	4.54%		06/25/2037	2,490,673
6,226,897	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	4.56%		08/25/2037	5,351,458
19,197,224	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	5.39%		09/25/2037	13,433,482
43,017,881	Soundview Home Loan Trust, Series 2007-WM1W-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	3.88	% (c)	02/25/2037	33,347,475

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,961,580	Specialty Underwriting & Residential Finance Trust, Series 2006-BC2-A2B	3.59%		02/25/2037	1,582,555
13,857,170	Specialty Underwriting & Residential Finance Trust, Series 2007-AB1-A2C (1 Month LIBOR USD + 0.25%, 0.25% Floor)	4.64%		03/25/2037	8,342,116
9,826,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1-M1	3.22	% (a)(b)	01/28/2050	9,246,912
3,696,647	STARM Mortgage Loan Trust, Series 2007-2-1A1	2.26	% (b)	04/25/2037	1,671,016
1,494,003	STARM Mortgage Loan Trust, Series 2007-3-1A1	3.10	% (b)	06/25/2037	1,025,919
6,329,000	Starwood Mortgage Residential Trust, Series 2021-1-B2	4.52	% (a)(b)	05/25/2065	4,477,682
5,000,000	Starwood Mortgage Residential Trust, Series 2021-2-B1	2.75	% (a)(b)	05/25/2065	3,429,783
7,110,000	Starwood Mortgage Residential Trust, Series 2021-2-B2	3.00	% (a)(b)	05/25/2065	4,351,236
9,103,000	Starwood Mortgage Residential Trust, Series 2021-5-M1	3.25	% (a)(b)	09/25/2066	5,520,377
98,208	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	4.21	% (b)	09/25/2034	97,702
1,372,006	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.26	% (b)	12/25/2035	1,214,690
2,413,055	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	4.15	% (b)	01/25/2037	1,860,000
7,444,087	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	3.72	% (b)	02/25/2036	4,623,921
1,944,960	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A4	3.94	% (b)	09/25/2036	1,769,240
7,679,580	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	4.99%		08/25/2037	6,404,164
74,701,567	Structured Asset Investment Loan Trust, Series 2006-3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	4.55%		06/25/2036	49,452,116
8,407,948	Structured Asset Investment Loan Trust, Series 2006-4-A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	4.56%		07/25/2036	4,987,658
20,800,000	Structured Asset Investment Loan Trust, Series 2006-4-A5 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	4.70%		07/25/2036	6,878,121
9,109,086	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 10.50% Cap)	4.79%		05/25/2036	6,969,643
826,311	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.94	% (b)	07/25/2033	798,313
8,618,574	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	4,911,474
69,010,245	Structured Asset Securities Corporation, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	4.71%		12/25/2036	42,465,951
13,355,091	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	4.73%		12/25/2036	12,965,167
53,669,027	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.86	% (a)(c)(d)(f)	03/28/2045	3,282,752
20,127,500	Structured Asset Securities Corporation, Series 2007-BC4-M1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		11/25/2037	14,682,015
13,751,766	Structured Asset Securities Corporation, Series 2007-MN1A-A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63	% (a)	01/25/2037	8,834,921
16,124,349	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.58	% (a)	03/25/2037	13,207,771
234,808	SunTrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	206,436
455,749	SunTrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	221,816
11,080,773	Terwin Mortgage Trust, Series 2006-7-2A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	4.93	% (a)	08/25/2037	5,288,729
157,445	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 11.50% Cap)	5.02%		12/25/2033	147,623
3,101,848	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.62	% (b)	12/25/2044	2,607,686

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,355,704	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	6.72%		03/25/2037	3,932,732
1,599,642	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	6.72%		03/25/2037	1,350,620
4,100,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A2	3.23	% (a)(k)	03/25/2023	3,905,032
30,000,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A1	2.24	% (a)(k)	06/25/2024	28,498,812
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40	% (a)	03/17/2038	4,477,526
8,900,000	Tricon American Homes Trust, Series 2020-SFR1-D	2.55	% (a)	07/17/2038	7,736,074
1,600,000	Tricon American Homes Trust, Series 2020-SFR1-E	3.54	% (a)	07/17/2038	1,422,083
16,000,000	Tricon Residential Trust, Series 2021-SFR1-B	2.24	% (a)	07/17/2038	13,822,954
13,250,000	Tricon Residential Trust, Series 2021-SFR1-C	2.34	% (a)	07/17/2038	11,396,582
5,250,000	Tricon Residential Trust, Series 2021-SFR1-D	2.59	% (a)	07/17/2038	4,477,123
10,000,000	Tricon Residential Trust, Series 2021-SFR1-E2	2.89	% (a)	07/17/2038	8,365,228
11,300,000	Tricon Residential Trust, Series 2021-SFR1-F	3.69	% (a)	07/17/2038	9,590,655
6,089,893	TVC Mortgage Trust, Series 2020-RTL1-A1	3.47	% (a)	09/25/2024	6,075,379
5,115,756	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(k)	05/25/2051	4,457,103
23,382,684	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(k)	08/25/2051	21,286,424
36,746,899	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(k)	08/25/2051	32,385,016
15,706,957	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(k)	09/25/2051	13,756,412
9,178,810	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07	% (a)(b)	11/25/2047	8,569,414
11,042,980	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/26/2048	10,592,448
29,125,502	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76	% (a)(b)	03/25/2049	27,198,317
2,851,597	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(b)	03/25/2049	2,315,453
10,697,436	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(b)	07/25/2049	10,098,682
3,913,594	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26	% (a)(b)	07/25/2049	3,543,377
2,497,239	Velocity Commercial Capital Loan Trust, Series 2020-1-M4	3.54	% (a)(b)	02/25/2050	2,036,795
6,100,000	Verus Securitization Trust, Series 2021-3-M1	2.40	% (a)(b)	06/25/2066	3,782,343
4,588,000	Verus Securitization Trust, Series 2021-4-B1	3.05	% (a)(b)	07/25/2066	2,461,731
2,300,000	Verus Securitization Trust, Series 2021-4-B2	3.81	% (a)(b)	07/25/2066	1,220,129
2,500,000	Verus Securitization Trust, Series 2021-4-M1	2.20	% (a)(b)	07/25/2066	1,384,633
6,651,000	Verus Securitization Trust, Series 2021-5-B1	3.04	% (a)(b)	09/25/2066	3,463,729
9,255,000	Verus Securitization Trust, Series 2021-5-M1	2.33	% (a)(b)	09/25/2066	5,067,262
17,089,455	VOLT LLC, Series 2021-CF1-A1	1.99	% (a)(k)	08/25/2051	15,362,981
13,516,825	VOLT LLC, Series 2021-CF2-A1	2.49	% (a)(k)	11/27/2051	11,936,404
25,398,649	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(k)	02/27/2051	22,051,152
7,926,061	VOLT LLC, Series 2021-NPL2-A1	1.89	% (a)(k)	02/27/2051	7,169,822
67,963,110	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(k)	02/27/2051	61,774,872
9,458,088	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(k)	03/27/2051	8,620,705
29,414,656	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(k)	04/25/2051	26,025,576
2,184,759	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(k)	05/25/2051	1,961,752
6,380,460	Voyager Trust, Series 2009-1-SAC3	18.69	% (a)(b)	02/25/2038	4,603,284
1,255,196	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE2-A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	4.87%		05/25/2036	971,332
19,592,965	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2-2A2 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	4.61%		02/25/2037	6,592,992
3,896,572	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	3,182,738

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,075,651	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-4-5A1	5.50%		06/25/2035	900,623
423,713	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 0.00% Floor, 50.60% Cap)	2.32	% (f)	07/25/2035	392,174
1,372,088	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	4.99%		07/25/2035	1,238,071
311,631	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-6-2A7	5.50%		08/25/2035	261,938
4,126,792	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	5.84%		08/25/2035	3,955,006
375,163	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 0.00% Floor, 50.05% Cap)	1.77	% (f)	08/25/2035	343,902
2,312,099	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-3CB	6.50%		08/25/2035	1,821,236
5,211,207	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-1A2	5.50%		10/25/2035	4,826,054
4,590,284	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-2A2	5.50%		11/25/2035	4,105,809
1,244,661	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-CX	5.50	% (d)	11/25/2035	219,624
4,854,705	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19-B1 (1 Month LIBOR USD + 1.05%, 1.05% Floor, 10.50% Cap)	5.44%		12/25/2045	4,084,047
4,424,315	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-2CB1	7.00%		02/25/2036	3,308,415
1,548,492	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	1,353,141
782,769	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A2	5.75%		02/25/2036	701,415
665,234	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A7	5.75%		02/25/2036	596,487
2,052,545	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-3-3CB4	6.00%		04/25/2036	1,734,027
1,181,527	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-1A8	5.75%		07/25/2036	846,015
2,603,785	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB1	6.00%		07/25/2036	1,784,939
4,729,569	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB6	6.00%		07/25/2036	3,242,200
13,303,337	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A3	6.72%		07/25/2036	3,389,418
5,543,825	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A5	6.95%		07/25/2036	1,411,432
7,933,044	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A4	4.17%		10/25/2036	2,926,862
2,900,814	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-9-A7	4.28%		10/25/2036	935,808
6,184,678	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-1A1	3.74	% (b)	09/25/2036	5,581,275

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,932,931	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	4.59%		12/25/2036	1,961,009
6,004,512	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	2.89%		11/25/2046	5,127,983
5,839,969	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	3.00%		06/25/2046	4,262,615
5,018,855	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	3.04%		06/25/2046	3,875,912
3,414,280	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	3.03%		06/25/2046	3,058,002
484,222	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6-2A3	3.56	% (b)	08/25/2036	406,545
7,542,416	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A6	6.00%		04/25/2037	6,046,348
2,483,465	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A2	6.00%		04/25/2037	2,122,958
3,426,719	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A3	6.00%		04/25/2037	2,929,018
2,409,004	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-4-1A1	5.50%		06/25/2037	2,196,550
170,347	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 0.00% Floor, 39.48% Cap)	13.15	% (f)	06/25/2037	205,722
4,258,677	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A6	6.00%		06/25/2037	4,128,130
8,004,950	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE1-2A2 (1 Month LIBOR USD + 0.11%, 0.11% Floor)	4.50%		01/25/2037	3,669,344
15,099,094	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	4.56%		07/25/2047	10,836,294
5,033,355	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY3-4A1	3.29	% (b)	03/25/2037	4,543,066
7,851,105	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5-1A1	2.98	% (b)	05/25/2037	6,692,297
5,858,508	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63%		01/25/2047	5,102,920
538,364	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	461,394
2,363,837	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	2,025,881
2,038,144	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	1,746,752
3,340,416	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	2,862,840
13,469,219	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	11,922,997
2,287,348	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	4.74%		06/25/2037	1,623,993
3,369,618	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.26	% (d)(f)	06/25/2037	198,076
271,100	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	216,727
4,490,758	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	3,779,415
1,784,207	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	1,501,586

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,173,278	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	2,657,176
24,615,304	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	20,800,742
4,897,296	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	4.80	% (b)	12/28/2037	4,450,089
1,688,649	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	4.09	% (b)	09/25/2036	1,507,321
831,752	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	4.20	% (b)	09/25/2036	770,979
869,904	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	2.88	% (b)	04/25/2036	812,205
1,295,851	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	1,087,771
90,124	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	75,093
2,918,161	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	2,458,854
790,380	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	663,450
268,796	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	4.89%		06/25/2037	216,636
734,344	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	618,761
310,883	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	4.89%		06/25/2037	250,556
140,245	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 0.00% Floor, 39.00% Cap)	12.67	% (f)	06/25/2037	153,079
11,519,266	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	4.50	% (b)	12/28/2037	9,997,366

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $11,384,249,072)					9,182,566,822

US Government and Agency Mortgage Backed Obligations - 44.7%
2,142,906	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C03490	4.50%		08/01/2040	2,128,731
16,184,195	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91388	3.50%		02/01/2032	15,705,045
8,297,473	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91403	3.50%		03/01/2032	8,051,769
8,384,222	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91413	3.50%		12/01/2031	8,136,017
4,277,014	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91417	3.50%		01/01/2032	4,150,388
17,114,742	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91447	3.50%		05/01/2032	16,607,849
21,195,784	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91594	3.00%		01/01/2033	19,972,003
6,416,351	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91596	3.00%		02/01/2033	6,045,854
3,038,351	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98901	3.50%		01/01/2032	2,948,401
6,870,956	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98923	3.50%		01/01/2032	6,667,545
8,364,373	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D99724	3.00%		11/01/2032	7,881,513
7,390,555	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%		07/01/2035	7,562,676
1,468,652	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%		09/01/2038	1,500,210
5,757,310	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07801	4.00%		10/01/2044	5,526,191
12,235,711	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07862	4.00%		01/01/2044	11,744,575
13,363,255	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07905	4.00%		01/01/2042	12,860,234
26,707,287	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08534	3.00%		06/01/2043	24,356,113
8,672,811	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%		07/01/2043	7,909,294
15,981,369	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08614	3.00%		11/01/2044	14,453,549
18,160,772	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08619	3.00%		12/01/2044	16,409,548
23,640,674	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%		01/01/2045	21,351,235
44,999,682	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%		02/01/2045	40,660,450
22,550,803	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%		03/01/2045	20,348,314

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
63,745,505	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08635	3.00%	04/01/2045	57,493,241
19,052,584	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08640	3.00%	05/01/2045	17,175,979
102,033,526	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08648	3.00%	06/01/2045	91,941,394
19,477,068	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08653	3.00%	07/01/2045	17,534,433
11,344,929	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08658	3.00%	08/01/2045	10,213,373
12,803,841	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08670	3.00%	10/01/2045	11,519,450
150,493,778	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08675	3.00%	11/01/2045	135,397,447
62,046,161	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08680	3.00%	12/01/2045	55,793,138
26,281,615	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%	01/01/2046	23,633,620
58,489,698	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08692	3.00%	02/01/2046	52,596,469
18,439,045	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08705	3.00%	05/01/2046	16,563,965
21,330,790	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08715	3.00%	08/01/2046	19,148,355
1,132,352	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08800	3.50%	02/01/2048	1,050,805
12,907,197	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G16072	3.00%	02/01/2032	12,359,902
25,281,740	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60251	3.50%	10/01/2045	23,568,704
66,754,970	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60393	3.50%	01/01/2046	62,191,806
10,321,781	Federal Home Loan Mortgage Corporation Pass-Thru, Pool J22834	2.50%	03/01/2028	9,840,543
23,224,902	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13637	3.00%	11/01/2042	21,180,853
23,345,297	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13638	3.00%	11/01/2042	21,290,605
40,507,481	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q16672	3.00%	03/01/2043	36,941,578
2,663,112	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q23595	4.00%	12/01/2043	2,571,454
3,172,594	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24052	4.00%	01/01/2044	3,063,406
2,683,193	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24172	4.00%	01/01/2044	2,590,852
2,781,587	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24979	4.00%	02/01/2044	2,678,736
10,726,239	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q31596	3.50%	02/01/2045	10,006,091
4,567,449	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32861	3.50%	04/01/2045	4,258,911
11,005,096	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32921	3.50%	04/01/2045	10,257,108
11,939,549	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q39502	3.50%	03/01/2046	11,119,670
26,410,676	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q44073	3.00%	09/01/2046	23,692,020
16,126,785	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7965	2.00%	09/01/2051	12,687,348
14,589,221	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7970	2.00%	09/01/2051	11,477,521
52,967,295	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA3515	2.50%	09/01/2050	45,085,272
22,430,432	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4218	2.50%	12/01/2050	19,080,767
16,901,825	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4968	2.50%	04/01/2046	14,588,250
64,615,153	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA5267	3.00%	05/01/2051	56,853,073
193,007,060	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7642	4.50%	08/01/2052	186,008,242
145,176,182	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7784	4.50%	08/01/2052	140,010,986
61,289,839	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB0714	2.00%	12/01/2041	51,213,094
80,266,345	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5089	1.50%	12/01/2040	65,478,051
8,992,612	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5106	2.50%	03/01/2041	7,918,544
91,466,261	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5110	1.50%	05/01/2041	74,935,104
59,195,441	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5131	2.00%	10/01/2041	49,968,829
17,278,951	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%	04/01/2047	15,581,775
35,788,187	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%	11/01/2050	29,731,514
49,759,103	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0715	2.00%	09/01/2051	41,314,084

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
218,149,759	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7534	2.50%		02/01/2051	189,200,675
90,707,279	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8152	3.00%		06/01/2051	79,806,687
3,456,430	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8168	3.00%		09/01/2051	3,040,240
10,029,565	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8169	3.50%		09/01/2051	9,125,039
42,313,913	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8214	3.50%		05/01/2052	38,524,718
42,201,598	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SE9043	2.00%		09/01/2051	33,200,936
1,002,711	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60392	4.00%		10/01/2041	937,412
1,692,985	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60681	4.00%		05/01/2042	1,585,699
6,123,821	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60782	3.50%		07/01/2042	5,548,583
6,809,403	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60853	3.50%		09/01/2042	6,169,765
7,052,436	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%		09/01/2042	6,394,173
1,078,504	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65110	3.50%		10/01/2042	977,854
7,046,555	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65492	3.00%		06/01/2048	6,151,489
568,348	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69016	5.00%		06/01/2041	559,603
12,476,433	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69050	3.50%		05/01/2046	11,403,102
139,101	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%		11/01/2040	133,066
1,419,455	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U99125	3.00%		01/01/2043	1,285,167
24,061,088	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U99193	3.50%		03/01/2044	22,526,904
54,774,038	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V81821	3.00%		08/01/2045	49,379,055
15,866,878	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82117	3.00%		12/01/2045	14,272,763
13,241,129	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82209	3.50%		02/01/2046	12,327,736
7,137,490	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82248	3.50%		03/01/2046	6,645,884
85,502,067	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Z40117	3.00%		04/01/2045	77,497,762
7,118,197	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZS4750	3.00%		01/01/2048	6,342,311
15,626,021	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	13,991,834
472,206	Federal Home Loan Mortgage Corporation REMICS, Series 2519-ZD	5.50%		11/15/2032	474,065
250,439	Federal Home Loan Mortgage Corporation REMICS, Series 2596-ZL	5.00%		04/15/2033	251,019
168,591	Federal Home Loan Mortgage Corporation REMICS, Series 2684-ZN	4.00%		10/15/2033	162,947
1,142,729	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	1,146,067
2,979,723	Federal Home Loan Mortgage Corporation REMICS, Series 2825-PZ	5.50%		07/15/2034	3,023,496
1,793,274	Federal Home Loan Mortgage Corporation REMICS, Series 2898-JZ	5.00%		12/15/2034	1,794,495
4,462,419	Federal Home Loan Mortgage Corporation REMICS, Series 2899-AZ	5.00%		12/15/2034	4,442,221
2,317,593	Federal Home Loan Mortgage Corporation REMICS, Series 2909-Z	5.00%		12/15/2034	2,307,806
4,708,326	Federal Home Loan Mortgage Corporation REMICS, Series 2932-Z	5.00%		02/15/2035	4,691,870
101,122	Federal Home Loan Mortgage Corporation REMICS, Series 2990-JL (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.33	% (d)(f)	03/15/2035	491
1,956,103	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.18	% (d)(f)	07/15/2035	137,477
1,208,670	Federal Home Loan Mortgage Corporation REMICS, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.78	% (d)(f)	09/15/2035	74,903
432,737	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 0.00% Floor, 6.73% Cap)	2.41	% (d)(f)	10/15/2035	36,168

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,078,478	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	3,123,071
497,730	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	472,891
1,496,156	Federal Home Loan Mortgage Corporation REMICS, Series 3174-PZ	5.00%		01/15/2036	1,502,934
398,322	Federal Home Loan Mortgage Corporation REMICS, Series 3187-JZ	5.00%		07/15/2036	400,261
1,081,908	Federal Home Loan Mortgage Corporation REMICS, Series 3188-ZK	5.00%		07/15/2036	1,077,852
1,674,909	Federal Home Loan Mortgage Corporation REMICS, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.18	% (d)(f)	08/15/2036	120,033
2,195,880	Federal Home Loan Mortgage Corporation REMICS, Series 3203-Z	5.00%		07/15/2036	2,191,772
3,479,387	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	3,472,878
2,287,081	Federal Home Loan Mortgage Corporation REMICS, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 0.00% Floor, 6.43% Cap)	2.11	% (d)(f)	01/15/2037	173,345
2,071,836	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 0.00% Floor, 6.08% Cap)	1.76	% (d)(f)	02/15/2037	132,968
414,418	Federal Home Loan Mortgage Corporation REMICS, Series 3315-HZ	6.00%		05/15/2037	417,600
1,596,542	Federal Home Loan Mortgage Corporation REMICS, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.33	% (d)(f)	06/15/2037	130,221
377,446	Federal Home Loan Mortgage Corporation REMICS, Series 3351-ZC	5.50%		07/15/2037	377,000
4,837,793	Federal Home Loan Mortgage Corporation REMICS, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.73	% (d)(f)	08/15/2037	327,749
199,495	Federal Home Loan Mortgage Corporation REMICS, Series 3369-Z	6.00%		09/15/2037	202,634
554,871	Federal Home Loan Mortgage Corporation REMICS, Series 3405-ZG	5.50%		01/15/2038	551,230
331,168	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 0.00% Floor, 6.18% Cap)	1.86	% (d)(f)	02/15/2038	21,974
1,044,188	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 0.00% Floor, 5.65% Cap)	1.33	% (d)(f)	03/15/2038	54,440
171,467	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 0.00% Floor, 5.65% Cap)	1.33	% (d)(f)	03/15/2038	8,622
233,186	Federal Home Loan Mortgage Corporation REMICS, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 0.00% Floor, 6.03% Cap)	1.71	% (d)(f)	02/15/2037	15,651
242,544	Federal Home Loan Mortgage Corporation REMICS, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 0.00% Floor, 6.06% Cap)	1.74	% (d)(f)	06/15/2038	12,753
100,612	Federal Home Loan Mortgage Corporation REMICS, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 0.00% Floor, 6.07% Cap)	1.75	% (d)(f)	07/15/2038	5,511
1,834,440	Federal Home Loan Mortgage Corporation REMICS, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 0.00% Floor, 5.85% Cap)	1.53	% (d)(f)	08/15/2038	93,614
2,551,327	Federal Home Loan Mortgage Corporation REMICS, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 0.00% Floor, 5.55% Cap)	1.23	% (d)(f)	02/15/2038	114,363
775,570	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.27	% (b)(d)(i)	06/15/2038	729,577
67,039	Federal Home Loan Mortgage Corporation REMICS, Series 3530-GZ	4.50	% (g)	05/15/2039	60,495
2,327,485	Federal Home Loan Mortgage Corporation REMICS, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 0.00% Floor, 6.75% Cap)	2.43	% (d)(f)	06/15/2039	212,477
155,047	Federal Home Loan Mortgage Corporation REMICS, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.83	% (d)(f)	06/15/2039	10,855

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
64,499	Federal Home Loan Mortgage Corporation REMICS, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 0.00% Floor, 5.80% Cap)	1.48	% (d)(f)	07/15/2039	4,370
2,861,510	Federal Home Loan Mortgage Corporation REMICS, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 0.00% Floor, 7.20% Cap)	2.88	% (d)(f)	08/15/2035	227,841
869,567	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.68	% (d)(f)	10/15/2049	50,854
902,192	Federal Home Loan Mortgage Corporation REMICS, Series 3583-GB	4.50%		10/15/2039	883,221
1,685,488	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 0.00% Floor, 6.35% Cap)	2.03	% (d)(f)	03/15/2032	88,953
2,567,209	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	2,612,891
3,778,597	Federal Home Loan Mortgage Corporation REMICS, Series 3641-Z	5.50%		02/15/2036	3,845,730
3,485,188	Federal Home Loan Mortgage Corporation REMICS, Series 3654-ZB	5.50%		11/15/2037	3,546,987
8,301,375	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	8,447,891
409,081	Federal Home Loan Mortgage Corporation REMICS, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 0.00% Floor, 6.45% Cap)	2.13	% (d)(f)	05/15/2040	29,528
3,182,583	Federal Home Loan Mortgage Corporation REMICS, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.73	% (d)(f)	08/15/2032	121,055
1,387,322	Federal Home Loan Mortgage Corporation REMICS, Series 3704-EI	5.00	% (d)	12/15/2036	217,837
1,512,646	Federal Home Loan Mortgage Corporation REMICS, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 0.00% Floor, 25.00% Cap)	4.40	% (f)	08/15/2040	1,491,705
2,044,097	Federal Home Loan Mortgage Corporation REMICS, Series 3724-CM	5.50%		06/15/2037	2,040,965
6,560,389	Federal Home Loan Mortgage Corporation REMICS, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.73	% (d)(f)	09/15/2040	555,209
186,682	Federal Home Loan Mortgage Corporation REMICS, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 0.00% Floor, 10.00% Cap)	1.36	% (f)	10/15/2040	138,183
4,674,509	Federal Home Loan Mortgage Corporation REMICS, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 0.00% Floor, 10.00% Cap)	1.76	% (f)	11/15/2040	3,364,173
14,479,556	Federal Home Loan Mortgage Corporation REMICS, Series 3768-ZX	5.00%		12/15/2040	14,307,590
2,099,759	Federal Home Loan Mortgage Corporation REMICS, Series 3771-AL	4.00%		12/15/2030	2,054,576
5,598,620	Federal Home Loan Mortgage Corporation REMICS, Series 3779-BY	3.50%		12/15/2030	5,401,492
13,865,761	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	13,331,422
6,243,115	Federal Home Loan Mortgage Corporation REMICS, Series 3779-LB	4.00%		12/15/2030	6,108,767
1,514,737	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	1,461,403
5,170,293	Federal Home Loan Mortgage Corporation REMICS, Series 3783-AC	4.00%		01/15/2031	5,059,092
2,984,617	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 0.00% Floor, 9.50% Cap)	0.86	% (f)	01/15/2041	2,169,175
4,409,938	Federal Home Loan Mortgage Corporation REMICS, Series 3788-AY	3.50%		01/15/2031	4,252,986

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
494,570	Federal Home Loan Mortgage Corporation REMICS, Series 3790-Z	4.00%		01/15/2041	465,690
11,040,863	Federal Home Loan Mortgage Corporation REMICS, Series 3800-VZ	4.50%		02/15/2041	10,792,311
1,391,345	Federal Home Loan Mortgage Corporation REMICS, Series 3803-ZM	4.00%		02/15/2041	1,315,947
17,913,855	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	18,158,844
6,090,921	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	5,873,266
5,142,626	Federal Home Loan Mortgage Corporation REMICS, Series 3812-EY	3.50%		02/15/2031	4,959,084
1,481,950	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	1,460,658
52,020	Federal Home Loan Mortgage Corporation REMICS, Series 3819-MS (-1 x 1 Month LIBOR USD + 6.47%, 0.00% Floor, 6.47% Cap)	2.15	% (d)(f)	06/15/2040	69
3,816,727	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	3,869,629
12,479,568	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	12,032,386
3,350,433	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 0.00% Floor, 13.20% Cap)	0.25	% (f)	02/15/2041	2,042,207
4,468,222	Federal Home Loan Mortgage Corporation REMICS, Series 3829-VZ	4.00%		03/15/2041	4,198,218
8,386,823	Federal Home Loan Mortgage Corporation REMICS, Series 3843-PZ	5.00%		04/15/2041	8,451,048
12,243,985	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	12,413,945
4,059,196	Federal Home Loan Mortgage Corporation REMICS, Series 3870-PB	4.50%		06/15/2041	3,969,949
18,628,800	Federal Home Loan Mortgage Corporation REMICS, Series 3871-LZ	5.50%		06/15/2041	18,963,656
5,594,139	Federal Home Loan Mortgage Corporation REMICS, Series 3872-BA	4.00%		06/15/2041	5,247,228
2,814,349	Federal Home Loan Mortgage Corporation REMICS, Series 3877-EY	4.50%		06/15/2041	2,595,421
916,642	Federal Home Loan Mortgage Corporation REMICS, Series 3877-GY	4.50%		06/15/2041	834,717
7,908,754	Federal Home Loan Mortgage Corporation REMICS, Series 3877-ZU	4.50%		06/15/2041	7,730,835
2,505,034	Federal Home Loan Mortgage Corporation REMICS, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 0.00% Floor, 5.97% Cap)	1.65	% (d)(f)	07/15/2041	124,994
10,286,927	Federal Home Loan Mortgage Corporation REMICS, Series 3901-VZ	4.00%		07/15/2041	9,683,990
17,330,064	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	17,494,557
2,476,329	Federal Home Loan Mortgage Corporation REMICS, Series 3910-ZE	5.00%		10/15/2034	2,464,656
3,521,527	Federal Home Loan Mortgage Corporation REMICS, Series 3919-KL	4.50%		09/15/2041	3,442,436
11,947,259	Federal Home Loan Mortgage Corporation REMICS, Series 3919-ZJ	4.00%		09/15/2041	11,545,536
900,523	Federal Home Loan Mortgage Corporation REMICS, Series 3942-JZ	4.00%		10/15/2041	846,688

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,728,009	Federal Home Loan Mortgage Corporation REMICS, Series 3944-AZ	4.00%		10/15/2041	3,505,881
1,454,946	Federal Home Loan Mortgage Corporation REMICS, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 0.00% Floor, 14.70% Cap)	1.75	% (f)	10/15/2041	1,096,511
11,096,794	Federal Home Loan Mortgage Corporation REMICS, Series 3969-AB	4.00%		10/15/2033	10,724,778
2,001,888	Federal Home Loan Mortgage Corporation REMICS, Series 3982-AZ	3.50%		01/15/2042	1,792,114
47,027,298	Federal Home Loan Mortgage Corporation REMICS, Series 3990-ZA	3.50%		01/15/2042	43,361,868
2,855,076	Federal Home Loan Mortgage Corporation REMICS, Series 3999-EZ	4.00%		02/15/2042	2,681,924
19,986,380	Federal Home Loan Mortgage Corporation REMICS, Series 3999-ZB	4.00%		02/15/2042	18,777,268
34,293,899	Federal Home Loan Mortgage Corporation REMICS, Series 4016-KZ	4.00%		03/15/2042	32,792,204
63,850	Federal Home Loan Mortgage Corporation REMICS, Series 4050-BC	2.00%		05/15/2041	63,676
513,082	Federal Home Loan Mortgage Corporation REMICS, Series 4050-ND	2.50%		09/15/2041	496,576
68,628,486	Federal Home Loan Mortgage Corporation REMICS, Series 4084-TZ	4.00%		07/15/2042	64,386,511
46,254,832	Federal Home Loan Mortgage Corporation REMICS, Series 4097-ZA	3.50%		08/15/2042	42,846,720
48,097,832	Federal Home Loan Mortgage Corporation REMICS, Series 4109-GE	4.50%		10/15/2041	47,026,193
13,883,069	Federal Home Loan Mortgage Corporation REMICS, Series 4116-AP	1.35%		08/15/2042	11,746,286
3,863,348	Federal Home Loan Mortgage Corporation REMICS, Series 4121-AV	3.00%		12/15/2035	3,629,891
17,352,326	Federal Home Loan Mortgage Corporation REMICS, Series 4160-HP	2.50%		01/15/2033	16,223,614
17,546,871	Federal Home Loan Mortgage Corporation REMICS, Series 4162-ZJ	3.00%		02/15/2033	16,227,609
49,616,789	Federal Home Loan Mortgage Corporation REMICS, Series 4174-Z	3.50%		03/15/2043	46,382,498
77,539,187	Federal Home Loan Mortgage Corporation REMICS, Series 4179-AZ	4.00%		01/15/2041	73,779,296
9,362,841	Federal Home Loan Mortgage Corporation REMICS, Series 4183-ZB	3.00	% (g)	03/15/2043	7,258,372
3,334,913	Federal Home Loan Mortgage Corporation REMICS, Series 4186-ZJ	3.00	% (g)	03/15/2033	2,923,792
9,850,990	Federal Home Loan Mortgage Corporation REMICS, Series 4189-ML	3.00%		04/15/2038	8,980,317
40,143,373	Federal Home Loan Mortgage Corporation REMICS, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	0.46	% (f)	06/15/2043	26,075,072
19,309,604	Federal Home Loan Mortgage Corporation REMICS, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 0.00% Floor, 5.43% Cap)	0.46	% (f)	07/15/2043	12,889,421
25,322,898	Federal Home Loan Mortgage Corporation REMICS, Series 4223-ZV	4.00%		07/15/2043	24,432,986
5,572,998	Federal Home Loan Mortgage Corporation REMICS, Series 4229-TZ	3.00%		06/15/2043	4,977,542
31,182,361	Federal Home Loan Mortgage Corporation REMICS, Series 4229-ZA	4.00%		07/15/2043	29,985,564

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,852,526	Federal Home Loan Mortgage Corporation REMICS, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 0.00% Floor, 4.65% Cap)	1.56	% (f)	09/15/2043	6,278,346
23,203,461	Federal Home Loan Mortgage Corporation REMICS, Series 4250-BZ	3.00%		09/15/2033	21,578,186
10,089,748	Federal Home Loan Mortgage Corporation REMICS, Series 4267-BZ	4.00%		10/15/2040	9,709,216
24,880,940	Federal Home Loan Mortgage Corporation REMICS, Series 4283-ZL	3.00	% (g)	08/15/2033	23,343,255
20,497,371	Federal Home Loan Mortgage Corporation REMICS, Series 4355-ZX	4.00%		05/15/2044	19,650,204
17,328,936	Federal Home Loan Mortgage Corporation REMICS, Series 4376-GZ	3.00	% (g)	08/15/2044	14,883,555
55,092,877	Federal Home Loan Mortgage Corporation REMICS, Series 4377-LZ	3.00	% (g)	08/15/2044	47,571,124
1,742,722	Federal Home Loan Mortgage Corporation REMICS, Series 4379-KA	3.00%		08/15/2044	1,607,137
436,282	Federal Home Loan Mortgage Corporation REMICS, Series 4384-A	3.00%		12/15/2040	434,572
30,114,681	Federal Home Loan Mortgage Corporation REMICS, Series 4384-ZY	3.00	% (g)	09/15/2044	26,106,751
152,626,521	Federal Home Loan Mortgage Corporation REMICS, Series 4390-NZ	3.00	% (g)	09/15/2044	131,808,233
13,638,307	Federal Home Loan Mortgage Corporation REMICS, Series 4408-PB	3.00%		04/15/2044	12,689,728
18,168,160	Federal Home Loan Mortgage Corporation REMICS, Series 4427-CE	3.00%		02/15/2034	17,472,244
7,905,667	Federal Home Loan Mortgage Corporation REMICS, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.28	% (d)(f)	07/15/2044	388,440
8,057,947	Federal Home Loan Mortgage Corporation REMICS, Series 4429-HA	3.00%		04/15/2034	7,734,579
29,084,371	Federal Home Loan Mortgage Corporation REMICS, Series 4434-LZ	3.00	% (g)	02/15/2045	24,465,427
1,278,987	Federal Home Loan Mortgage Corporation REMICS, Series 4438-B	3.00%		10/15/2043	1,214,217
10,875,026	Federal Home Loan Mortgage Corporation REMICS, Series 4441-VZ	3.00	% (g)	02/15/2045	9,097,750
1,105,972	Federal Home Loan Mortgage Corporation REMICS, Series 4444-CH	3.00%		01/15/2041	1,101,250
31,613,447	Federal Home Loan Mortgage Corporation REMICS, Series 4444-CZ	3.00	% (g)	02/15/2045	26,825,059
23,381,889	Federal Home Loan Mortgage Corporation REMICS, Series 4447-YZ	4.00%		08/15/2043	22,336,880
43,301,452	Federal Home Loan Mortgage Corporation REMICS, Series 4463-ZC	3.00%		04/15/2045	38,620,881
31,455,971	Federal Home Loan Mortgage Corporation REMICS, Series 4467-ZA	3.00	% (g)	04/15/2045	27,197,832
16,529,866	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	16,001,271
14,373,636	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BC	3.00%		12/15/2041	13,913,993
42,076,528	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	39,161,365
58,029,899	Federal Home Loan Mortgage Corporation REMICS, Series 4483-CA	3.00%		06/15/2044	54,169,344
29,884,578	Federal Home Loan Mortgage Corporation REMICS, Series 4483-PA	2.50%		06/15/2045	27,872,064

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,200,415	Federal Home Loan Mortgage Corporation REMICS, Series 4492-GZ	3.50%		07/15/2045	7,441,602
922,921	Federal Home Loan Mortgage Corporation REMICS, Series 4498-PD	2.50%		08/15/2042	909,333
6,340,659	Federal Home Loan Mortgage Corporation REMICS, Series 4500-GO	0.00	% (i)	08/15/2045	4,801,759
11,432,286	Federal Home Loan Mortgage Corporation REMICS, Series 4504-CA	3.00%		04/15/2044	10,836,269
20,275,259	Federal Home Loan Mortgage Corporation REMICS, Series 4527-GA	3.00%		02/15/2044	18,970,100
41,477,601	Federal Home Loan Mortgage Corporation REMICS, Series 4533-AB	3.00%		06/15/2044	38,608,645
37,533,279	Federal Home Loan Mortgage Corporation REMICS, Series 4543-HG	2.70%		04/15/2044	34,874,752
58,179,234	Federal Home Loan Mortgage Corporation REMICS, Series 4573-CA	3.00%		11/15/2044	54,183,566
11,898,780	Federal Home Loan Mortgage Corporation REMICS, Series 4573-DA	3.00%		03/15/2045	11,205,253
12,360,376	Federal Home Loan Mortgage Corporation REMICS, Series 4588-DA	3.00%		02/15/2044	11,754,883
7,632,922	Federal Home Loan Mortgage Corporation REMICS, Series 4629-KA	3.00%		03/15/2045	7,311,648
36,999,031	Federal Home Loan Mortgage Corporation REMICS, Series 4636-DZ	3.50	% (g)	12/15/2046	33,317,853
26,818,370	Federal Home Loan Mortgage Corporation REMICS, Series 4679-VZ	3.50	% (g)	02/15/2047	24,066,384
6,585,822	Federal Home Loan Mortgage Corporation REMICS, Series 4744-KA	3.00%		08/15/2046	6,156,076
21,534,000	Federal Home Loan Mortgage Corporation REMICS, Series 4759-NL	3.00%		02/15/2048	18,014,425
5,817,383	Federal Home Loan Mortgage Corporation REMICS, Series 4791-IO	3.00	% (d)	05/15/2048	941,796
32,146,874	Federal Home Loan Mortgage Corporation REMICS, Series 4791-JT	3.00%		05/15/2048	27,937,164
4,780,717	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LI	3.00	% (d)	05/15/2048	632,306
4,780,717	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LO	0.00	% (i)	05/15/2048	3,655,820
18,765,753	Federal Home Loan Mortgage Corporation REMICS, Series 4791-PO	0.00	% (i)	05/15/2048	14,219,034
13,678,537	Federal Home Loan Mortgage Corporation REMICS, Series 4792-A	3.00%		05/15/2048	11,886,822
8,479,548	Federal Home Loan Mortgage Corporation REMICS, Series 4793-C	3.00%		06/15/2048	7,695,081
8,089,460	Federal Home Loan Mortgage Corporation REMICS, Series 4795-AO	0.00	% (i)	05/15/2048	5,981,935
6,466,547	Federal Home Loan Mortgage Corporation REMICS, Series 4801-OG	0.00	% (i)	06/15/2048	4,828,825
12,962,759	Federal Home Loan Mortgage Corporation REMICS, Series 4901-BD	3.00%		07/25/2049	11,929,897
27,018,512	Federal Home Loan Mortgage Corporation REMICS, Series 4924-ST (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	08/25/2048	2,345,842
12,983,568	Federal Home Loan Mortgage Corporation REMICS, Series 5004-LS (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.76	% (d)(f)	07/25/2050	1,614,263
13,847,084	Federal Home Loan Mortgage Corporation REMICS, Series 5023-YI	3.00	% (d)	10/25/2050	2,260,970

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,530,042	Federal Home Loan Mortgage Corporation REMICS, Series 5062-PA	1.25%		01/25/2051	4,956,079
13,573,618	Federal Home Loan Mortgage Corporation REMICS, Series 5081-MI	2.50	% (d)	03/25/2051	1,949,691
55,286,168	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	48,787,417
8,860,984	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	% (d)(f)	06/25/2051	121,823
21,304,486	Federal Home Loan Mortgage Corporation REMICS, Series 5117-D	2.00%		06/25/2051	18,855,642
44,959,560	Federal Home Loan Mortgage Corporation REMICS, Series 5126-AH	2.00%		02/25/2037	39,674,676
73,298,898	Federal Home Loan Mortgage Corporation REMICS, Series 5130-IO	3.50	% (d)	08/25/2051	14,655,602
13,182,302	Federal Home Loan Mortgage Corporation REMICS, Series 5140-B	2.00%		05/25/2040	11,304,594
27,771,637	Federal Home Loan Mortgage Corporation REMICS, Series 5145-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (d)(f)	09/25/2051	360,842
51,314,995	Federal Home Loan Mortgage Corporation REMICS, Series 5157-EI	3.00	% (d)	10/25/2051	7,145,346
12,502,109	Federal Home Loan Mortgage Corporation REMICS, Series 5159-CD	1.50%		07/25/2041	10,797,543
45,397,825	Federal Home Loan Mortgage Corporation REMICS, Series 5160-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.74%, 0.00% Floor, 3.74% Cap)	0.00	% (d)(f)	08/25/2050	1,647,737
25,685,612	Federal Home Loan Mortgage Corporation REMICS, Series 5175-CZ	2.50	% (g)	09/25/2051	14,405,585
25,832,040	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	26,295,545
9,330,927	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	8,645,480
4,916,435	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	4,544,736
1,428,273	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%, 0.00% Floor)	5.55	% (a)	01/25/2051	1,339,337
1,250,000	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M2 (Secured Overnight Financing Rate 30 Day Average + 3.75%, 0.00% Floor)	7.30	% (a)	01/25/2051	1,121,950
12,762,999	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	11,589,357
9,188,565	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	8,518,879
36,820,678	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	33,909,439
6,669,651	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	6,086,738
5,687,939	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	5,144,640
39,379,630	Federal Home Loan Mortgage Corporation, Series 357-200	2.00%		09/15/2047	34,126,674
3,655,210	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	3,736,075
2,645,667	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	2,704,269
4,435,517	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	4,533,764
2,982,834	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	3,048,911
1,247,427	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	1,275,041
1,004,369	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	1,026,628
2,453,513	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	2,503,360
105,408	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	107,746

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
648,676	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%	08/01/2035	663,043
4,833,391	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%	11/01/2043	4,661,816
5,626,398	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%	11/01/2043	5,125,776
353,851	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%	05/01/2039	356,136
75,330	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%	05/01/2038	76,955
990,064	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%	08/01/2038	1,059,077
586,552	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%	09/01/2038	613,452
4,908,600	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%	07/01/2035	4,932,507
8,202,272	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%	08/01/2036	8,383,886
6,687,565	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	6,479,416
140,548	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	134,730
468,297	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%	10/01/2031	453,730
3,449,225	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%	11/01/2031	3,343,382
727,170	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%	11/01/2041	672,279
552,628	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%	11/01/2041	510,717
12,700,280	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%	01/01/2032	12,310,412
10,598,971	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%	01/01/2032	10,273,608
1,664,328	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%	05/01/2032	1,613,258
4,657,017	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%	05/01/2032	4,514,167
6,647,167	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%	05/01/2032	6,443,116
4,156,723	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%	05/01/2042	3,842,862
8,986,411	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%	08/01/2032	8,458,601
3,236,445	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%	09/01/2042	2,926,832
4,694,211	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%	10/01/2032	4,418,487
12,738,536	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%	10/01/2032	11,989,649
6,699,325	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%	10/01/2032	6,305,627
34,549,168	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%	11/01/2042	31,471,795
26,124,166	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%	11/01/2042	23,797,149
20,554,664	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%	12/01/2032	19,345,993
11,190,860	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%	02/01/2043	10,009,738
12,747,205	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%	02/01/2043	11,401,821
5,986,438	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%	02/01/2033	5,634,294
9,148,499	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%	02/01/2033	8,587,707
10,926,569	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%	03/01/2038	9,822,875
4,689,349	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%	04/01/2033	4,413,827
9,142,560	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%	04/01/2038	8,220,057
7,377,809	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%	05/01/2033	6,944,007
22,935,888	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%	05/01/2033	21,529,834
4,388,934	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%	05/01/2033	4,120,171
205,553	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	201,751
345,096	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%	06/01/2040	348,848
223,911	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%	06/01/2040	226,949
2,738,579	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%	12/01/2040	2,632,586
144,745	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%	12/01/2040	138,695
1,872,521	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%	01/01/2041	1,731,195
743,222	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	720,109

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,358,903	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%	04/01/2026	1,327,516
494,773	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%	09/01/2041	460,749
810,260	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%	09/01/2041	765,119
55,629	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%	09/01/2041	51,358
1,565,028	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%	10/01/2041	1,446,892
2,117,997	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%	10/01/2041	1,975,745
1,115,794	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%	10/01/2041	1,031,550
5,219,366	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%	11/01/2041	4,825,423
1,345,652	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%	10/01/2041	1,244,066
538,060	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%	11/01/2041	500,311
8,037,189	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%	11/01/2041	7,726,019
2,886,307	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%	12/01/2041	2,612,714
1,013,387	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%	12/01/2041	936,798
10,013,251	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%	01/01/2032	9,705,990
1,470,931	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%	02/01/2042	1,361,162
2,913,531	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%	02/01/2042	2,693,676
1,149,934	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%	03/01/2042	1,063,124
1,779,150	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%	03/01/2042	1,646,425
511,060	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%	03/01/2042	499,476
50,236,835	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%	06/01/2043	44,934,302
26,899,912	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%	07/01/2043	24,061,034
559,861	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%	04/01/2026	559,327
4,468,572	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%	10/01/2043	4,309,911
9,865,085	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%	09/01/2053	8,875,859
18,341,749	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%	06/01/2053	16,165,269
24,882,499	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%	04/01/2042	23,919,207
23,661,717	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%	10/01/2044	21,555,921
7,768,511	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%	02/01/2045	7,638,749
23,978,834	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%	06/01/2044	23,793,420
22,764,393	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%	03/01/2046	21,194,069
11,312,029	Federal National Mortgage Association Pass-Thru, Pool AL9220	3.00%	06/01/2045	10,305,354
20,391,714	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%	07/01/2031	19,529,322
5,010,286	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%	05/01/2042	4,636,446
14,072,363	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%	09/01/2042	12,738,443
10,864,658	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%	09/01/2042	9,834,735
6,779,097	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%	12/01/2042	6,175,225
6,765,339	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%	04/01/2043	6,162,607
6,459,784	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%	03/01/2044	6,339,121
7,085,311	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%	03/01/2044	6,966,982
4,320,846	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%	05/01/2044	4,248,681
2,166,474	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%	06/01/2044	2,130,710
2,068,809	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%	07/01/2044	2,034,653
9,989,059	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%	08/01/2034	9,376,714
4,851,771	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%	10/01/2034	4,554,369
9,864,657	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%	10/01/2034	9,259,826
31,415,989	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%	12/01/2044	28,343,868

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
12,551,123	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%	12/01/2044	11,313,455
8,057,028	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%	01/01/2035	7,563,052
11,965,635	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%	01/01/2035	11,231,993
9,065,233	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%	01/01/2045	8,471,809
11,610,534	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%	01/01/2035	10,783,998
72,136,509	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%	03/01/2045	64,993,541
27,998,188	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	25,225,813
12,247,039	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%	04/01/2035	11,375,281
9,978,329	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%	04/01/2035	9,366,491
12,886,844	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%	04/01/2035	12,096,077
8,899,181	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%	05/01/2035	8,265,702
14,521,328	Federal National Mortgage Association Pass-Thru, Pool AS7473	3.00%	07/01/2046	12,876,642
30,252,215	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%	08/01/2046	26,825,782
19,783,914	Federal National Mortgage Association Pass-Thru, Pool AS8056	3.00%	10/01/2046	17,716,260
28,261,834	Federal National Mortgage Association Pass-Thru, Pool AS8111	3.00%	10/01/2041	25,496,455
17,155,781	Federal National Mortgage Association Pass-Thru, Pool AS8269	3.00%	11/01/2046	15,362,810
14,361,764	Federal National Mortgage Association Pass-Thru, Pool AS8306	3.00%	11/01/2041	12,981,408
16,824,544	Federal National Mortgage Association Pass-Thru, Pool AS8356	3.00%	11/01/2046	14,918,925
14,026,857	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%	07/01/2045	12,438,394
17,706,921	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%	03/01/2045	15,931,504
6,165,342	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%	02/01/2045	5,543,382
426,746	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%	01/01/2045	378,410
2,807,752	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%	03/01/2045	2,489,755
6,069,015	Federal National Mortgage Association Pass-Thru, Pool AZ0576	3.50%	04/01/2042	5,538,998
8,914,485	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%	04/01/2046	8,267,950
16,664,451	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%	11/01/2046	14,962,357
8,446,057	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%	12/01/2046	7,568,606
82,259,127	Federal National Mortgage Association Pass-Thru, Pool BF0314	3.00%	01/01/2053	73,343,958
68,285,706	Federal National Mortgage Association Pass-Thru, Pool BF0353	3.00%	05/01/2053	60,884,402
36,775,431	Federal National Mortgage Association Pass-Thru, Pool BF0391	3.00%	09/01/2053	32,801,038
21,012,474	Federal National Mortgage Association Pass-Thru, Pool BK8257	1.50%	12/01/2050	15,753,241
19,335,239	Federal National Mortgage Association Pass-Thru, Pool BK8267	2.50%	12/01/2050	16,627,814
43,046,215	Federal National Mortgage Association Pass-Thru, Pool BM5112	3.00%	11/01/2033	41,010,213
19,343,068	Federal National Mortgage Association Pass-Thru, Pool BM5299	3.00%	12/01/2046	17,327,489
29,845,520	Federal National Mortgage Association Pass-Thru, Pool BM5633	3.00%	07/01/2047	26,716,827
4,370,287	Federal National Mortgage Association Pass-Thru, Pool BM5834	3.00%	04/01/2048	3,875,213
49,342,644	Federal National Mortgage Association Pass-Thru, Pool BM6779	2.00%	08/01/2051	38,832,446
8,412,045	Federal National Mortgage Association Pass-Thru, Pool BQ6432	2.00%	08/01/2051	6,620,327
16,664,202	Federal National Mortgage Association Pass-Thru, Pool BQ6564	2.00%	09/01/2051	13,114,667
27,608,641	Federal National Mortgage Association Pass-Thru, Pool BS4319	2.35%	01/01/2039	20,273,132
19,967,523	Federal National Mortgage Association Pass-Thru, Pool BT1777	2.50%	06/01/2051	17,150,173
1,619,846	Federal National Mortgage Association Pass-Thru, Pool BT6556	2.00%	07/01/2051	1,274,803
8,418,852	Federal National Mortgage Association Pass-Thru, Pool CA0862	3.50%	09/01/2047	7,811,848
6,391,606	Federal National Mortgage Association Pass-Thru, Pool CA3898	3.00%	07/01/2034	6,009,697
4,545,603	Federal National Mortgage Association Pass-Thru, Pool CA4413	3.00%	10/01/2049	3,968,650
41,517,612	Federal National Mortgage Association Pass-Thru, Pool CA7235	2.50%	10/01/2050	35,391,201

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
13,147,552	Federal National Mortgage Association Pass-Thru, Pool CA7671	2.50%	11/01/2040	11,578,331
22,859,617	Federal National Mortgage Association Pass-Thru, Pool CA7789	2.50%	11/01/2040	20,131,197
17,761,642	Federal National Mortgage Association Pass-Thru, Pool CB0189	3.00%	04/01/2051	15,628,246
3,752,055	Federal National Mortgage Association Pass-Thru, Pool CB1648	2.00%	09/01/2051	2,952,871
14,446,230	Federal National Mortgage Association Pass-Thru, Pool CB3332	3.50%	04/01/2052	13,224,504
98,071,876	Federal National Mortgage Association Pass-Thru, Pool CB4291	5.00%	08/01/2052	96,906,059
49,924,936	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%	04/01/2047	44,585,405
26,420,712	Federal National Mortgage Association Pass-Thru, Pool FM4347	2.50%	09/01/2050	22,576,725
47,554,639	Federal National Mortgage Association Pass-Thru, Pool FM4752	2.50%	11/01/2050	40,932,264
52,085,749	Federal National Mortgage Association Pass-Thru, Pool FM4792	2.50%	11/01/2050	44,399,899
29,386,665	Federal National Mortgage Association Pass-Thru, Pool FM4913	2.50%	11/01/2050	25,038,162
36,964,545	Federal National Mortgage Association Pass-Thru, Pool FM5150	2.00%	12/01/2050	30,263,748
5,551,454	Federal National Mortgage Association Pass-Thru, Pool FM6864	1.50%	04/01/2041	4,548,154
70,057,544	Federal National Mortgage Association Pass-Thru, Pool FM7557	3.50%	03/01/2050	64,705,025
69,634,747	Federal National Mortgage Association Pass-Thru, Pool FM8104	3.00%	07/01/2051	61,471,449
30,573,331	Federal National Mortgage Association Pass-Thru, Pool FM8158	2.50%	07/01/2051	26,516,127
69,933,608	Federal National Mortgage Association Pass-Thru, Pool FM8215	2.50%	03/01/2051	60,163,026
52,147,601	Federal National Mortgage Association Pass-Thru, Pool FM8304	4.00%	07/01/2049	49,704,270
67,642,739	Federal National Mortgage Association Pass-Thru, Pool FM8435	2.50%	09/01/2051	58,157,772
75,340,628	Federal National Mortgage Association Pass-Thru, Pool FM8769	2.50%	09/01/2051	64,688,210
38,988,245	Federal National Mortgage Association Pass-Thru, Pool FM8780	2.50%	09/01/2051	33,372,724
10,995,256	Federal National Mortgage Association Pass-Thru, Pool FM9422	2.00%	01/01/2051	9,004,640
31,768,704	Federal National Mortgage Association Pass-Thru, Pool FM9490	2.00%	11/01/2051	26,189,726
19,755,952	Federal National Mortgage Association Pass-Thru, Pool FM9846	2.50%	12/01/2051	16,786,227
151,400,330	Federal National Mortgage Association Pass-Thru, Pool FM9958	3.50%	11/01/2051	138,295,880
88,359,396	Federal National Mortgage Association Pass-Thru, Pool FM9993	3.50%	07/01/2051	81,211,200
37,476,127	Federal National Mortgage Association Pass-Thru, Pool FS0009	3.50%	11/01/2051	34,195,154
60,203,440	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%	11/01/2050	55,276,576
17,647,731	Federal National Mortgage Association Pass-Thru, Pool FS2588	4.50%	08/01/2052	17,068,964
832,634	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	826,999
2,994,812	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	2,974,542
605,145	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%	05/01/2030	601,049
38,643	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%	06/01/2040	37,808
72,153	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	70,594
892,874	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%	10/01/2030	865,115
203,270	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%	12/01/2030	196,949
5,202,251	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%	01/01/2031	5,040,439
1,193,127	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%	11/01/2041	1,103,057
39,106,486	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%	12/01/2031	37,906,273
16,674,121	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%	01/01/2032	16,162,355
19,607,790	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%	02/01/2032	19,006,047
9,981,371	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%	03/01/2032	9,675,025
2,020,040	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%	04/01/2042	1,828,327
13,421,039	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%	05/01/2032	13,009,080
1,164,333	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%	05/01/2042	1,053,976
29,462,803	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%	06/01/2032	28,558,276

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,413,656	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	3,090,438
2,013,546	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	1,863,314
18,006,044	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	17,142,880
29,304,523	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	26,525,543
32,553,314	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	29,466,946
12,725,565	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	12,334,815
9,342,208	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	8,456,151
2,415,535	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	2,341,344
15,682,079	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	14,199,231
16,059,769	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	15,125,597
1,456,264	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	1,318,202
9,168,685	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	8,629,465
36,543,408	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	34,393,917
21,897,895	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	20,609,744
38,250,998	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	35,906,243
4,878,232	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	4,579,168
24,258,089	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	23,273,169
5,476,060	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	4,958,747
4,349,707	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	3,937,154
14,415,198	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	13,794,983
11,107,064	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	10,057,790
11,161,899	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	9,898,975
36,252,392	Federal National Mortgage Association Pass-Thru, Pool MA2259	3.00%		05/01/2035	33,671,800
15,832,439	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	14,039,490
15,304,231	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		05/01/2046	13,852,206
16,757,663	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%		06/01/2046	14,859,529
15,408,847	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	13,946,966
5,237,857	Federal National Mortgage Association Pass-Thru, Pool MA2673	3.00%		07/01/2046	4,644,566
19,269,196	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%		08/01/2046	17,086,616
1,828,411	Federal National Mortgage Association Pass-Thru, Pool MA2743	3.00%		09/01/2046	1,621,302
43,289,591	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%		11/01/2046	38,912,620
13,908,647	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%		12/01/2046	12,502,343
17,506,866	Federal National Mortgage Association Pass-Thru, Pool MA2895	3.00%		02/01/2047	15,666,320
2,479,565	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	2,402,371
37,747,326	Federal National Mortgage Association Pass-Thru, Pool MA4100	2.00%		08/01/2050	30,980,662
79,833,148	Federal National Mortgage Association Pass-Thru, Pool MA4191	2.00%		11/01/2050	62,828,886
99,602,048	Federal National Mortgage Association Pass-Thru, Pool MA4306	2.50%		04/01/2051	84,719,461
52,940,122	Federal National Mortgage Association Pass-Thru, Pool MA4340	2.00%		05/01/2051	41,663,869
54,928,098	Federal National Mortgage Association Pass-Thru, Pool MA4600	3.50%		05/01/2052	49,954,860
82,391,605	Federal National Mortgage Association Pass-Thru, Pool MA4701	4.50%		08/01/2052	79,387,988
48,808,346	Federal National Mortgage Association Pass-Thru, Pool MA4733	4.50%		09/01/2052	47,027,744
35,151,830	Federal National Mortgage Association Pass-Thru, Series 2022-18-DZ	3.50	% (g)	04/25/2052	26,570,017
335,435	Federal National Mortgage Association REMICS, Series 2002-70-QZ	5.50%		11/25/2032	341,135
477,227	Federal National Mortgage Association REMICS, Series 2002-75-ZG	5.50%		11/25/2032	478,833

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,930,149	Federal National Mortgage Association REMICS, Series 2003-129-ZT	5.50%		01/25/2034	7,028,787
1,191,420	Federal National Mortgage Association REMICS, Series 2003-29-ZL	5.00%		04/25/2033	1,188,199
592,552	Federal National Mortgage Association REMICS, Series 2003-64-ZG	5.50%		07/25/2033	595,204
4,698,300	Federal National Mortgage Association REMICS, Series 2003-84-PZ	5.00%		09/25/2033	4,673,948
863,824	Federal National Mortgage Association REMICS, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	03/25/2034	15,313
1,357,902	Federal National Mortgage Association REMICS, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 0.00% Floor, 7.70% Cap)	3.31	% (d)(f)	07/25/2034	102,662
49,053	Federal National Mortgage Association REMICS, Series 2005-107-EG	4.50%		01/25/2026	48,205
250,145	Federal National Mortgage Association REMICS, Series 2005-37-ZK	4.50%		05/25/2035	244,490
2,365,600	Federal National Mortgage Association REMICS, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 0.00% Floor, 6.70% Cap)	2.31	% (d)(f)	10/25/2035	219,575
2,084,069	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 0.00% Floor, 6.58% Cap)	2.19	% (d)(f)	10/25/2036	188,063
812,915	Federal National Mortgage Association REMICS, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 0.00% Floor, 6.32% Cap)	1.93	% (d)(f)	01/25/2037	73,313
303,401	Federal National Mortgage Association REMICS, Series 2006-16-HZ	5.50%		03/25/2036	303,766
3,368,221	Federal National Mortgage Association REMICS, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 0.00% Floor, 6.75% Cap)	2.36	% (d)(f)	07/25/2036	270,509
263,303	Federal National Mortgage Association REMICS, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 0.00% Floor, 6.60% Cap)	2.21	% (d)(f)	10/25/2036	21,071
4,373,603	Federal National Mortgage Association REMICS, Series 2007-109-VZ	5.00%		10/25/2035	4,361,714
510,158	Federal National Mortgage Association REMICS, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.86	% (d)(f)	05/25/2037	28,260
3,291,969	Federal National Mortgage Association REMICS, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 0.00% Floor, 6.81% Cap)	2.42	% (d)(f)	03/25/2037	215,259
1,593,345	Federal National Mortgage Association REMICS, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 0.00% Floor, 6.44% Cap)	2.05	% (d)(f)	04/25/2037	134,814
191,020	Federal National Mortgage Association REMICS, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 0.00% Floor, 6.11% Cap)	1.72	% (d)(f)	04/25/2037	10,263
1,375,969	Federal National Mortgage Association REMICS, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (d)(f)	04/25/2037	95,955
1,347,831	Federal National Mortgage Association REMICS, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 0.00% Floor, 6.62% Cap)	2.23	% (d)(f)	10/25/2036	113,149
2,122,293	Federal National Mortgage Association REMICS, Series 2007-60-VZ	6.00%		07/25/2037	2,171,668
1,377,773	Federal National Mortgage Association REMICS, Series 2007-71-GZ	6.00%		07/25/2047	1,309,307
1,697,918	Federal National Mortgage Association REMICS, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 0.00% Floor, 5.87% Cap)	1.48	% (d)(f)	08/25/2037	127,238
203,349	Federal National Mortgage Association REMICS, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.26	% (d)(f)	03/25/2037	13,321
1,714,432	Federal National Mortgage Association REMICS, Series 2008-29-ZA	4.50%		04/25/2038	1,676,167
3,511,359	Federal National Mortgage Association REMICS, Series 2008-48-BE	5.00%		06/25/2034	3,510,465

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
317,500	Federal National Mortgage Association REMICS, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	06/25/2037	19,773
118,226	Federal National Mortgage Association REMICS, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.76	% (d)(f)	07/25/2038	8,360
309,728	Federal National Mortgage Association REMICS, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	02/25/2037	17,768
422,193	Federal National Mortgage Association REMICS, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.86	% (d)(f)	02/25/2038	27,981
314,818	Federal National Mortgage Association REMICS, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	07/25/2038	15,606
225,551	Federal National Mortgage Association REMICS, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	07/25/2038	12,051
900,802	Federal National Mortgage Association REMICS, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	08/25/2038	65,091
162,672	Federal National Mortgage Association REMICS, Series 2008-81-LP	5.50%		09/25/2038	161,230
1,927,691	Federal National Mortgage Association REMICS, Series 2009-106-EZ	4.50%		01/25/2040	1,842,951
297,638	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.86	% (d)(f)	01/25/2040	27,044
245,518	Federal National Mortgage Association REMICS, Series 2009-16-MZ	5.00%		03/25/2029	243,244
822,793	Federal National Mortgage Association REMICS, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	06/25/2039	58,588
638,061	Federal National Mortgage Association REMICS, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	06/25/2039	45,317
296,691	Federal National Mortgage Association REMICS, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (d)(f)	07/25/2039	14,660
214,167	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 0.00% Floor, 5.95% Cap)	1.56	% (d)(f)	07/25/2039	15,279
2,311,992	Federal National Mortgage Association REMICS, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 0.00% Floor, 6.75% Cap)	2.36	% (d)(f)	07/25/2039	140,218
228,256	Federal National Mortgage Association REMICS, Series 2009-51-BZ	4.50%		07/25/2039	222,081
638,895	Federal National Mortgage Association REMICS, Series 2009-54-EZ	5.00%		07/25/2039	629,679
285,145	Federal National Mortgage Association REMICS, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 0.00% Floor, 5.80% Cap)	1.41	% (d)(f)	09/25/2039	14,953
1,285,936	Federal National Mortgage Association REMICS, Series 2009-80-PM	4.50%		10/25/2039	1,176,388
1,390,321	Federal National Mortgage Association REMICS, Series 2009-83-Z	4.50%		10/25/2039	1,339,883
5,736,493	Federal National Mortgage Association REMICS, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 0.00% Floor, 7.23% Cap)	2.84	% (d)(f)	01/25/2036	431,491
8,742,996	Federal National Mortgage Association REMICS, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 0.00% Floor, 6.75% Cap)	2.36	% (d)(f)	10/25/2039	911,456
514,484	Federal National Mortgage Association REMICS, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 0.00% Floor, 5.72% Cap)	1.33	% (d)(f)	04/25/2037	21,582
362,954	Federal National Mortgage Association REMICS, Series 2009-94-BC	5.00%		11/25/2039	347,223
6,840,197	Federal National Mortgage Association REMICS, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 0.00% Floor, 4.48% Cap)	0.09	% (d)(f)	09/25/2040	255,078
3,089,913	Federal National Mortgage Association REMICS, Series 2010-101-ZC	4.50%		09/25/2040	3,010,783

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,218,263	Federal National Mortgage Association REMICS, Series 2010-101-ZH	4.50%		07/25/2040	6,078,015
2,129,660	Federal National Mortgage Association REMICS, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 0.00% Floor, 6.35% Cap)	1.96	% (d)(f)	02/25/2040	165,780
655,772	Federal National Mortgage Association REMICS, Series 2010-10-ZA	4.50%		02/25/2040	623,849
730,925	Federal National Mortgage Association REMICS, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 0.00% Floor, 5.95% Cap)	1.56	% (d)(f)	10/25/2050	72,474
1,027,116	Federal National Mortgage Association REMICS, Series 2010-116-Z	4.00%		10/25/2040	957,391
257,343	Federal National Mortgage Association REMICS, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 0.00% Floor, 4.50% Cap)	0.11	% (d)(f)	10/25/2040	7,312
775,456	Federal National Mortgage Association REMICS, Series 2010-120-KD	4.00%		10/25/2040	723,073
6,885,545	Federal National Mortgage Association REMICS, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 0.00% Floor, 4.50% Cap)	0.11	% (d)(f)	10/25/2040	267,368
242,685	Federal National Mortgage Association REMICS, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 0.00% Floor, 55.00% Cap)	9.68	% (f)	11/25/2040	349,024
178,693	Federal National Mortgage Association REMICS, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 0.00% Floor, 15.00% Cap)	2.64	% (f)	11/25/2040	144,003
1,127,506	Federal National Mortgage Association REMICS, Series 2010-128-HZ	4.00%		11/25/2040	1,072,240
785,753	Federal National Mortgage Association REMICS, Series 2010-132-Z	4.50%		11/25/2040	731,275
88,008	Federal National Mortgage Association REMICS, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 0.00% Floor, 15.00% Cap)	2.64	% (f)	12/25/2040	76,774
4,683,481	Federal National Mortgage Association REMICS, Series 2010-142-AZ	4.00%		12/25/2040	4,408,409
2,023,936	Federal National Mortgage Association REMICS, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.26	% (d)(f)	01/25/2026	28,094
7,726,248	Federal National Mortgage Association REMICS, Series 2010-150-ZA	4.00%		01/25/2041	7,169,053
3,574,245	Federal National Mortgage Association REMICS, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 0.00% Floor, 5.45% Cap)	1.06	% (d)(f)	03/25/2040	206,761
1,378,930	Federal National Mortgage Association REMICS, Series 2010-21-DZ	5.00%		03/25/2040	1,373,600
579,189	Federal National Mortgage Association REMICS, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 0.00% Floor, 4.95% Cap)	0.56	% (d)(f)	03/25/2040	9,099
45,724	Federal National Mortgage Association REMICS, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 0.00% Floor, 6.45% Cap)	2.06	% (d)(f)	12/25/2049	268
965,225	Federal National Mortgage Association REMICS, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.86	% (d)(f)	02/25/2050	93,274
720,358	Federal National Mortgage Association REMICS, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (d)(f)	04/25/2040	24,271
708,674	Federal National Mortgage Association REMICS, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 0.00% Floor, 4.93% Cap)	0.54	% (d)(f)	04/25/2040	34,888
213,761	Federal National Mortgage Association REMICS, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 0.00% Floor, 6.45% Cap)	2.06	% (d)(f)	04/25/2040	8,382
117,024	Federal National Mortgage Association REMICS, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 0.00% Floor, 6.45% Cap)	2.06	% (d)(f)	04/25/2040	2,829
556,954	Federal National Mortgage Association REMICS, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 0.00% Floor, 4.95% Cap)	0.56	% (d)(f)	05/25/2040	39,959

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,797,621	Federal National Mortgage Association REMICS, Series 2010-49-ZW	4.50%		05/25/2040	3,468,701
1,032,281	Federal National Mortgage Association REMICS, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 0.00% Floor, 6.23% Cap)	1.84	% (d)(f)	02/25/2040	61,983
305,783	Federal National Mortgage Association REMICS, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 0.00% Floor, 12.47% Cap)	1.19	% (f)	06/25/2040	255,944
2,825,990	Federal National Mortgage Association REMICS, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 0.00% Floor, 5.77% Cap)	1.38	% (d)(f)	06/25/2040	179,116
3,407,828	Federal National Mortgage Association REMICS, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (d)(f)	01/25/2040	166,900
219,885	Federal National Mortgage Association REMICS, Series 2010-60-VZ	5.00%		10/25/2039	221,391
197,484	Federal National Mortgage Association REMICS, Series 2010-61-EL	4.50%		06/25/2040	193,036
3,214,319	Federal National Mortgage Association REMICS, Series 2010-64-EZ	5.00%		06/25/2040	3,200,468
7,482,194	Federal National Mortgage Association REMICS, Series 2010-64-FC (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	4.89%		06/25/2040	7,378,540
9,137,972	Federal National Mortgage Association REMICS, Series 2010-76-ZK	4.50%		07/25/2040	8,931,274
2,237,869	Federal National Mortgage Association REMICS, Series 2010-79-CZ	4.00%		07/25/2040	2,092,743
8,023,359	Federal National Mortgage Association REMICS, Series 2010-79-VZ	4.50%		07/25/2040	7,842,251
948,665	Federal National Mortgage Association REMICS, Series 2010-84-ZC	4.50%		08/25/2040	927,256
1,897,326	Federal National Mortgage Association REMICS, Series 2010-84-ZD	4.50%		08/25/2040	1,854,508
2,633,064	Federal National Mortgage Association REMICS, Series 2010-84-ZG	4.50%		08/25/2040	2,574,682
216,991	Federal National Mortgage Association REMICS, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 0.00% Floor, 5.85% Cap)	1.46	% (d)(f)	08/25/2040	12,558
754,536	Federal National Mortgage Association REMICS, Series 2010-94-Z	4.50%		08/25/2040	737,507
4,150,199	Federal National Mortgage Association REMICS, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 0.00% Floor, 25.00% Cap)	4.40	% (f)	09/25/2040	4,346,350
437,476	Federal National Mortgage Association REMICS, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	0.91	% (d)(f)	02/25/2040	19,816
14,076,524	Federal National Mortgage Association REMICS, Series 2011-106-LZ	3.50%		10/25/2041	13,213,967
520,021	Federal National Mortgage Association REMICS, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 0.00% Floor, 10.10% Cap)	1.86	% (f)	11/25/2041	377,156
1,673,499	Federal National Mortgage Association REMICS, Series 2011-111-CZ	4.00%		11/25/2041	1,573,314
4,604,917	Federal National Mortgage Association REMICS, Series 2011-111-EZ	5.00%		11/25/2041	4,606,819
884,110	Federal National Mortgage Association REMICS, Series 2011-111-VZ	4.00%		11/25/2041	830,623
30,000,000	Federal National Mortgage Association REMICS, Series 2011-131-PB	4.50%		12/25/2041	29,314,782
9,711,617	Federal National Mortgage Association REMICS, Series 2011-16-AL	3.50%		03/25/2031	9,353,931

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,746,661	Federal National Mortgage Association REMICS, Series 2011-17-NY	3.50%		03/25/2031	19,015,758
390,877	Federal National Mortgage Association REMICS, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 0.00% Floor, 6.47% Cap)	2.08	% (d)(f)	03/25/2041	23,057
2,042,967	Federal National Mortgage Association REMICS, Series 2011-25-KY	3.00%		04/25/2026	1,984,121
1,727,022	Federal National Mortgage Association REMICS, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 0.00% Floor, 9.00% Cap)	0.76	% (f)	04/25/2041	1,374,728
20,782,483	Federal National Mortgage Association REMICS, Series 2011-29-AL	3.50%		04/25/2031	20,014,928
3,425,482	Federal National Mortgage Association REMICS, Series 2011-2-GZ	4.00%		02/25/2041	3,226,181
7,367,052	Federal National Mortgage Association REMICS, Series 2011-32-ZG	4.00%		04/25/2041	6,758,494
1,286,043	Federal National Mortgage Association REMICS, Series 2011-36-VZ	4.50%		05/25/2041	1,182,746
3,848,311	Federal National Mortgage Association REMICS, Series 2011-37-Z	4.50%		05/25/2041	3,796,192
5,385,534	Federal National Mortgage Association REMICS, Series 2011-38-BZ	4.00%		05/25/2041	5,147,893
1,664,763	Federal National Mortgage Association REMICS, Series 2011-39-CB	3.00%		05/25/2026	1,615,941
3,826,074	Federal National Mortgage Association REMICS, Series 2011-39-ZD	4.00%		02/25/2041	3,598,874
1,181,688	Federal National Mortgage Association REMICS, Series 2011-40-LZ	4.50%		05/25/2041	1,155,037
1,886,758	Federal National Mortgage Association REMICS, Series 2011-42-MZ	4.50%		05/25/2041	1,840,879
11,720,933	Federal National Mortgage Association REMICS, Series 2011-45-ZA	4.00%		05/25/2031	11,237,503
3,445,409	Federal National Mortgage Association REMICS, Series 2011-45-ZB	4.50%		05/25/2041	3,129,196
10,152,921	Federal National Mortgage Association REMICS, Series 2011-51-FJ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	4.84%		06/25/2041	9,958,611
731,088	Federal National Mortgage Association REMICS, Series 2011-59-MA	4.50%		07/25/2041	707,795
3,027,392	Federal National Mortgage Association REMICS, Series 2011-60-EL	3.00%		07/25/2026	2,938,684
6,975,770	Federal National Mortgage Association REMICS, Series 2011-64-DB	4.00%		07/25/2041	6,727,694
4,488,296	Federal National Mortgage Association REMICS, Series 2011-77-Z	3.50%		08/25/2041	4,022,803
29,731,086	Federal National Mortgage Association REMICS, Series 2011-99-CZ	4.50%		10/25/2041	29,093,292
14,782,108	Federal National Mortgage Association REMICS, Series 2012-104-Z	3.50	% (g)	09/25/2042	13,721,952
2,358,307	Federal National Mortgage Association REMICS, Series 2012-111-LB	3.50%		05/25/2041	2,192,922
14,515,342	Federal National Mortgage Association REMICS, Series 2012-111-MJ	4.00%		04/25/2042	13,538,925
17,445,586	Federal National Mortgage Association REMICS, Series 2012-122-DB	3.00%		11/25/2042	15,787,941
14,208,174	Federal National Mortgage Association REMICS, Series 2012-132-KH	1.75%		12/25/2032	12,743,026
14,503,416	Federal National Mortgage Association REMICS, Series 2012-144-PT	3.99	% (b)	11/25/2049	14,058,518

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,726,742	Federal National Mortgage Association REMICS, Series 2012-14-BZ	4.00%		03/25/2042	4,481,595
27,913,351	Federal National Mortgage Association REMICS, Series 2012-15-PZ	4.00	% (g)	03/25/2042	25,820,380
10,666,787	Federal National Mortgage Association REMICS, Series 2012-20-ZT	3.50%		03/25/2042	9,868,542
37,430,965	Federal National Mortgage Association REMICS, Series 2012-30-DZ	4.00%		04/25/2042	35,382,945
19,875,183	Federal National Mortgage Association REMICS, Series 2012-31-Z	4.00%		04/25/2042	18,829,397
8,343,892	Federal National Mortgage Association REMICS, Series 2012-70-FY (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	4.84%		07/25/2042	8,175,240
29,302,247	Federal National Mortgage Association REMICS, Series 2012-74-Z	4.00%		07/25/2042	28,025,911
293,584	Federal National Mortgage Association REMICS, Series 2012-80-EA	2.00%		04/25/2042	280,025
19,403,492	Federal National Mortgage Association REMICS, Series 2012-86-ZC	3.50%		08/25/2042	18,117,948
34,871,707	Federal National Mortgage Association REMICS, Series 2012-96-VZ	3.50%		09/25/2042	31,889,350
8,105,424	Federal National Mortgage Association REMICS, Series 2012-98-BG	4.50%		08/25/2040	7,922,302
15,254,505	Federal National Mortgage Association REMICS, Series 2012-99-QE	3.00%		09/25/2042	13,730,365
10,792,899	Federal National Mortgage Association REMICS, Series 2013-100-PJ	3.00%		03/25/2043	10,021,863
22,036,206	Federal National Mortgage Association REMICS, Series 2013-130-ZE	3.00%		01/25/2044	19,492,267
26,405,225	Federal National Mortgage Association REMICS, Series 2013-133-ZT	3.00	% (g)	01/25/2039	23,478,987
6,724,376	Federal National Mortgage Association REMICS, Series 2013-41-ZH	3.00	% (g)	05/25/2033	6,034,910
5,692,246	Federal National Mortgage Association REMICS, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 0.00% Floor, 5.40% Cap)	0.13	% (f)	04/25/2043	4,018,241
994,109	Federal National Mortgage Association REMICS, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	0.00	% (f)	06/25/2043	517,757
1,738,453	Federal National Mortgage Association REMICS, Series 2013-81-ZQ	3.00	% (g)	08/25/2043	1,199,307
6,936,135	Federal National Mortgage Association REMICS, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.66	% (d)(f)	12/25/2042	498,766
24,869,890	Federal National Mortgage Association REMICS, Series 2014-12-GZ	3.50%		03/25/2044	22,683,814
14,991,457	Federal National Mortgage Association REMICS, Series 2014-21-GZ	3.00%		04/25/2044	13,295,064
32,998,282	Federal National Mortgage Association REMICS, Series 2014-37-ZY	2.50	% (g)	07/25/2044	27,746,873
23,729,312	Federal National Mortgage Association REMICS, Series 2014-39-ZA	3.00%		07/25/2044	21,062,230
106,791	Federal National Mortgage Association REMICS, Series 2014-46-NZ	3.00	% (g)	06/25/2043	76,292
64,939,254	Federal National Mortgage Association REMICS, Series 2014-60-EZ	3.00	% (g)	10/25/2044	55,859,636
45,839,707	Federal National Mortgage Association REMICS, Series 2014-61-ZV	3.00	% (g)	10/25/2044	39,519,457
38,656,636	Federal National Mortgage Association REMICS, Series 2014-64-NZ	3.00	% (g)	10/25/2044	33,425,747

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,611,708	Federal National Mortgage Association REMICS, Series 2014-67-DZ	3.00	% (g)	10/25/2044	11,857,706
43,514,455	Federal National Mortgage Association REMICS, Series 2014-68-MZ	3.00	% (g)	11/25/2044	37,459,501
24,564,366	Federal National Mortgage Association REMICS, Series 2014-77-VZ	3.00	% (g)	11/25/2044	21,341,639
981,286	Federal National Mortgage Association REMICS, Series 2014-82-YA	3.00%		04/25/2041	972,177
31,547,095	Federal National Mortgage Association REMICS, Series 2014-84-KZ	3.00	% (g)	12/25/2044	27,286,234
2,835,238	Federal National Mortgage Association REMICS, Series 2014-95-NA	3.00%		04/25/2041	2,817,921
6,580,707	Federal National Mortgage Association REMICS, Series 2015-11-A	3.00%		05/25/2034	6,305,923
7,742,654	Federal National Mortgage Association REMICS, Series 2015-21-G	3.00%		02/25/2042	7,592,899
5,520,228	Federal National Mortgage Association REMICS, Series 2015-42-CA	3.00%		03/25/2044	5,196,351
22,429,792	Federal National Mortgage Association REMICS, Series 2015-49-A	3.00%		03/25/2044	20,844,246
10,433,511	Federal National Mortgage Association REMICS, Series 2015-52-GZ	3.00	% (g)	07/25/2045	8,928,350
6,175,487	Federal National Mortgage Association REMICS, Series 2015-88-AC	3.00%		04/25/2043	5,949,130
44,388,478	Federal National Mortgage Association REMICS, Series 2015-88-BA	3.00%		04/25/2044	41,810,995
15,262,517	Federal National Mortgage Association REMICS, Series 2015-8-AP	2.00%		03/25/2045	13,231,174
3,142,710	Federal National Mortgage Association REMICS, Series 2015-94-MA	3.00%		01/25/2046	2,813,667
13,991,173	Federal National Mortgage Association REMICS, Series 2016-2-JA	2.50%		02/25/2046	13,169,939
28,539,891	Federal National Mortgage Association REMICS, Series 2016-32-LA	3.00%		10/25/2044	26,670,052
19,601,385	Federal National Mortgage Association REMICS, Series 2016-72-PA	3.00%		07/25/2046	17,695,434
2,798,628	Federal National Mortgage Association REMICS, Series 2016-74-PA	3.00%		12/25/2044	2,727,984
2,564,245	Federal National Mortgage Association REMICS, Series 2016-79-EP	3.00%		01/25/2044	2,482,831
7,179,482	Federal National Mortgage Association REMICS, Series 2 016-81-PA	3.00%		02/25/2044	6,939,820
10,831,290	Federal National Mortgage Association REMICS, Series 2018-21-IO	3.00	% (d)	04/25/2048	1,685,542
17,889,654	Federal National Mortgage Association REMICS, Series 2018-21-PO	0.00	% (i)	04/25/2048	13,582,638
44,638,226	Federal National Mortgage Association REMICS, Series 2018-27-AO	0.00	% (i)	05/25/2048	33,828,423
13,046,734	Federal National Mortgage Association REMICS, Series 2018-33-A	3.00%		05/25/2048	11,635,069
15,362,880	Federal National Mortgage Association REMICS, Series 2018-38-JB	3.00%		06/25/2048	13,917,661
32,967,541	Federal National Mortgage Association REMICS, Series 2018-7-CD	3.00%		02/25/2048	29,754,261
23,682,806	Federal National Mortgage Association REMICS, Series 2018-85-PO	0.00	% (i)	12/25/2048	17,555,069
5,713,209	Federal National Mortgage Association REMICS, Series 2019-48-AZ	3.50%		09/25/2049	5,287,559
5,771,113	Federal National Mortgage Association REMICS, Series 2019-64-D	2.50%		11/25/2049	5,019,738

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
17,038,732	Federal National Mortgage Association REMICS, Series 2019-69-DS (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (d)(f)	12/25/2049	1,778,535
46,167,248	Federal National Mortgage Association REMICS, Series 2019-78-ZB	3.00%		01/25/2050	40,654,079
14,650,771	Federal National Mortgage Association REMICS, Series 2020-13-HB	3.00%		03/25/2050	13,018,006
36,321,842	Federal National Mortgage Association REMICS, Series 2020-47-GL	2.00%		05/25/2046	31,191,966
11,263,085	Federal National Mortgage Association REMICS, Series 2020-51-AZ	2.00	% (g)	07/25/2050	6,872,329
12,831,274	Federal National Mortgage Association REMICS, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.76	% (d)(f)	08/25/2050	1,382,616
7,362,873	Federal National Mortgage Association REMICS, Series 2020-61-DC	1.50%		09/25/2060	5,804,333
75,108,412	Federal National Mortgage Association REMICS, Series 2020-62-JD	1.25%		09/25/2050	57,394,318
19,239,844	Federal National Mortgage Association REMICS, Series 2020-70-IK	3.50	% (d)	10/25/2050	3,602,894
23,415,626	Federal National Mortgage Association REMICS, Series 2020-97-EI	2.00	% (d)	01/25/2051	2,897,789
19,363,571	Federal National Mortgage Association REMICS, Series 2021-13-AK	2.00%		01/25/2049	16,570,939
10,193,274	Federal National Mortgage Association REMICS, Series 2021-1-PA	1.00%		11/25/2050	7,711,156
15,596,670	Federal National Mortgage Association REMICS, Series 2021-21-DK	2.00%		07/25/2043	13,311,653
15,721,343	Federal National Mortgage Association REMICS, Series 2021-29-BA	1.25%		05/25/2041	13,496,039
4,241,138	Federal National Mortgage Association REMICS, Series 2021-29-CG	1.25%		05/25/2041	3,642,099
45,625,015	Federal National Mortgage Association REMICS, Series 2021-3-KI	2.50	% (d)	02/25/2051	6,517,365
32,174,998	Federal National Mortgage Association REMICS, Series 2021-58-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 0.00% Floor, 2.65% Cap)	0.00	% (d)(f)	09/25/2051	451,000
6,399,926	Federal National Mortgage Association REMICS, Series 2021-61-KZ	2.50	% (g)	09/25/2051	3,824,928
90,972,619	Federal National Mortgage Association REMICS, Series 2021-70-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (d)(f)	10/25/2049	3,374,829
83,323,640	Federal National Mortgage Association REMICS, Series 2022-3-EZ	2.00	% (g)	01/25/2052	46,460,778
56,603,263	Federal National Mortgage Association REMICS, Series 2022-3-NZ	2.00	% (g)	02/25/2052	31,559,217
82,246,342	Federal National Mortgage Association REMICS, Series 2022-3-Z	2.00	% (g)	02/25/2052	45,697,523
18,340,276	Federal National Mortgage Association REMICS, Series 2022-4-LG	3.00%		02/25/2052	16,613,438
16,419,227	Federal National Mortgage Association, Pool 387898	3.71%		08/01/2030	15,580,153
25,308,129	Federal National Mortgage Association, Pool AM8510	3.15%		05/01/2035	22,147,778
28,568,761	Federal National Mortgage Association, Pool AM8950	3.14%		06/01/2040	25,396,438
4,680,100	Federal National Mortgage Association, Pool AN5480	3.43%		06/01/2037	4,256,263
217,500,000	Federal National Mortgage Association, Pool AN6680	3.37%		11/01/2047	169,875,450
5,500,000	Federal National Mortgage Association, Pool AN7330	3.26%		12/01/2037	4,552,692
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	8,942,141
20,700,000	Federal National Mortgage Association, Pool AN8121	3.16%		01/01/2035	18,187,861
44,321,139	Federal National Mortgage Association, Pool BL0870	4.28%		12/01/2048	39,574,752

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,000,000	Federal National Mortgage Association, Pool BL2303	3.36%		05/01/2031	4,627,909
8,860,000	Federal National Mortgage Association, Pool BL4038	2.98%		09/01/2034	7,589,198
13,075,000	Federal National Mortgage Association, Pool BL4198	2.31%		10/01/2031	11,091,838
63,966,000	Federal National Mortgage Association, Pool BL4808	2.80%		11/01/2039	49,699,033
17,125,000	Federal National Mortgage Association, Pool BL5256	2.28%		02/01/2032	14,402,436
30,200,000	Federal National Mortgage Association, Pool BL5315	2.44%		01/01/2032	25,723,198
8,190,000	Federal National Mortgage Association, Pool BL5840	2.73%		02/01/2035	6,705,840
6,582,291	Federal National Mortgage Association, Pool BL6639	2.66%		05/01/2050	4,991,783
16,994,313	Federal National Mortgage Association, Pool BL6689	2.19%		05/01/2032	14,198,589
28,785,015	Federal National Mortgage Association, Pool BL6913	1.96%		05/01/2035	22,083,620
36,488,000	Federal National Mortgage Association, Pool BL7110	1.76%		07/01/2035	27,245,919
3,568,101	Federal National Mortgage Association, Pool BL7331	2.23%		07/01/2040	2,427,272
20,400,000	Federal National Mortgage Association, Pool BL7424	1.65%		08/01/2035	14,746,667
40,000,000	Federal National Mortgage Association, Pool BL8165	1.35%		09/01/2032	30,651,780
32,000,000	Federal National Mortgage Association, Pool BL8269	1.51%		09/01/2035	23,328,516
17,000,000	Federal National Mortgage Association, Pool BL8977	1.20%		11/01/2030	13,286,542
48,643,000	Federal National Mortgage Association, Pool BL9056	1.78%		11/01/2035	34,907,130
10,950,000	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	7,496,392
53,000,000	Federal National Mortgage Association, Pool BL9576	2.24%		12/01/2050	34,586,806
171,236,553	Federal National Mortgage Association, Pool BM6831	1.93	% (b)	10/01/2033	135,371,757
177,355,958	Federal National Mortgage Association, Pool BM6857	1.83	% (b)	12/01/2031	143,978,608
48,883,000	Federal National Mortgage Association, Pool BS2496	1.88%		09/01/2033	38,121,502
5,592,000	Federal National Mortgage Association, Pool BS2500	1.81%		06/01/2030	4,646,029
15,464,009	Federal National Mortgage Association, Pool BS2568	2.20%		09/01/2046	11,669,645
3,000,000	Federal National Mortgage Association, Pool BS2580	2.15%		08/01/2033	2,404,892
22,000,000	Federal National Mortgage Association, Pool BS2805	1.81%		09/01/2033	17,335,537
9,975,000	Federal National Mortgage Association, Pool BS2834	2.24%		08/01/2041	6,851,950
39,850,000	Federal National Mortgage Association, Pool BS3020	1.96%		09/01/2033	31,155,570
34,043,000	Federal National Mortgage Association, Pool BS3101	1.91%		09/01/2033	26,967,945
2,595,000	Federal National Mortgage Association, Pool BS3163	1.75%		08/01/2030	2,141,929
19,880,000	Federal National Mortgage Association, Pool BS3192	2.03%		09/01/2036	14,292,000
16,125,000	Federal National Mortgage Association, Pool BS3314	1.83%		10/01/2033	12,699,744
21,000,000	Federal National Mortgage Association, Pool BS3345	2.16%		10/01/2036	15,825,941
48,402,000	Federal National Mortgage Association, Pool BS3363	1.97%		12/01/2035	36,088,471
25,042,000	Federal National Mortgage Association, Pool BS3426	1.76%		11/01/2031	19,660,915
12,048,000	Federal National Mortgage Association, Pool BS3431	1.83%		11/01/2033	9,374,011
6,536,000	Federal National Mortgage Association, Pool BS3434	1.83%		11/01/2033	5,085,370
32,694,000	Federal National Mortgage Association, Pool BS3442	2.12%		10/01/2036	24,089,197
49,716,000	Federal National Mortgage Association, Pool BS3458	1.98%		10/01/2033	39,951,766
11,900,000	Federal National Mortgage Association, Pool BS3514	2.08%		10/01/2033	9,355,420
43,652,000	Federal National Mortgage Association, Pool BS3833	2.09%		12/01/2033	34,826,403
7,339,000	Federal National Mortgage Association, Pool BS3955	2.30%		12/01/2036	5,474,800
46,000,000	Federal National Mortgage Association, Pool BS3974	1.94%		01/01/2032	37,363,893
43,600,000	Federal National Mortgage Association, Pool BS4020	1.91%		12/01/2031	35,311,903
21,200,000	Federal National Mortgage Association, Pool BS4110	2.13%		01/01/2034	17,018,582
48,972,000	Federal National Mortgage Association, Pool BS4111	1.98%		01/01/2032	40,087,326

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
46,000,000	Federal National Mortgage Association, Pool BS4125	2.32%		12/01/2031	38,320,146
21,024,000	Federal National Mortgage Association, Pool BS4177	1.94%		12/01/2031	17,342,996
12,500,000	Federal National Mortgage Association, Pool BS4213	2.46%		12/01/2036	9,732,900
18,199,000	Federal National Mortgage Association, Pool BS4225	2.36%		01/01/2037	13,854,998
20,000,000	Federal National Mortgage Association, Pool BS4273	1.93%		12/01/2031	16,427,294
33,675,000	Federal National Mortgage Association, Pool BS4276	2.03%		01/01/2032	27,789,704
43,878,000	Federal National Mortgage Association, Pool BS4296	1.80%		01/01/2032	35,154,561
51,025,000	Federal National Mortgage Association, Pool BS4306	1.92%		01/01/2032	40,516,984
60,975,000	Federal National Mortgage Association, Pool BS4328	1.88%		02/01/2032	49,141,245
19,170,000	Federal National Mortgage Association, Pool BS4330	1.92%		01/01/2034	14,936,734
30,761,000	Federal National Mortgage Association, Pool BS4333	1.89%		01/01/2032	24,498,986
12,000,000	Federal National Mortgage Association, Pool BS4334	2.01%		01/01/2034	9,345,567
18,664,681	Federal National Mortgage Association, Pool BS4359	1.99%		01/01/2032	15,535,435
21,800,000	Federal National Mortgage Association, Pool BS4360	2.14%		01/01/2037	15,925,380
93,256,269	Federal National Mortgage Association, Pool BS4383	2.07%		01/01/2032	78,169,765
69,169,000	Federal National Mortgage Association, Pool BS4410	1.93%		01/01/2032	56,182,589
53,950,000	Federal National Mortgage Association, Pool BS4453	1.96%		01/01/2032	43,237,475
51,688,000	Federal National Mortgage Association, Pool BS4524	2.02%		01/01/2032	41,560,286
41,850,000	Federal National Mortgage Association, Pool BS4736	2.00%		02/01/2032	33,409,873
24,500,000	Federal National Mortgage Association, Pool BS4737	2.00%		02/01/2032	19,558,946
20,155,000	Federal National Mortgage Association, Pool BS4951	2.63%		04/01/2032	17,046,902
24,762,678	Federal National Mortgage Association, Pool BS6649	3.89%		10/01/2032	23,233,398
139,849,000	Federal National Mortgage Association, Pool BS6912	4.33%		12/01/2032	135,981,256
41,050,000	Federal National Mortgage Association, Pool BS7329	5.41%		12/01/2032	42,329,811
11,569,796	Federal National Mortgage Association, Pool BV8021	4.50%		08/01/2052	11,182,852
62,199,122	Federal National Mortgage Association, Pool CB4391	4.50%		08/01/2052	60,159,259
5,650,270	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	5,719,056
1,803,471	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	1,808,441
88,754,579	Federal National Mortgage Association, Series 2014-M11-1A	3.12	% (b)	08/25/2024	86,008,858
206,702,649	Federal National Mortgage Association, Series 2019-M16-X	1.18	% (b)(d)	07/25/2031	13,096,639
495,671,190	Federal National Mortgage Association, Series 2019-M18-X	0.71	% (b)(d)	08/25/2029	15,256,561
215,636,745	Federal National Mortgage Association, Series 2019-M24-2XA	1.14	% (b)(d)	03/25/2031	9,075,978
264,033,381	Federal National Mortgage Association, Series 2019-M24-XA	1.25	% (b)(d)	03/25/2029	15,537,863
371,219,135	Federal National Mortgage Association, Series 2020-M10-X2	1.72	% (b)(d)	12/25/2030	35,017,287
193,866,305	Federal National Mortgage Association, Series 2020-M10-X8	0.72	% (b)(d)	12/25/2027	4,914,298
79,331,801	Federal National Mortgage Association, Series 2020-M13-X2	1.23	% (b)(d)	09/25/2030	2,825,426
520,441,641	Federal National Mortgage Association, Series 2020-M15-X1	1.48	% (b)(d)	09/25/2031	29,345,206
18,544,956	Federal National Mortgage Association, Series 2020-M17-X1	1.35	% (b)(d)	01/25/2028	845,168
127,667,587	Federal National Mortgage Association, Series 2020-M27-X1	0.86	% (b)(d)	03/25/2031	5,549,416
166,688,115	Federal National Mortgage Association, Series 2020-M54-X	1.53	% (b)(d)	12/25/2033	13,751,403
53,302,278	Federal National Mortgage Association, Series 2020-M7-X2	1.24	% (b)(d)	03/25/2031	3,698,149
11,278,928	Federal National Mortgage Association, Series 2021-M12-2A1	2.13	% (b)	05/25/2033	9,820,619
934,687,242	Federal National Mortgage Association, Series 2021-M14-X	0.98	% (b)(d)	10/25/2031	41,014,730
183,877,086	Federal National Mortgage Association, Series 2021-M3-X2	0.99	% (b)(d)	08/25/2033	8,397,005
23,029,515	Federal National Mortgage Association, Series 2021-M5-A1	1.46	% (b)	01/25/2033	20,340,525
714,381,965	Federal National Mortgage Association, Series 2022-M2-X	0.39	% (b)(d)	01/25/2032	18,946,910

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,136,428	Federal National Mortgage Association, Series 2022-M4-A1X	2.46	% (b)	05/25/2030	20,751,949
3,122,954	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 0.00% Floor, 5.45% Cap)	1.06	% (d)(f)	11/25/2039	194,645
31,514,767	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	27,938,503
29,066,097	Government National Mortgage Association, Series 2021-12- IO	0.00%		06/20/2051	3,910,157
5,217,748	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 0.00% Floor, 7.10% Cap)	2.75	% (d)(f)	08/20/2033	229,814
2,148,448	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	2,148,546
1,290,801	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	1,318,955
2,394,864	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 0.00% Floor, 6.08% Cap)	1.73	% (d)(f)	10/20/2034	122,835
601,042	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	604,542
6,472,504	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	6,502,692
456,392	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 0.00% Floor, 39.97% Cap)	8.05	% (f)	05/20/2036	457,572
2,369,826	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 0.00% Floor, 4.69% Cap)	0.34	% (d)(f)	04/20/2037	24,728
2,442,000	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.17	% (d)(f)	01/16/2038	178,998
4,206,611	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 0.00% Floor, 7.69% Cap)	3.36	% (d)(f)	05/16/2038	532,505
1,515,939	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 0.00% Floor, 6.34% Cap)	1.98	% (d)(f)	05/20/2038	40,215
1,744,566	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.90	% (d)(f)	06/20/2038	100,974
1,387,371	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.92	% (d)(f)	06/16/2038	86,546
496,683	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.70	% (d)(f)	09/20/2038	12,962
883,707	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 0.00% Floor, 6.56% Cap)	2.23	% (d)(f)	11/16/2036	35,984
3,481,066	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	3,408,334
2,958,625	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 0.00% Floor, 6.65% Cap)	2.32	% (d)(f)	02/16/2039	246,039
647,215	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.75	% (d)(f)	09/20/2038	19,511
2,082,409	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	2,046,536
11,230,966	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	11,013,804
8,980	Government National Mortgage Association, Series 2009-41-ZQ	4.50	% (g)	06/16/2039	8,770
1,449,247	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	1,439,800
136,277	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	134,695
892,787	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 0.00% Floor, 6.20% Cap)	1.87	% (d)(f)	04/16/2039	32,921
1,599,663	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	1,570,128
661,377	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 0.00% Floor, 6.74% Cap)	2.39	% (d)(f)	03/20/2037	10,616
8,335,985	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.70	% (d)(f)	03/20/2040	234,733
3,123,204	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 0.00% Floor, 5.75% Cap)	1.42	% (d)(f)	01/16/2040	189,634
2,814,652	Government National Mortgage Association, Series 2010-25-ZB	4.50	% (g)	02/16/2040	2,770,033

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,241,438	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.90	% (d)(f)	02/20/2040	2,384,764
2,010,241	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	2,012,967
1,919,342	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 0.00% Floor, 5.68% Cap)	1.33	% (d)(f)	04/20/2040	136,778
587,359	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 0.00% Floor, 6.55% Cap)	2.20	% (d)(f)	09/20/2039	30,512
6,039,457	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 0.00% Floor, 5.75% Cap)	1.40	% (d)(f)	05/20/2040	437,216
6,873,626	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	6,989,936
2,969,492	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 0.00% Floor, 9.50% Cap)	0.79	% (f)	12/20/2040	2,346,823
2,973,250	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 0.00% Floor, 9.50% Cap)	0.79	% (f)	12/20/2040	2,322,930
828,873	Government National Mortgage Association, Series 2011-69-OC	0.00	% (i)	05/20/2041	684,756
8,443,906	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 0.00% Floor, 5.35% Cap)	1.00	% (d)(f)	05/20/2041	548,423
8,361,911	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	8,189,692
3,254,926	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 0.00% Floor, 5.38% Cap)	1.03	% (d)(f)	05/20/2041	217,289
2,614,076	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.80	% (d)(f)	05/20/2041	174,561
8,455,556	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.80	% (d)(f)	08/20/2043	800,014
12,338,314	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 0.00% Floor, 6.20% Cap)	1.87	% (d)(f)	09/16/2043	939,444
19,935,130	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	18,055,845
61,451,072	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	55,919,351
4,610,799	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.92	% (d)(f)	02/16/2043	233,101
5,780,160	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.90	% (d)(f)	02/20/2043	600,465
4,194,128	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	4,066,107
10,021,038	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.25	% (d)(f)	11/20/2044	734,302
10,926,231	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.25	% (d)(f)	11/20/2044	825,618
18,408,856	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 0.00% Floor, 5.55% Cap)	1.20	% (d)(f)	02/20/2044	1,288,762
11,295,129	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 0.00% Floor, 6.20% Cap)	1.85	% (d)(f)	03/20/2044	1,058,645
12,239,673	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.92	% (d)(f)	04/16/2044	961,857
11,539,840	Government National Mortgage Association, Series 2016-108-SM (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.75	% (d)(f)	08/20/2046	1,259,409
23,271,754	Government National Mortgage Association, Series 2019-122-IO	1.00	% (b)(d)	07/16/2061	1,528,130
21,941,083	Government National Mortgage Association, Series 2020-104-AI	3.00	% (d)	07/20/2050	3,156,152
6,057,345	Government National Mortgage Association, Series 2020-104-EI	3.00	% (d)	07/20/2050	907,332
11,798,709	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 0.00% Floor, 6.20% Cap)	2.37	% (d)(f)	08/20/2050	1,517,384

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
163,836,392	Government National Mortgage Association, Series 2020-140-ES (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	09/20/2050	20,349,660
42,263,254	Government National Mortgage Association, Series 2020-140-SG (-1 x 1 Month LIBOR USD + 6.35%, 0.00% Floor, 6.35% Cap)	2.00	% (d)(f)	09/20/2050	5,434,864
54,815,778	Government National Mortgage Association, Series 2020-146-CI	2.50	% (d)	10/20/2050	6,731,175
36,006,191	Government National Mortgage Association, Series 2020-146-EI	2.50	% (d)	10/20/2050	4,580,693
28,594,095	Government National Mortgage Association, Series 2020-146-KI	2.50	% (d)	10/20/2050	3,657,208
39,697,242	Government National Mortgage Association, Series 2020-148-JL	1.00%		10/20/2050	30,248,056
21,568,900	Government National Mortgage Association, Series 2020-151-MI	2.50	% (d)	10/20/2050	2,879,407
67,040,891	Government National Mortgage Association, Series 2020-152-IO	0.59	% (b)(d)	12/16/2062	3,504,737
49,449,647	Government National Mortgage Association, Series 2020-160-IA	2.50	% (d)	10/20/2050	6,874,856
12,215,754	Government National Mortgage Association, Series 2020-160-IM	2.50	% (d)	10/20/2050	1,509,018
39,037,516	Government National Mortgage Association, Series 2020-162-QS (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	10/20/2050	4,516,664
56,770,293	Government National Mortgage Association, Series 2020-166-SM (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	11/20/2050	6,137,681
18,051,855	Government National Mortgage Association, Series 2020-167-BI	2.50	% (d)	11/20/2050	2,364,269
36,452,840	Government National Mortgage Association, Series 2020-167-IA	2.50	% (d)	11/20/2050	4,802,275
86,435,474	Government National Mortgage Association, Series 2020-167-JI	2.50	% (d)	11/20/2050	11,181,319
16,479,865	Government National Mortgage Association, Series 2020-167-NS (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	11/20/2050	1,815,315
30,266,444	Government National Mortgage Association, Series 2020-167-YK	1.20%		11/20/2050	23,315,643
93,795,800	Government National Mortgage Association, Series 2020-173-MI	2.50	% (d)	11/20/2050	12,356,143
41,849,806	Government National Mortgage Association, Series 2020-175-SC (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	11/20/2050	5,407,100
30,859,354	Government National Mortgage Association, Series 2020-181-AI	2.50	% (d)	12/20/2050	4,071,716
34,040,195	Government National Mortgage Association, Series 2020-181-SA (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	12/20/2050	3,667,314
30,557,669	Government National Mortgage Association, Series 2020-181-YM	1.17%		12/20/2050	23,489,350
56,768,833	Government National Mortgage Association, Series 2020-185-KI	2.50	% (d)	12/20/2050	7,353,897
52,503,889	Government National Mortgage Association, Series 2020-187-AI	2.50	% (d)	12/20/2050	6,850,413
6,110,629	Government National Mortgage Association, Series 2020-188-DI	2.50	% (d)	12/20/2050	931,213
30,398,958	Government National Mortgage Association, Series 2020-188-GI	2.00	% (d)	12/20/2050	3,384,356
45,195,010	Government National Mortgage Association, Series 2020-188-IQ	3.00	% (d)	10/20/2050	6,954,545
99,738,673	Government National Mortgage Association, Series 2020-188-KI	2.50	% (d)	12/20/2050	14,405,745
40,806,947	Government National Mortgage Association, Series 2020-188-NS (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	12/20/2050	4,408,068
40,931,522	Government National Mortgage Association, Series 2020-195-IX	1.14	% (b)(d)	12/16/2062	3,120,361
19,565,551	Government National Mortgage Association, Series 2020-98-SA (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.80	% (d)(f)	07/20/2050	2,236,207
122,853,980	Government National Mortgage Association, Series 2021-100-IO	0.98	% (b)(d)	06/16/2063	8,882,416
70,690,873	Government National Mortgage Association, Series 2021-107-QI	2.50	% (d)	06/20/2051	9,875,571
68,766,720	Government National Mortgage Association, Series 2021-10-IO	0.98	% (b)(d)	05/16/2063	5,075,225
133,372,377	Government National Mortgage Association, Series 2021-110-IO	0.87	% (b)(d)	11/16/2063	9,304,070
27,912,851	Government National Mortgage Association, Series 2021-114-SB (-1 x 1 Month LIBOR USD + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (d)(f)	06/20/2051	213,210
51,466,834	Government National Mortgage Association, Series 2021-116-XI	3.50	% (d)	03/20/2051	8,460,067
24,427,342	Government National Mortgage Association, Series 2021-117-IJ	3.50	% (d)	06/20/2051	2,655,765

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,106,035	Government National Mortgage Association, Series 2021-117-SH (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	07/20/2051	1,808,188
128,753,151	Government National Mortgage Association, Series 2021-122-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (d)(f)	07/20/2051	886,620
248,932,290	Government National Mortgage Association, Series 2021-12-IO	0.97	% (b)(d)	03/16/2063	17,290,712
68,494,477	Government National Mortgage Association, Series 2021-135-GI	3.00	% (d)	08/20/2051	10,136,100
88,702,143	Government National Mortgage Association, Series 2021-135-SK (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	08/20/2051	9,118,864
70,815,466	Government National Mortgage Association, Series 2021-136-EI	3.00	% (d)	08/20/2051	10,510,431
43,701,926	Government National Mortgage Association, Series 2021-138-IL	3.00	% (d)	08/20/2051	6,302,381
69,222,917	Government National Mortgage Association, Series 2021-138-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (d)(f)	08/20/2051	1,313,526
17,269,600	Government National Mortgage Association, Series 2021-139-BI	3.50	% (d)	08/20/2051	1,940,129
34,893,841	Government National Mortgage Association, Series 2021-142-IO	3.00	% (d)	08/20/2051	5,342,896
114,756,194	Government National Mortgage Association, Series 2021-143-IO	0.97	% (b)(d)	10/16/2063	8,076,633
87,375,666	Government National Mortgage Association, Series 2021-144-IO	0.82	% (b)(d)	04/16/2063	5,718,056
69,951,561	Government National Mortgage Association, Series 2021-151-IO	0.92	% (b)(d)	04/16/2063	4,957,313
32,396,039	Government National Mortgage Association, Series 2021-155-IE	3.00	% (d)	09/20/2051	5,209,089
91,632,223	Government National Mortgage Association, Series 2021-155-KI	4.00	% (d)	09/20/2051	15,095,547
42,809,480	Government National Mortgage Association, Series 2021-155-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	% (d)(f)	09/20/2051	658,688
44,089,975	Government National Mortgage Association, Series 2021-155-SG (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	09/20/2051	5,859,218
52,196,969	Government National Mortgage Association, Series 2021-158-IO	3.00	% (d)	09/20/2051	8,089,392
70,044,912	Government National Mortgage Association, Series 2021-158-IV	2.50	% (d)	09/20/2051	11,005,541
27,972,088	Government National Mortgage Association, Series 2021-160-IA	3.00	% (d)	09/20/2051	4,229,766
87,236,197	Government National Mortgage Association, Series 2021-160-SQ (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 0.00% Floor, 3.00% Cap)	0.00	% (d)(f)	09/20/2051	1,349,841
40,061,958	Government National Mortgage Association, Series 2021-160-WI	2.50	% (d)	09/20/2051	5,047,086
47,570,330	Government National Mortgage Association, Series 2021-160-XI	3.00	% (d)	09/20/2051	7,133,885
91,535,791	Government National Mortgage Association, Series 2021-161-UI	3.00	% (d)	09/20/2051	13,795,487
30,491,851	Government National Mortgage Association, Series 2021-162-DI	3.00	% (d)	09/20/2051	4,706,628
15,548,985	Government National Mortgage Association, Series 2021-170-IO	0.99	% (b)(d)	05/16/2063	1,156,534
16,635,219	Government National Mortgage Association, Series 2021-175-IN	2.50	% (d)	07/20/2051	2,243,223
58,278,867	Government National Mortgage Association, Series 2021-175-IU	2.50	% (d)	09/20/2051	7,696,150
50,696,990	Government National Mortgage Association, Series 2021-176-TI	4.00	% (d)	10/20/2051	8,082,155
133,590,785	Government National Mortgage Association, Series 2021-177-IA	2.50	% (d)	10/20/2051	18,044,949
60,264,714	Government National Mortgage Association, Series 2021-180-IO	0.90	% (b)(d)	11/16/2063	4,393,430
71,019,416	Government National Mortgage Association, Series 2021-184-IO	0.89	% (b)(d)	12/16/2061	4,803,959
30,262,856	Government National Mortgage Association, Series 2021-188-IA	3.00	% (d)	10/20/2051	4,403,067
52,320,919	Government National Mortgage Association, Series 2021-188-IN	2.50	% (d)	10/20/2051	7,641,413
37,862,095	Government National Mortgage Association, Series 2021-188-IT	2.50	% (d)	10/20/2051	5,154,966
25,892,955	Government National Mortgage Association, Series 2021-191-BI	2.50	% (d)	10/20/2051	3,625,871
51,909,846	Government National Mortgage Association, Series 2021-191-CI	2.50	% (d)	10/20/2051	7,653,136
32,105,083	Government National Mortgage Association, Series 2021-192-AI	3.00	% (d)	10/20/2051	4,979,078

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
138,129,788	Government National Mortgage Association, Series 2021-193-SW (-1 x Secured Overnight Financing Rate 30 Day Average + 2.55%, 0.00% Floor, 2.55% Cap)	0.00	% (d)(f)	11/20/2051	1,030,711
79,016,753	Government National Mortgage Association, Series 2021-196-IO	2.50	% (d)	11/20/2051	11,484,413
90,334,419	Government National Mortgage Association, Series 2021-1-EI	2.00	% (d)	01/20/2051	8,686,612
89,636,095	Government National Mortgage Association, Series 2021-200-IO	0.88	% (b)(d)	11/16/2063	6,428,288
28,126,334	Government National Mortgage Association, Series 2021-205-DI	2.50	% (d)	11/20/2051	3,686,426
188,564,807	Government National Mortgage Association, Series 2021-208-IO	0.75	% (b)(d)	06/16/2064	11,158,058
34,460,634	Government National Mortgage Association, Series 2021-20-IO	1.14	% (b)(d)	08/16/2062	2,633,847
186,831,798	Government National Mortgage Association, Series 2021-210-IO	0.98	% (b)(d)	05/16/2062	13,684,439
53,498,738	Government National Mortgage Association, Series 2021-211-IO	0.97	% (b)(d)	01/16/2063	3,893,553
37,692,300	Government National Mortgage Association, Series 2021-213-IH	3.00	% (d)	12/20/2051	5,580,895
10,274,574	Government National Mortgage Association, Series 2021-226-TI	2.50	% (d)	12/20/2051	1,525,109
273,869,308	Government National Mortgage Association, Series 2021-22-IO	0.98	% (b)(d)	05/16/2063	19,098,550
84,354,802	Government National Mortgage Association, Series 2021-24-XI	2.00	% (d)	02/20/2051	9,087,602
35,232,550	Government National Mortgage Association, Series 2021-24-YD	1.20%		02/20/2051	27,159,007
12,634,865	Government National Mortgage Association, Series 2021-25-EI	2.50	% (d)	02/20/2051	1,608,139
63,696,319	Government National Mortgage Association, Series 2021-2-IO	0.87	% (b)(d)	06/16/2063	4,115,489
23,712,709	Government National Mortgage Association, Series 2021-30-IB	2.50	% (d)	02/20/2051	3,670,915
28,296,702	Government National Mortgage Association, Series 2021-30-WI	2.50	% (d)	02/20/2051	4,107,739
28,549,879	Government National Mortgage Association, Series 2021-35-IO	0.99	% (b)(d)	12/16/2062	2,096,597
34,074,904	Government National Mortgage Association, Series 2021-40-IO	0.82	% (b)(d)	02/16/2063	2,218,648
609,405,629	Government National Mortgage Association, Series 2021-45-IO	0.81	% (b)(d)	04/16/2063	38,120,882
52,527,040	Government National Mortgage Association, Series 2021-49-QI	2.50	% (d)	03/20/2049	5,422,755
24,798,433	Government National Mortgage Association, Series 2021-52-IO	0.72	% (b)(d)	04/16/2063	1,371,539
210,989,529	Government National Mortgage Association, Series 2021-60-IO	0.83	% (b)(d)	05/16/2063	13,340,720
241,850,419	Government National Mortgage Association, Series 2021-65-IO	0.88	% (b)(d)	08/16/2063	16,440,725
183,816,448	Government National Mortgage Association, Series 2021-70-IO	0.71	% (b)(d)	04/16/2063	10,783,004
166,966,301	Government National Mortgage Association, Series 2021-71-IO	0.87	% (b)(d)	10/16/2062	10,998,337
163,381,302	Government National Mortgage Association, Series 2021-72-IO	0.57	% (b)(d)	01/16/2061	8,326,777
110,404,061	Government National Mortgage Association, Series 2021-77-SJ (-1 x 1 Month LIBOR USD + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (d)(f)	05/20/2051	3,654,165
12,822,618	Government National Mortgage Association, Series 2021-78-IC	4.00	% (d)	05/20/2051	1,971,908
100,938,738	Government National Mortgage Association, Series 2021-7-KI	2.50	% (d)	01/20/2051	12,887,182
58,930,609	Government National Mortgage Association, Series 2021-7-MI	2.50	% (d)	01/20/2051	9,006,884
60,456,934	Government National Mortgage Association, Series 2021-80-IO	0.90	% (b)(d)	12/16/2062	4,379,198
319,513,108	Government National Mortgage Association, Series 2021-85-IO	0.68	% (b)(d)	03/16/2063	18,341,171
53,842,509	Government National Mortgage Association, Series 2021-87-ET	2.00%		05/20/2051	45,060,936
49,913,889	Government National Mortgage Association, Series 2021-96-TS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	% (d)(f)	06/20/2051	926,891
37,807,185	Government National Mortgage Association, Series 2021-97-SH (-1 x 1 Month LIBOR USD + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (d)(f)	06/20/2051	1,259,255
121,207,661	Government National Mortgage Association, Series 2021-98-IG	3.00	% (d)	06/20/2051	18,329,265
27,929,433	Government National Mortgage Association, Series 2021-98-MI	2.50	% (d)	06/20/2051	3,653,418
30,532,036	Government National Mortgage Association, Series 2021-98-SB (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	06/20/2051	3,190,787

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
78,297,412	Government National Mortgage Association, Series 2021-98-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 2.73%, 0.00% Floor, 2.73% Cap)	0.00	% (d)(f)	03/20/2051	887,932
9,957,175	Government National Mortgage Association, Series 2021-98-SW (-1 x 1 Month LIBOR USD + 6.30%, 0.00% Floor, 6.30% Cap)	1.95	% (d)(f)	06/20/2051	916,252
42,427,681	Government National Mortgage Association, Series 2021-99-IO	0.59	% (b)(d)	05/16/2061	2,208,484
65,592,484	Government National Mortgage Association, Series 2021-9-AI	2.00	% (d)	01/20/2051	6,872,708
86,478,394	Government National Mortgage Association, Series 2021-9-MI	2.50	% (d)	01/20/2051	11,325,401
117,228,956	Government National Mortgage Association, Series 2022-14-IO	0.66	% (b)(d)	12/01/2061	6,562,840
62,808,811	Government National Mortgage Association, Series 2022-167-IO	0.82	% (b)(d)	08/16/2065	4,408,167
94,475,181	Government National Mortgage Association, Series 2022-188-IO	2.50	% (d)	02/20/2051	12,420,699
75,951,645	Government National Mortgage Association, Series 2022-21-IO	0.78	% (b)(d)	10/16/2063	4,974,848
148,068,405	Government National Mortgage Association, Series 2022-27-IO	0.74	% (b)(d)	03/16/2064	9,145,060
95,244,282	Government National Mortgage Association, Series 2022-35-IO	0.55	% (b)(d)	10/16/2063	5,310,231
424,142,617	Government National Mortgage Association, Series 2022-39-IO	0.62	% (b)(d)	01/16/2064	25,521,213
125,128,777	Government National Mortgage Association, Series 2022-42-IO	0.67	% (b)(d)	12/16/2063	7,385,789
67,822,193	Government National Mortgage Association, Series 2022-49-IO	0.76	% (b)(d)	03/16/2064	4,222,793
128,117,527	Government National Mortgage Association, Series 2022-54-IO	0.59	% (b)(d)	10/16/2063	6,919,628
80,260,936	Government National Mortgage Association, Series 2022-62-IO	0.62	% (b)(d)	06/16/2064	4,599,538
212,564,334	Government National Mortgage Association, Series 2022-71-IO	0.55	% (b)(d)	06/16/2064	10,525,739
99,208,784	Government National Mortgage Association, Series 2022-73-IO	0.56	% (b)(d)	07/16/2064	5,611,338
54,340,737	Government National Mortgage Association, Series 2022-83-IO	2.50	% (d)	11/20/2051	7,304,553
128,668,165	Government National Mortgage Association, Series 2022-86-IO	0.53	% (b)(d)	10/16/2063	6,569,925
93,922,691	Government National Mortgage Association, Series 2022-8-IO	0.85	% (b)(d)	09/16/2063	6,625,814
65,502,049	Government National Mortgage Association, Series 2022-9-EI	3.00	% (d)	01/20/2052	8,642,838
29,376,839	Government National Mortgage Association Pass-Thru, Pool 785310	2.50%		02/20/2051	25,200,785
45,418,342	Government National Mortgage Association Pass-Thru, Pool 785346	2.00%		03/20/2051	37,044,821
13,406,358	Government National Mortgage Association Pass-Thru, Pool 785350	2.00%		01/20/2051	10,950,817
27,449,430	Government National Mortgage Association Pass-Thru, Pool 785374	2.50%		03/20/2051	23,560,655
94,815,927	Government National Mortgage Association Pass-Thru, Pool 785401	2.50%		10/20/2050	79,887,317
135,362,555	Government National Mortgage Association Pass-Thru, Pool 785412	2.50%		03/20/2051	114,776,822
30,971,521	Government National Mortgage Association Pass-Thru, Pool 785595	2.50%		03/20/2051	26,414,853
57,937,607	Government National Mortgage Association Pass-Thru, Pool 785609	2.50%		08/20/2051	49,357,078
14,811,305	Government National Mortgage Association Pass-Thru, Pool 785638	2.50%		08/20/2051	12,634,209
33,683,355	Government National Mortgage Association Pass-Thru, Pool 785639	2.50%		08/20/2051	28,641,376
13,976,449	Government National Mortgage Association Pass-Thru, Pool 785680	2.50%		10/20/2051	11,884,222
10,752,828	Government National Mortgage Association Pass-Thru, Pool CB2017	2.50%		03/20/2051	9,146,298
10,231,545	Government National Mortgage Association Pass-Thru, Pool CB4182	2.50%		03/20/2051	8,702,351

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,914,654	Government National Mortgage Association Pass-Thru, Pool CB5487	2.50%		03/20/2051	2,442,279
9,124,833	Government National Mortgage Association Pass-Thru, Pool CB9135	2.50%		04/20/2051	7,827,910
615,733	Government National Mortgage Association Pass-Thru, Pool MA2511	3.50%		01/20/2045	562,024
11,653,140	Government National Mortgage Association Pass-Thru, Pool MA7255	2.50%		03/20/2051	10,156,878
10,000,000	Seasoned Credit Risk Transfer Trust, Series 2020-2-MB	2.00%		11/25/2059	7,044,617
17,622,716	Seasoned Credit Risk Transfer Trust, Series 2020-2-MT	2.00%		11/25/2059	14,531,249
35,000,000	Seasoned Credit Risk Transfer Trust, Series 2022-2-MB	3.00%		04/25/2062	25,526,449

Total US Government and Agency Mortgage Backed Obligations (Cost $16,644,135,052)					14,458,512,397

US Government and Agency Obligations - 8.2%
54,900,000	Tennessee Valley Authority	4.25%		09/15/2065	46,740,754
530,000,000	United States Treasury Notes	4.13%		11/15/2032	540,972,653
1,340,000,000	United States Treasury Notes	2.38%		05/15/2051	961,842,580
1,340,000,000	United States Treasury Notes	3.00%		08/15/2052	1,104,453,125

Total US Government and Agency Obligations (Cost $3,243,611,045)					2,654,009,112

Short Term Investments - 0.4%
38,868,900	First American Government Obligations Fund - Class U	4.10	% (j)		38,868,900
38,868,534	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (j)		38,868,534
38,868,534	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (j)		38,868,534

Total Short Term Investments (Cost $116,605,968)					116,605,968

Total Investments - 99.5% (Cost $38,255,506,603)					32,201,169,447
Other Assets in Excess of Liabilities - 0.5%					161,681,054

NET ASSETS - 100.0%					$32,362,850,501

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)	Interest only security

(e)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(f)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(h)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(i)	Principal only security

(j)	Seven-day yield as of period end

(k)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	44.7%
Non-Agency Residential Collateralized Mortgage Obligations	28.3%
Non-Agency Commercial Mortgage Backed Obligations	9.2%
US Government and Agency Obligations	8.2%
Asset Backed Obligations	4.9%
Collateralized Loan Obligations	3.8%
Short Term Investments	0.4%
Other Assets and Liabilities	0.5%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Value/ Unrealized Appreciation (Depreciation)
10-Year US Treasury Ultra Note Future	Long	10,150	03/22/2023	1,200,554,688	$(11,199,109)
US Treasury Ultra Long Bond Future	Long	9,000	03/22/2023	1,208,812,500	(17,067,112)

					$(28,266,221)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.